As filed with the U.S. Securities and Exchange Commission on February 13 , 2002

                                                   1940 Act File No. 811 - 21031

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      ------------------------------------
                                    FORM N-2

                        (Check Appropriate Box or Boxes)

     |X|  Registration Statement under the Investment Company Act of 1940

     |_|  Amendment No.

                                     -------

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
               (Exact Name of Registrant as Specified in Charter)
                      -------------------------------------

                         1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                    (Address of Principal Executive Offices)

                                 (610) 786-3276
              (Registrant's Telephone Number, Including Area Code)

                               John H. Grady, Jr.
                         Ascendant Capital Partners, LLC
                         1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                     (Name and Address of Agent for Service)
                      -------------------------------------
                                   Copies to:
                              Lawrence P. Stadulis
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                 (202) 739-5405


--------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET

---------------------------------------------------------------------------------------------------------
N-2 ITEM     N-2 ITEM                                    LOCATION IN REGISTRATION STATEMENT
NUMBER                                                   (CAPTION)
---------------------------------------------------------------------------------------------------------
                                 PART A
---------------------------------------------------------------------------------------------------------
      1.     Outside Front Cover                         Cover Page
---------------------------------------------------------------------------------------------------------
      2.     Cover Pages; Other Offering
             Information                                 Cover Page
---------------------------------------------------------------------------------------------------------
      3.     Fee Table and Synopsis                      FEES AND EXPENSES
---------------------------------------------------------------------------------------------------------
      4.     Financial Highlights                        Not Applicable
---------------------------------------------------------------------------------------------------------
      5.     Plan of Distribution                        PLAN OF DISTRIBUTION (SAI)
---------------------------------------------------------------------------------------------------------
      6.     Selling Members                             Not Applicable
---------------------------------------------------------------------------------------------------------
      7.     Use of Proceeds                             USE OF PROCEEDS (SAI)
---------------------------------------------------------------------------------------------------------
      8.     General Description
             of the Registrant                           GENERAL DESCRIPTION OF THE FUND; INVESTMENT
                                                         OBJECTIVE AND GOALS; INVESTMENT STRATEGIES AND
                                                         SELECTION OF UNDERLYING FUNDS; RISK FACTORS
---------------------------------------------------------------------------------------------------------
      9.     Management                                  INVESTMENT MANAGER
---------------------------------------------------------------------------------------------------------
      10.    Capital Stock, Long-Term Debt, and Other    REDEMPTIONS AND REPURCHASES OF UNITS; TAXES
             Securities
---------------------------------------------------------------------------------------------------------
      11.    Defaults and Arrears on Senior Securities   Not Applicable
---------------------------------------------------------------------------------------------------------
      12.    Legal Proceedings                           Not Applicable
---------------------------------------------------------------------------------------------------------
      13.    Table of Contents of the Statement of       TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
             Additional Information                      INFORMATION
---------------------------------------------------------------------------------------------------------
                                 PART B
---------------------------------------------------------------------------------------------------------
      14.    Cover Page                                  Cover Page
---------------------------------------------------------------------------------------------------------
      15.    Table of Contents                           TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
                                                         INFORMATION
---------------------------------------------------------------------------------------------------------
      16.    General Information and History             GENERAL DESCRIPTION OF THE FUND
---------------------------------------------------------------------------------------------------------
      17.    Investment Objectives                       INVESTMENT STRATEGIES AND SELECTION OF
             and Policies                                UNDERLYING FUNDS
---------------------------------------------------------------------------------------------------------
      18.    Management.  The Fund's Investment          MANAGEMENT OF THE FUND
             Adviser; Portfolio Manager; Board of
             Directors and Officers
---------------------------------------------------------------------------------------------------------
      19.    Control Persons and Principal               Not Applicable
             Holders of Securities
---------------------------------------------------------------------------------------------------------
      20.    Investment Advisory                         MANAGEMENT OF THE FUND
             and Other Services
---------------------------------------------------------------------------------------------------------
      21.    Brokerage Allocation and Other Practices    BROKERAGE PRACTICES
---------------------------------------------------------------------------------------------------------
      22.    Tax Status                                  TAXES; TAX TREATMENT OF FUND INVESTMENTS
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
      23.    Financial Statements                        Not Applicable
---------------------------------------------------------------------------------------------------------
                                 PART C
---------------------------------------------------------------------------------------------------------
             Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
---------------------------------------------------------------------------------------------------------

                                                   Memorandum Number:___________




                    CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM






                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC,
                      A DELAWARE LIMITED LIABILITY COMPANY

              A PRIVATE OFFERING OF LIMITED LIABILITY COMPANY UNITS
                                  $100,000,000










                         ASCENDANT CAPITAL PARTNERS, LLC
                         1235 WESTLAKES DRIVE, SUITE 350
                           BERWYN, PENNSYLVANIA 19312

                            -------------------------

                      TURNER INVESTMENT DISTRIBUTORS, INC.
                                 PLACEMENT AGENT

                                February 1, 2002

THESE SECURITIES ARE SUBJECT TO A HIGH DEGREE OF RISK.  SEE "RISK FACTORS".

THIS MEMORANDUM IS BEING FURNISHED BY THE FUND SOLELY FOR USE BY YOU IN EVALUATING THE OFFERING AND THE FUND. THE INVESTMENT MANAGER WILL NOT RECEIVE ANY COMMISSIONS OR FEES FOR THE SALE OF UNITS BUT, AS THE INVESTMENT MANAGER OF THE FUND, IT WILL RECEIVE EXPENSE REIMBURSEMENTS AND OTHER COMPENSATION FOR MANAGING THE FUND.

THESE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OR THE SECURITIES LAWS OF ANY STATE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR BY ANY STATE SECURITIES ADMINISTRATOR, NOR HAS THE SEC OR ANY STATE SECURITIES ADMINISTRATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM OR DETERMINED WHETHER THIS MEMORANDUM IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES ARE SUBJECT TO RESTRICTIONS ON TRANSFERABILITY AND RESALE AND MAY NOT BE TRANSFERRED OR RESOLD EXCEPT AS PERMITTED UNDER THE SECURITIES ACT AND APPLICABLE STATE SECURITIES LAWS, PURSUANT TO REGISTRATION OR EXEMPTION THEREFROM. INVESTORS MAY BE REQUIRED TO BEAR THE FINANCIAL RISKS OF THIS INVESTMENT FOR A SUBSTANTIAL PERIOD OF TIME.

THE INFORMATION IN THIS MEMORANDUM IS FURNISHED ON A CONFIDENTIAL BASIS EXCLUSIVELY FOR YOUR USE AND RETENTION AND, BY ACCEPTING THIS MEMORANDUM, YOU AGREE NOT TO TRANSMIT, REPRODUCE OR MAKE AVAILABLE TO ANY OTHER PERSON (OTHER THAN YOUR LEGAL, TAX, ACCOUNTING AND OTHER ADVISORS) ALL OR ANY PART OF THIS MEMORANDUM WITHOUT THE FUND'S EXPRESS WRITTEN PERMISSION.

THIS OFFERING WILL CONTINUE UNTIL TERMINATED BY THE FUND. SEE "PLAN OF DISTRIBUTION" IN THE STATEMENT OF ADDITIONAL INFORMATION.

THIS IS A PRIVATE OFFERING. ACP STRATEGIC OPPRORTUNITIES FUND II, LLC IS AVAILABLE ONLY TO INVESTORS WHO ARE "ACCREDITED INVESTORS" UNDER REGULATION D PROMULGATED BY THE SEC UNDER THE SECURITIES ACT. EACH INVESTOR MUST ALSO HAVE A NET WORTH OF $1.5 MILLION OR MORE, SUBJECT TO CERTAIN EXCEPTIONS. EACH INVESTOR MUST HAVE SUCH KNOWLEDGE AND EXPERIENCE IN

FINANCIAL AND BUSINESS MATTERS THAT SUCH INVESTOR IS CAPABLE OF EVALUATING THE MERITS AND RISKS OF THIS INVESTMENT AND MUST BE ABLE TO BEAR THE ECONOMIC RISKS OF THIS INVESTMENT. NO OFFERING IS BEING MADE HEREBY TO ANY PERSON WHO HAS NOT FURNISHED TO THE FUND A COMPLETED AND SIGNED SUBSCRIPTION QUESTIONNAIRE IN THE FORM ATTACHED AS EXHIBIT C OF THIS MEMORANDUM AND WHO IS NOT SHOWN BY SUCH SUBSCRIPTION QUESTIONNAIRE TO BE ELIGIBLE FOR THIS OFFERING. SEE "PLAN OF DISTRIBUTION - INVESTOR QUALIFICATIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE FUND RESERVES THE RIGHT TO ACCEPT OR REJECT ANY SUBSCRIPTION TO PURCHASE UNITS.

TURNER INVESTMENT DISTRIBUTORS, INC. WILL RESPOND TO ANY QUESTIONS YOU OR YOUR ADVISORS MAY HAVE CONCERNING THIS OFFERING AND WILL MAKE AVAILABLE FOR EXAMINATION BY YOU OR YOUR ADVISORS SUCH RECORDS AND FILES IN THEIR POSSESSION AS MAY BE PERTINENT TO YOUR DECISION WHETHER TO INVEST IN UNITS.

THE TERMS AND CONDITIONS OF THIS OFFERING, THE RIGHTS, PREFERENCES, PRIVILEGES AND RESTRICTIONS OF UNITS AND THE RIGHTS AND LIABILITIES OF THE FUND, THE BOARD OF DIRECTORS AND THE MEMBERS WILL BE GOVERNED BY THE FUND'S LIMITED LIABILITY COMPANY OPERATING AGREEMENT (THE "OPERATING AGREEMENT") AND THE SUBSCRIPTION AGREEMENT BETWEEN EACH MEMBER AND THE FUND, THE FORMS OF WHICH ARE INCLUDED IN THIS MEMORANDUM AS EXHIBITS A AND B AND INCORPORATED HEREIN BY REFERENCE, AND THE DESCRIPTION OF ANY SUCH MATTERS IN THE TEXT OF THIS MEMORANDUM IS SUBJECT TO AND QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH EXHIBITS. THIS MEMORANDUM, WHICH INCLUDES ALL OF THE EXHIBITS ATTACHED HERETO, SHOULD BE REVIEWED CAREFULLY BY EACH OFFEREE AND EACH OFFEREE'S LEGAL, ACCOUNTING AND TAX ADVISORS PRIOR TO MAKING ANY DECISION CONCERNING AN INVESTMENT IN UNITS.

THE FUND HAS NO OPERATING HISTORY. IT IS NOT EXPECTED THAT THE UNITS WILL BE LISTED ON A SECURITIES EXCHANGE OR THAT ANY PUBLIC MARKET FOR THE SECURITIES WILL EXIST.

UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

CAPITALIZED TERMS USED THAT ARE HEREIN AND ARE NOT OTHERWISE DEFINED WILL HAVE THE SAME MEANING AS DEFINED IN THE OPERATING AGREEMENT.

                                TABLE OF CONTENTS

                                                                            PAGE


GENERAL DESCRIPTION OF THE FUND................................................1

INVESTMENT MANAGER.............................................................1

FEES AND EXPENSES..............................................................2

FUND MANAGER...................................................................4

BOARD OF DIRECTORS.............................................................4

INVESTMENT OBJECTIVE AND GOALS.................................................4

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS........................5

RISK FACTORS...................................................................6

INVESTMENT RESTRICTIONS........................................................9

THE OFFERING - UNITS OF THE FUND .............................................10

INVESTOR QUALIFICATIONS.......................................................10

PLACEMENT AGENT...............................................................11

RESTRICTIONS ON TRANSFERS.....................................................11

REDEMPTIONS AND REPURCHASES OF UNITS..........................................11

CALCULATION OF NET ASSET VALUE................................................11

CAPITAL ACCOUNTS..............................................................12

DISTRIBUTIONS.................................................................12

MANAGEMENT FEE................................................................13

FUND EXPENSES.................................................................13

INDEMNIFICATION...............................................................13

TAXES ........................................................................14

PERIODIC REPORTS..............................................................14

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT .........................14

AUDITOR ......................................................................14

LEGAL COUNSEL.................................................................14

ADMINISTRATOR ................................................................15

ADDITIONAL INFORMATION........................................................15

                                TABLE OF CONTENTS

                                  (continued)

                                                                            PAGE


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................15

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                         LIMITED LIABILITY COMPANY UNITS

                                  $100,000,000



GENERAL DESCRIPTION OF THE FUND

ACP Strategic Opportunities Fund II, LLC (the "Fund") is a newly-formed Delaware limited liability company that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

INVESTMENT MANAGER

Ascendant Capital Partners, LLC, a newly-formed Delaware limited liability company, will serve as investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), under which the Investment Manager is responsible for formulating a continuing investment program for the Fund.

The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. It is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment Company Act. The principal business address of the Investment Manager is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. As of December 31, 2001, the Investment Manager and its affiliates, including Turner, managed assets of approximately $10 billion.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Members can expect to bear.

--------------------------------------------------------------------------------
MEMBER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
   Sales load (as a percentage of offering price)                          None
   Unit Repurchase Fees                                                    None
   Dividend Reinvestment and Cash Purchase Plan Fees                       None

--------------------------------------------------------------------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO UNITS)
--------------------------------------------------------------------------------
   Management Fee (1)                                                     1.50%
   Shareholder Servicing Fee                                              0.25%
   OTHER EXPENSES(2)                                                      0.55%
   -----------------                                                     -------
   Total Annual Expenses - Gross                                          2.30%
   EXPENSE REIMBURSEMENTS                                                (0.05)%
   ----------------------                                                -------
   Total Annual Expenses - Net                                            2.25%

(1) The Investment Manager will receive an annual Management Fee equal to 1.50% of the Fund's net assets, which will be subject to a fee adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Fund's rolling twelve month return. Specifically, after the first twelve months of operation, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Fund's annual return for the preceding twelve-month period. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale.

(2) The Investment Manager, for the first twelve months of operation, has agreed to reimburse "Other Expenses" in excess of 0.50%.

--------------------------------------------------------------------------------
Return for the Prior 12 -     Management Fee Adjustment       Net Management Fee
  Month Period
--------------------------------------------------------------------------------
    Less than 6.00%                   - 0.50%                       1.00%

    6.00% to 25.00%                     ---                         1.50%

  Greater than 25.00%                   0.50%                       2.00%

The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a Member of the Fund. The annual Other Expenses shown above are estimated for the current fiscal year based on net assets of the Fund of $10 million.

EXAMPLE:

You would pay the following expenses (including a Management Fee) on a $1,000 investment, assuming a 5% annual return:

1 YEAR                 $24

3 YEARS                $73

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund's organizational and offering expenses as well as the Management Fee Adjustment are not reflected in the example. Moreover, the Fund's actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee and the Management Fee Adjustment.

IN ADDITION TO THE EXPENSES SET FORTH ABOVE, MEMBERS WILL BEAR A PROPORTIONATE SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS.

FUND MANAGER

The Fund's investment portfolio is managed by the Investment Manager. Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing the Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August 2001. Previously, he was General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

BOARD OF DIRECTORS

The Board of Directors of the Fund ("Board of Directors") has overall responsibility for the management and supervision of the operations of the Fund. The initial Directors serving on the Board of Directors have been elected by the organizational Member of the Fund. By signing the Operating Agreement, each Member will be deemed to have voted for the election of each of the initial Directors. In the event of any vacancy in the position of a Director, the remaining Directors may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Directors then serving have been elected by the Members. The Board of Directors may call a meeting of Members to fill any vacancy in the position of a Director, and will do so within 60 days after any date on which Directors who were elected by the Members cease to constitute a majority of the Directors then serving on the Board of Directors.

INVESTMENT OBJECTIVE AND GOALS

The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among Underlying Funds. The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

The Investment Manager may invest in Underlying Funds that follow various investment strategies. The Underlying Funds may invest in various securities and financial instruments, including, but not limited to, securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, foreign currency forward contracts, and in private, asset-backed investments such as real estate mortgages and tax liens.

The Investment Manager is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Fund's assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Fund's assets will be allocated in a manner so that no more than 15% of the Fund's net asset value will be invested in any one Underlying Fund. The Investment

Manager may also invest the Fund's assets in cash, U.S. government securities and repurchase agreements.

The investment objective of the Fund is non-fundamental. Thus, it may be changed without a vote of a majority of the Fund's outstanding Units. Furthermore, except as otherwise indicated, the Fund 's investment policies and restrictions are not fundamental and may be changed without a vote of the Members.

THE FUND'S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND'S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Manager believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund's investment objective.

The Investment Manager intends to allocate the Fund's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund's investment objective.

Generally, the Underlying Funds held by the Fund will utilize one of three basic types of investment strategies: Opportunistic, Relative Value and Event Driven.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mispriced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

RISK FACTORS

An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

GENERAL. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years.

INVESTMENT MANAGER. The Investment Manager and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, "Other Accounts"). As a result, the Investment Manager and Mr. Shugrue may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other Accounts. The Investment Manager and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Manager or the portfolio manager invests a larger percentage of one or more of the Other Accounts' respective assets than the Fund's assets. The Investment Manager also may consider participation by its Other Accounts in investment opportunities that the Investment Manager does not intend to invest, or which are contrary to investments made, on behalf of the Fund, or vice versa. In addition, the Investment Manager may charge the Other Accounts fees that are lower than those the Fund charges.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest the Fund's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

LIMITED LIQUIDITY FOR MEMBERS. The Fund is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited semi-annual repurchase offers.

LIMITED OPERATIONAL HISTORY. The Fund has no operating history on the basis of which you might evaluate its performance. There can be no assurance that the Fund's investment objective will be realized or that the Fund's investment strategy will prove successful. No assurance can be given that the Fund's investment portfolio will generate any income or appreciate in value.

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Members will realize income or gain from investing in the Fund will depend on the investment selection and monitoring by the Investment Manager and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

SPECIAL RISKS OF FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which they are obligated irrespective of the performance of the other Underlying Funds and the Fund generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Fund, and thus indirectly from Members, even if the Fund's overall investment return is negative.

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in the Fund are complicated and you should have them reviewed by professional advisors familiar with such investor's personal tax situation and with the tax laws and regulations applicable to the investor and investment funds.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to Members, it must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Fund's preparation of tax information for Members, which might require Members to seek extensions of the deadline to file their tax returns, or could delay the preparation of the Fund's annual report.

RISKS RELATIVE TO UNDERLYING FUNDS:

     MARKET RISKS. The profitability of a significant portion of the Fund's investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

     SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

     LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund's performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

     HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to "hedge" or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing such strategies.

     FOREIGN INVESTMENTS. An Underlying Fund may invest in foreign securities which are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information with respect to issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

     RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

     PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

     PORTFOLIO TURNOVER. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The brokerage commissions and other transaction costs incurred by the Underlying Funds will be generally higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Taxes" and "Tax Treatment of Fund Investments" in the Fund's SAI.

For additional information regarding Risk Factors, please see the Fund's SAI.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund's fundamental investment restrictions are as follows:

(1) The Fund will not invest more than 15% of the Fund's net assets in any one Underlying Fund.

(2) The Fund will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in Underlying Funds.

(3) The Fund will not issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund of "senior securities" representing indebtedness, and
     (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) The Fund will not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) The Fund will not make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) The Fund will not purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to the Fund to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) The Fund will not purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING - UNITS OF THE FUND

$100,000,000 in Units will be offered at an initial offering price of $5,000 per Unit to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. Investors must subscribe for Units in an amount that equals or exceeds $25,000. Additional subscriptions for Units will be subject to a minimum investment amount of $10,000.

The Fund expects to hold an initial closing on or about April 1, 2002 (the "Initial Closing Date"). Additional closings are expected to occur on the first business day of each month thereafter. The Fund will not commence operations until such time as $1 million in Units have been purchased.

INVESTOR QUALIFICATIONS

Units will only be sold to Accredited Investors who have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR who invest at least $750,000 in the Fund and/or other funds managed by the Investment Manager. See "Plan of Distribution - Investor Qualifications" in the SAI.

PLACEMENT AGENT

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for the Units on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. Units will be offered on a monthly basis. Therefore, there is no pre-determined termination date of the offering. Funds received by the Placement Agent on or after the Initial Closing Date, but prior to the time when the Fund commences operations, will be placed in an interest-bearing escrow account.

The Fund will pay a shareholder servicing fee to the Placement Agent at the annual rate of 0.25% of the outstanding Units owned by its customers. The Placement Agent will provide customary investor services, including responding to investor questions about the Fund and assisting the Fund in administering repurchases. See "Plan of Distribution" in the SAI.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Units are not transferable. Persons who purchase Units ("Members") will have no right to require the Fund to permit a transfer of their Units. See "Redemptions, Repurchases of Units and Transfers" in the SAI for additional information.

REDEMPTIONS AND REPURCHASES OF UNITS

NO RIGHT OF REDEMPTION. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund, as described below and more fully in the SAI.

REPURCHASES OF UNITS. The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at times and on terms and conditions as they establish. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Directors that the Fund offer to repurchase Units from Members prior to March 31, 2003. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Directors that the Fund offer to repurchase Units from Members beginning twice each year, effective March 31 and September 30.

CALCULATION OF NET ASSET VALUE

The Administrator will calculate the net asset value per Unit in dollars as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard Time) on the last business day of each Allocation Period (defined below), unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers in accordance with procedures established by the Board of Directors.

The net asset value for the Fund is comprised of the net asset value of the

Underlying Funds in which the Fund invests, less the expenses and liabilities of the Fund, and other assets in which the Fund invests. Special situations affecting the calculation of net asset value may arise from time to time. You should be aware that, generally, the Fund, the Investment Manager and the Administrator will not be able to examine or verify the valuations provided by the Underlying Funds. Absent bad faith or manifest error, the determination of net asset value of the Fund is conclusive and binding on all Members.

The Fund's net asset value per Unit will be based on the net asset value of the Fund and will be determined by dividing the net asset value of the Fund by the number of Units outstanding. Except as otherwise provided, the net asset value per Unit will be determined by the Administrator and published or made available at the office of the Fund at the end of each Allocation Period based on the price availability of the underlying investments, subject to reasonable delays (I.E., delays the Fund may encounter in receiving the net asset value of the Underlying Funds).

CAPITAL ACCOUNTS

The Fund will maintain a separate capital account for each Member which will have an opening balance equal to the sum of the net asset value of the total number of Units subscribed for by such Member. Each Member's capital account will be increased by the sum of the amount of cash and the value of any securities constituting additional subscriptions by the Member for Units of the Fund, plus any amounts credited to the Member's capital account with respect to organization expenses or as otherwise described herein or in the Operating Agreement. Similarly, each Member's capital account will be reduced by the sum of the net asset value of any Units repurchased by the Fund, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account with respect to organization expenses or as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each Allocation Period. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on
(1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each Allocation Period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

DISTRIBUTIONS

The Fund does NOT intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gain allocable to the Members. A Member may therefore be allocated income and gains taxable for federal, state and local income tax purposes and not receive any cash distributions to pay any resulting taxes.

MANAGEMENT FEE

Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The Management Fee will be equal to 1.50% of the Fund's net assets and will be subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Fund's rolling twelve month return. Specifically, after the first twelve months of operation, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Fund's annual return for the preceding twelve-month period. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale.

   RETURN FOR       MANAGEMENT FEE      NET MANAGEMENT
   PRIOR 12 -        ADJUSTMENT+             FEE+
 MONTH PERIOD+

Less than 6.00%        - 0.50%               1.00%

6.00% to 25.00%           --                 1.50%

  Greater than           0.50%               2.00%
     25.00%

+ Annualized

For example, if the annual return of the Fund is 30% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 2.00% of the Fund's net assets.

For purposes of determining the Management Fee, net assets will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Members may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Members.

The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests. These costs will be charged to capital as incurred, and cannot be deducted for tax purposes by the Fund or its Members.

INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Manager and each of its managing members and officers, and each person, if any, who controls the Investment Manager, against any loss, etc., based upon an assertion that the registration statement, prospectus, member reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Manager or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Manager. The indemnification provisions in the Investment Management Agreement will be limited by applicable state and federal laws.

TAXES

You should obtain independent tax advice prior to making an investment in the Fund. The Fund should be expected to generate unrelated business taxable income.

The Fund has received an opinion of Morgan, Lewis & Bockius LLP, counsel to the Fund, that the Fund will be treated as a partnership for Federal income tax purposes and not as an association or a publicly traded partnership taxable as a corporation.

As an entity taxable as a partnership, the Fund is not itself subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credit for each taxable year of the Fund ending with or within the Member's taxable year. Each item will have the same character to a Member, and generally will have the same source (either United States or foreign), as though the Member realized the item directly. Members must report these items regardless of whether the Fund or Members receive cash distributions for the year, and therefore may incur income tax liabilities that exceed any distributions from the Fund.

Members should be aware that the Management Fee will be treated as a miscellaneous itemized deduction that will not be deductible by a noncorporate taxpayer in calculating its alternative minimum tax liability.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Fund on a timely basis, the Fund's annual audited report may be delayed and Members may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND PAYING AGENT

PFPC Trust Company (the "Custodian") serves as the primary custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

AUDITOR

Ernst & Young LLP serves as the independent auditors of the Fund. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, acts as legal counsel to the Fund. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

ADMINISTRATOR

PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for the Fund. PFPC provides general management related services, including those relating to valuation of the Fund's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

ADDITIONAL INFORMATION

This Memorandum does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC's website (WWW.SEC.GOV) for no charge.

Statements contained in this Memorandum as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Memorandum forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (800) 224-6312 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL DESCRIPTION OF THE FUND

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

INVESTMENT RESTRICTIONS

RISK FACTORS

FEES & EXPENSES

UNITS OF THE FUND

PLAN OF DISTRIBUTION

USE OF PROCEEDS

REDEMPTIONS, REPURCHASES OF UNITS AND TRANSFERS

MANAGEMENT OF THE FUND

CODE OF ETHICS

BROKERAGE PRACTICES

ALLOCATION OF NET PROFITS AND NET LOSSES

ALLOCATION OF SPECIAL ITEMS

RESERVES

VOTING

TAXES

TAX TREATMENT OF FUND INVESTMENTS

ERISA CONSIDERATIONS

SUMMARY OF OPERATING AGREEMENT

OTHER SERVICE PROVIDERS

FISCAL YEAR

EXHIBIT A - OPERATING AGREEMENT

EXHIBIT B - SUBSCRIPTION AGREEMENT

EXHIBIT C - SUBSCRIPTION QUESTIONNAIRE

                                   EXHIBIT A



                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                            LIMITED LIABILITY COMPANY
                               OPERATING AGREEMENT














                                                                JANUARY 28, 2002

                                TABLE OF CONTENTS

                                                                            PAGE


ARTICLE I       DEFINITIONS....................................................1

ARTICLE II      ORGANIZATION; ADMISSION OF MEMBERS.............................4

     2.1    FORMATION OF LIMITED LIABILITY COMPANY.............................5

     2.2    NAME...............................................................5

     2.3    PRINCIPAL AND REGISTERED OFFICE....................................5

     2.4    DURATION...........................................................5

     2.5    OBJECTIVE AND BUSINESS OF THE COMPANY..............................5

     2.6    BOARD OF DIRECTORS.................................................5

     2.7    MEMBERS............................................................6

     2.8    ORGANIZATIONAL MEMBER..............................................6

     2.9    BOTH DIRECTORS AND MEMBERS.........................................7

     2.10   LIMITED LIABILITY..................................................7

ARTICLE III     MANAGEMENT.....................................................7

     3.1    MANAGEMENT AND CONTROL.............................................7

     3.2    ACTIONS BY THE BOARD OF DIRECTORS..................................8

     3.3    MEETINGS OF MEMBERS................................................8

     3.4    CUSTODY OF ASSETS OF THE COMPANY...................................9

     3.5    OTHER ACTIVITIES OF MEMBERS AND DIRECTORS..........................9

     3.6    DUTY OF CARE......................................................10

     3.7    INDEMNIFICATION...................................................10

     3.8    FEES, EXPENSES AND REIMBURSEMENT..................................12

ARTICLE IV      TERMINATION OF STATUS OF INVESTMENT MANAGER AND
                DIRECTORS, TRANSFERS AND REPURCHASES..........................12

     4.1    TERMINATION OF STATUS OF THE INVESTMENT MANAGER...................12

     4.2    TERMINATION OF STATUS OF A DIRECTOR...............................13

     4.3    REMOVAL OF THE DIRECTORS..........................................13

     4.4    TRANSFER OF UNITS OF MEMBERS......................................13

     4.5    REPURCHASE OF UNITS...............................................14

ARTICLE V       CAPITAL.......................................................15

     5.1    CONTRIBUTIONS TO CAPITAL..........................................15

                                TABLE OF CONTENTS
                                  (continued)

                                                                            PAGE

     5.2    RIGHTS OF MEMBERS TO CAPITAL......................................16

     5.3    CAPITAL ACCOUNTS..................................................17

     5.4    ALLOCATION OF NET PROFIT AND NET LOSS.............................17

     5.5    ALLOCATION OF CERTAIN EXPENDITURES................................17

     5.6    RESERVES..........................................................17

     5.7    TAX ALLOCATIONS...................................................18

     5.8    DISTRIBUTIONS.....................................................20

     5.9    WITHHOLDING.......................................................20

ARTICLE VI      DISSOLUTION AND LIQUIDATION...................................20

     6.1    DISSOLUTION.......................................................20

     6.2    LIQUIDATION OF ASSETS.............................................21

ARTICLE VII     ACCOUNTING, VALUATIONS AND BOOKS AND RECORDS..................22

     7.1    ACCOUNTING AND REPORTS............................................22

     7.2    DETERMINATIONS BY THE BOARD OF DIRECTORS..........................22

     7.3    VALUATION OF ASSETS...............................................22

ARTICLE VIII    MISCELLANEOUS PROVISIONS......................................23

     8.1    AMENDMENT OF LIMITED LIABILITY COMPANY AGREEMENT..................23

     8.2    SPECIAL POWER OF ATTORNEY.........................................23

     8.3    NOTICES...........................................................24

     8.4    AGREEMENT BINDING UPON SUCCESSORS AND ASSIGNS.....................25

     8.5    APPLICABILITY OF INVESTMENT COMPANY ACT AND FORM N-2..............25

     8.6    CHOICE OF LAW; ARBITRATION........................................25

     8.7    NOT FOR BENEFIT OF CREDITORS......................................26

     8.8    CONSENTS..........................................................26

     8.9    MERGER AND CONSOLIDATION..........................................27

     8.10   PRONOUNS..........................................................27

     8.11   CONFIDENTIALITY...................................................27

     8.12   CERTIFICATION OF NON-FOREIGN STATUS...............................28

     8.13   SEVERABILITY......................................................28

     8.14   FILING OF RETURNS.................................................28

                                TABLE OF CONTENTS
                                  (continued)

                                                                            PAGE

     8.15   TAX MATTERS PARTNER...............................................28

     8.16   SECTION 754 ELECTION..............................................29

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                            LIMITED LIABILITY COMPANY
                               OPERATING AGREEMENT

     THIS LIMITED LIABILITY COMPANY OPERATING AGREEMENT of ACP Strategic Opportunities Fund II, LLC (the "Company") is dated as of __________, 2002 by and among Robert Turner and John Connors as the Directors, Ascendant Capital Partners, LLC (the "Organizational Member") and those persons hereinafter admitted as Members.

                              W I T N E S S E T H:

     WHEREAS, the Company has heretofore been formed as a limited liability company under the Delaware Limited Liability Company Act pursuant to an initial Certificate of Formation (the "Certificate") dated and filed with the Secretary of State of Delaware on January 28, 2002;

     NOW, THEREFORE, for and in consideration of the foregoing and the mutual covenants hereinafter set forth, it is hereby agreed as follows:

                                   ARTICLE I.

                                   DEFINITIONS

For purposes of this Agreement:

ADMINISTRATOR                           The person who provides administrative
                                        services to the Company pursuant to an
                                        administrative services agreement.

ADVISERS ACT                            The Investment Advisers Act of 1940 and
                                        the rules, regulations and orders
                                        thereunder, as amended from time to
                                        time, or any successor law.

AFFILIATE                               An affiliated person of a person as such
                                        term is defined in the Investment
                                        Company Act.

AGREEMENT                               This Limited Liability Company Operating
                                        Agreement, as amended from time to time.

ALLOCATION PERIOD                       The period commencing on the Initial
                                        Closing Date, and thereafter each period commencing on the day immediately following the last day of the preceding
                                        Allocation Period, and ending at the
                                        close of business on the first to occur
                                        of the following dates: (1) the last day of each month; (2) the last day of each Taxable Year; (3) the day preceding each day on which Units are purchased pursuant to Section 5.1; (4) each day on which Units are repurchased; and (5) any day as of which this Agreement provides for any amount to be credited to or debited against the Capital

                                        Account of any Member, other than an
                                        amount to be credited to or debited
                                        against the Capital Accounts of all
                                        Members in accordance with their
                                        respective Investment Percentages.

BOARD OF DIRECTORS                      The Board of Directors established
                                        pursuant to Section 2.6.

CAPITAL ACCOUNT                         With respect to each Member, the capital
                                        account established and maintained on
                                        behalf of each Member pursuant to
                                        Section 5.3 hereof.

CERTIFICATE                             The Certificate of Formation of the
                                        Company and any amendments thereto as
                                        filed with the office of the Secretary
                                        of the State of Delaware.

CODE The United States Internal Revenue Code of 1986, as amended from time to time, or any successor law.

COMPANY The limited liability company governed hereby, as such limited liability company may from time to time be constituted.

DELAWARE ACT                            The Delaware Limited Liability Company
                                        Act as in effect on the date hereof and
                                        as amended from time to time, or any
                                        successor law.

DIRECTOR An individual designated as a director of the Company pursuant to the provisions of Section 2.6 of the Agreement and who serves on the Board of Directors of the Company. Each Director of the Company shall serve in the capacity of a "Manager" as such term is defined under the Delaware Act.

FISCAL YEAR                             The period commencing on the Initial
                                        Closing Date and ending on December 31,
                                        2002, and thereafter each period
                                        commencing on January 1 of each year and ending on December 31 of each year (or on the date of a final distribution pursuant to Section 6.2 hereof), unless the Board of Directors shall elect another fiscal year for the Company.

FORM N-2 The Company's Registration Statement on Form N-2 filed with the Securities and Exchange Commission, as amended from time to time.

INDEPENDENT DIRECTORS                   Those Directors who are not "interested
                                        persons" of the Company as such term is
                                        defined in the Investment Company Act.

INITIAL CLOSING DATE                    The first date on or as of which a
                                        Member other than the Organizational
                                        Member is admitted to the Company.

INTERESTED DIRECTORS                    Those Directors who are "interested
                                        persons" of the Company as such term is
                                        defined in the Investment Company Act.

INVESTMENT MANAGEMENT AGREEMENT         A separate written agreement entered
                                        into by the Company pursuant to which
                                        the Investment Manager provides
                                        Management Services to the Company.

INVESTMENT COMPANY ACT                  The Investment Company Act of 1940 and
                                        the rules, regulations and orders
                                        thereunder, as amended from time to
                                        time, or any successor law.

INVESTMENT MANAGER                      Ascendant Capital Partners, LLC and any
                                        other investment adviser who enters into an Investment Management Agreement to manage the portfolio of investments for the Company from time to time.

INVESTMENT PERCENTAGE                   A percentage established for each Member
                                        on the Company's books as of the first
                                        day of each Allocation Period. The
                                        Investment Percentage of a Member for an Allocation Period shall be determined by dividing the balance of the Member's
                                        Capital Account as of the commencement
                                        of such Allocation Period by the sum of
                                        the Capital Accounts of all the Members
                                        as of the commencement of such
                                        Allocation Period. The sum of the
                                        Investment Percentages of all Members
                                        for each Allocation Period shall equal
                                        100%.

MANAGEMENT SERVICES                     Such investment advisory and other
                                        services as the Investment Manager is
                                        required to provide to the Company
                                        pursuant to the Investment Management
                                        Agreement.

MEMBER Any person who shall have been admitted to the Company as a member (including any Director in such person's capacity as a member of the Company but excluding any Director in such person's capacity as a Director of the Company) until the Company repurchases the Units of such person as a member pursuant to Section
                                        4.5 hereof or a substituted Member or
                                        Members are admitted with respect to any such person's Units as a member pursuant to Section 4.4 hereof; such term includes the Investment Manager to the extent the Investment Manager makes a capital contribution to the Company and shall have been admitted to the Company as a member.

NET ASSETS                              The total value of all assets of the
                                        Company, less an amount equal to all
                                        accrued debts, liabilities and
                                        obligations of the Company, calculated
                                        before giving effect to any repurchases
                                        of Units.

NET PROFIT OR NET LOSS                  The amount by which the Net Assets as of
                                        the close of business on the last day of an Allocation Period exceed (in the case of Net Profit) or are less than (in the case of Net Loss) the Net Assets as of the commencement of the same Allocation
                                        Period (or, with respect to the initial
                                        Allocation Period of the Company, at the close of business on the Initial Closing
                                        Date), such amount to be adjusted to
                                        exclude any items to be allocated among
                                        the Capital Accounts of the Members on a basis which is not in accordance with the respective Investment Percentages of all Members as of the commencement of such Allocation Period pursuant to
                                        Sections 5.5 and 5.6 hereof.

ORGANIZATIONAL MEMBER                   Ascendant Capital Partners, LLC

SECURITIES                              Securities (including, without
                                        limitation, U.S. and non-U.S. equities,
                                        debt obligations, options, and other
                                        "securities" as that term is defined in
                                        Section 2(a)(36) of the Investment
                                        Company Act) and any contracts for
                                        forward or future delivery of any
                                        security, debt obligation or currency,
                                        all manner of derivative instruments and any contracts based on any index or group of securities, debt obligations or currencies, and any options thereon, as well as investments in registered investment companies and private investment funds.

TAXABLE YEAR                            The 12-month period ending December 31
                                        of each year.

TRANSFER The assignment, transfer, sale, encumbrance, pledge or other disposition of all Units or any individual Unit, including any right to receive any allocations and distributions attributable to a Unit or Units.

UNDERLYING FUNDS                        Investment funds in which the Company
                                        may invest.

UNITS An ownership interest in the Company of a Member, or other person to whom Units of a Member or any portion thereof has been transferred pursuant to Section 4.4 hereof, including the rights and obligations of such Member or other person under this Agreement and the Delaware Act.

                                  ARTICLE II.

                       ORGANIZATION; ADMISSION OF MEMBERS

     2.1 FORMATION OF LIMITED LIABILITY COMPANY.

     The Board of Directors shall execute and file in accordance with the Delaware Act any amendment to the Certificate and shall execute and file with applicable governmental authorities any other instruments, documents and certificates which, in the opinion of the Company's legal counsel, may from time to time be required by the laws of the United States of America, the State of Delaware or any other jurisdiction in which the Company shall determine to do business, or any political subdivision or agency thereof, or which such legal counsel may deem necessary or appropriate to effectuate, implement and continue the valid existence and business of the Company.

     2.2 NAME.

     The name of the Company shall be "ACP Strategic Opportunities Fund II, LLC" or such other name as the Board of Directors may hereafter adopt upon (i) causing an appropriate amendment to the Certificate to be filed in accordance with the Delaware Act and (ii) sending notice thereof to each Member.

     2.3 PRINCIPAL AND REGISTERED OFFICE.

     The Company shall have its principal office at 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, or at such other place designated from time to time by the Board of Directors. The Company shall have its registered office in Delaware at 1013 Center Road, Wilmington, Delaware 19805-1297, and shall have Corporation Service Company as its registered agent for service of process in Delaware, unless a different registered office or agent is designated from time to time by the Board of Directors.

     2.4 DURATION.

     The term of the Company commenced on the filing of the Certificate with the Secretary of State of Delaware and shall continue until the Company is dissolved pursuant to Section 6.1 hereof.

     2.5 OBJECTIVE AND BUSINESS OF THE COMPANY.

          (a) The objective and business of the Company is to purchase, sell (including short sales), invest and trade in Securities, on margin or otherwise, and to engage in any financial or derivative transactions relating thereto or otherwise. The Company may execute, deliver and perform all contracts, agreements, subscription documents and other undertakings and engage in all activities and transactions as may in the opinion of the Board of Directors be necessary or advisable to carry out its objective or business.

          (b) The Company shall operate as a closed-end, non-diversified, management investment company in accordance with the Investment Company Act and subject to any fundamental policies and investment restrictions set forth in the Form N-2.

     2.6 BOARD OF DIRECTORS.

          (a) Prior to the Initial Closing Date, the Organizational Member shall designate one person who shall agree to be bound by all of the terms of this Agreement to serve as the initial Independent Director on the Board of Directors and the Investment Manager shall designate one person to serve as the initial Interested Director on the Board of Directors, subject to the election of such persons prior to the Initial Closing Date by the Organizational Member. By signing this Agreement or the signature page of the Company's subscription agreement, a Member admitted on the Initial Closing Date shall be deemed to have voted for the election of each of the initial Directors to the Board of Directors. After the Initial Closing Date, the Board of Directors may, subject to the provisions of paragraphs (a) and (b) of this Section 2.6 with respect to the number of and vacancies in the position of Director of and the provisions of Section
     3.3 hereof with respect to the election of Directors to the Board of Directors by Members, designate any person who shall agree to be bound by all of the terms of this Agreement as a Director. The names and mailing addresses of the Directors shall be set forth in the books and records of the Company. The number of Directors shall be fixed from time to time by the Board of Directors.

          (b) Each Director shall serve on the Board of Directors for the duration of the term of the Company, unless his or her status as a Director shall be sooner terminated pursuant to Section 4.2 hereof. In the event of any vacancy in the position of Director, the remaining Directors may appoint an individual to serve in such capacity, so long as immediately after such appointment at least two-thirds (2/3) of the Directors then serving would have been elected by the Members. The Board of Directors may call a meeting of Members to fill any vacancy in the position of a Director, and shall do so within 60 days after any date on which Directors who were elected by the Members cease to constitute a majority of the Directors then serving on the Board of Directors.

          (c) In the event that no Director remains to continue the business of the Company, the Investment Manager shall promptly call a meeting of the Members, to be held within 60 days after the date on which the last Director ceased to act in that capacity, for the purpose of determining whether to continue the business of the Company and, if the business shall be continued, of electing the required number of Directors to the Board of Directors. If the Members shall determine at such meeting not to continue the business of the Company or if the required number of Directors is not elected within 60 days after the date on which the last Director ceased to act in that capacity, then the Company shall be dissolved pursuant to
     Section 6.1 hereof and the assets of the Company shall be liquidated and distributed pursuant to Section 6.2 hereof.

     2.7 MEMBERS.

     The Board of Directors may admit one or more Members as of the first day of each calendar month; provided, however, that upon delivery to the Board of Directors of a letter of advice from counsel to the Investment Manager that the admission of Members more often than monthly will not cause the Company to be taxed as a corporation, the Company may, in the discretion of the Board of Directors, admit Members more frequently. Subject to the foregoing terms, Members may be admitted to the Company subject to the condition that each such Member shall execute an appropriate signature page of this Agreement or of the Company's subscription agreement pursuant to which such Member agrees to be bound by all the terms and provisions hereof. The Board of Directors may in its absolute discretion reject any subscription for Units. The admission of any person as a Member shall be effective upon the revision of the books and records of the Company to reflect the name and the contribution to the capital of the Company of such additional Member.

     2.8 ORGANIZATIONAL MEMBER.

     Upon the admission of any Member, the Organizational Member shall withdraw from the Company as the Organizational Member and shall be entitled to the return of his or her Capital Contribution, if any, without interest or deduction.

     2.9 BOTH DIRECTORS AND MEMBERS.

     A Member may at the same time be a Director and a Member, in which event such Member's rights and obligations in each capacity shall be determined separately in accordance with the terms and provisions hereof or as provided in the Delaware Act.

     2.10 LIMITED LIABILITY.

     Except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities solely by reason of being a Member, except that the Member may be obligated to make capital contributions to the Company to repay any funds wrongfully distributed to the Member. A Member may be required to contribute to the Company, whether before or after the Company's dissolution or after the Member ceases to be a Member, such amounts as the Company deems necessary to meet the Company's debts, obligations or liabilities (not to exceed for any Member, the aggregate amount of any distributions, amounts in connection with the repurchase of all or a portion of the Member's Units and any other amounts received by the Member from the Company during or after the fiscal year to which any debt, obligation or liability of the Company is incurred). Except as provided under applicable law, a Director shall not be liable for the Company's debts, obligations and liabilities.

                                  ARTICLE III

                                   MANAGEMENT

     3.1 MANAGEMENT AND CONTROL.

          (a) Management and control of the business of the Company shall be vested in the Board of Directors, which shall have the right, power and authority, on behalf of the Company and in its name, to exercise all rights, powers and authority of Directors under the Delaware Act and to do all things necessary and proper to carry out the objective and business of the Company and their duties hereunder including, but not limited to, the hiring of outside consultants and other persons to assist or advise the Board of Directors. No Director shall have the authority individually to act on behalf of or to bind the Company except within the scope of such Director's authority as delegated by the Board of Directors. The parties hereto intend that, except to the extent otherwise expressly provided herein, (i) each Director shall be vested with the same powers, authority and responsibilities on behalf of the Company as are customarily vested in each director of a Delaware corporation and (ii) each Independent Director shall be vested with the same powers, authority and responsibilities on behalf of the Company as are customarily vested in each director of a closed-end management investment company registered under the Investment Company Act that is organized as a Delaware corporation who is not an "interested person" of such company as such term is defined in the Investment Company Act. During any period in which the Company shall have no Directors, the Investment Manager shall continue to serve as the Investment Manager to the Company and to provide the Management Services to the Company.

          (b) Each Member agrees not to treat, on his personal income tax return or in any claim for a tax refund, any item of income, gain, loss, deduction or credit in a manner inconsistent with the treatment of such item by the Company. The Board of Directors shall have the exclusive authority and discretion to make any elections required or permitted to be made by the Company under any provisions of the Code or any other revenue laws.

          (c) Members shall have no right to participate in and shall take no part in the management or control of the Company's business and shall have no right, power or authority to act for or bind the Company. Members shall have the right to vote on any matters only as provided in this Agreement or on any matters that require the approval of the holders of voting securities under the Investment Company Act or as otherwise required in the Delaware Act.

          (d) The Board of Directors may delegate to any other person any rights, power and authority vested by this Agreement in the Board of Directors to the extent permissible under applicable law.

     3.2 ACTIONS BY THE BOARD OF DIRECTORS.

          (a) Unless provided otherwise in this Agreement, the Board of Directors shall act only: (i) by the affirmative vote of a majority of the Directors (including the vote of a majority of the Independent Directors if required by the Investment Company Act) present at a meeting duly called at which a quorum of the Directors shall be present (in person or, if in person attendance is not required by the Investment Company Act, by telephone) or (ii) by unanimous written consent of all of the Directors without a meeting, if permissible under the Investment Company Act.

          (b) The Board of Directors may designate certain powers from time to time to a Principal Director who shall preside at all meetings. Meetings of the Board of Directors may be called by the Principal Director or by any two Directors, and may be held on such date and at such time and place as the Board of Directors shall determine. Each Director shall be entitled to receive written notice of the date, time and place of such meeting within a reasonable time in advance of the meeting. Notice need not be given to any Director who shall attend a meeting without objecting to the lack of notice or who shall execute a written waiver of notice with respect to the meeting. Directors may attend and participate in any meeting by telephone except where in person attendance at a meeting is required by the Investment Company Act. A majority of the Directors shall constitute a quorum at any meeting.

     3.3 MEETINGS OF MEMBERS.

          (a) Actions requiring the vote of the Members may be taken at any duly constituted meeting of the Members at which a quorum is present. Meetings of the Members may be called by the Board of Directors or by Members holding 25% or more of the total number of votes eligible to be cast by all Members, and may be held at such time, date and place as the Board of Directors shall determine. The Board of Directors shall arrange to provide written notice of the meeting, stating the date, time and place of the meeting and the record date therefor, to each Member entitled to vote at the meeting within a reasonable time prior thereto. Failure to receive notice of a meeting on the part of any Member shall not affect the validity of any act or proceeding of the meeting, so long as a quorum shall be present at the meeting, except as otherwise required by applicable law. Only matters set forth in the notice of a meeting may be voted on by the Members at a meeting. The presence in person or by proxy of Members holding a majority of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting. In the absence of a quorum, a meeting of the Members may be adjourned by action of a majority of the Members present in person or by proxy without additional notice to the Members. Except as otherwise required by any provision of this Agreement or of the Investment Company Act, (i) those candidates receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.

          (b) Each Member shall be entitled to cast at any meeting of Members a number of votes equivalent to such Member's Investment Percentage as of the record date for such meeting. The Board of Directors shall establish a record date not less than 10 nor more than 60 days prior to the date of any meeting of Members to determine eligibility to vote at such meeting and the number of votes that each Member will be entitled to cast thereat, and shall maintain for each such record date a list setting forth the name of each Member and the number of votes that each Member will be entitled to cast at the meeting.

          (c) A Member may vote at any meeting of Members by a proxy properly executed in writing by the Member and filed with the Company before or at the time of the meeting. A proxy may be suspended or revoked, as the case may be, by the Member executing the proxy by a later writing delivered to the Company at any time prior to exercise of the proxy or if the Member executing the proxy shall be present at the meeting and decide to vote in person. Any action of the Members that is permitted to be taken at a meeting of the Members may be taken without a meeting if consents in writing, setting forth the action taken, are signed by Members holding a majority of the total number of votes eligible to be cast or such greater percentage as may be required in order to approve such action.

     3.4 CUSTODY OF ASSETS OF THE COMPANY.

     The physical possession of all funds, Securities or other properties of the Company shall at all times, be held, controlled and administered by one or more custodians retained by the Company in accordance with the requirements of the Investment Company Act and the rules thereunder.

     3.5 OTHER ACTIVITIES OF MEMBERS AND DIRECTORS.

          (a) The Directors shall not be required to devote full time to the affairs of the Company, but shall devote such time as may reasonably be required to perform their obligations under this Agreement.

          (b) Any Member or Director, and any Affiliate of any Member or Director, may engage in or possess an interest in other business ventures or commercial dealings of every kind and description, independently or with others, including, but not limited to, acquisition and disposition of Securities, provision of investment advisory or brokerage services, serving as directors, officers, employees, advisors or agents of other companies, partners of any partnership, members of any limited liability company, or trustees of any trust, or entering into any other commercial arrangements. No Member or Director shall have any rights in or to such activities of any other Member or Director, or any profits derived therefrom.

     3.6 DUTY OF CARE.

          (a) A Director shall not be liable to the Company or to any of its Members for any loss or damage occasioned by any act or omission in the performance of his or her services under this Agreement, unless it shall be determined by final judicial decision on the merits from which there is no further right to appeal that such loss is due to an act or omission of such Director constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Director's office.

          (b) Members not in breach of any obligation hereunder or under any agreement pursuant to which the Member subscribed for a Unit or Units shall be liable to the Company, any Member or third parties only as provided under the Delaware Act.

     3.7 INDEMNIFICATION.

          (a) To the fullest extent permitted by law, the Company shall, subject to Section 3.7(b) hereof, indemnify each Director (including for this purpose his or her executors, heirs, assigns, successors or other legal representatives), against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which such indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Director of the Company or the past or present performance of services to the Company by such indemnitee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by such indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office. The rights of indemnification provided under this Section 3.7 shall not be construed so as to provide for indemnification of a Director for any liability (including liability under federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section 3.7 to the fullest extent permitted by law.

          (b) Expenses, including reasonable counsel fees, so incurred by any such indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), may be paid from time to time by the Company in advance of the final disposition of any such action, suit, investigation or proceeding upon receipt of an undertaking by or on behalf of such indemnitee to repay to the Company amounts so paid if it shall ultimately be determined that indemnification of such expenses is not authorized under Section 3.7(a) hereof; provided, however, that (i) such indemnitee shall provide security for such undertaking, (ii) the Company shall be insured by or on behalf of such indemnitee against losses arising by reason of such indemnitee's failure to fulfill such undertaking, or
     (iii) a majority of the Directors (excluding any Director who is either seeking advancement of expenses hereunder or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for advancement of expenses hereunder) or independent legal counsel in a written opinion shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe such indemnitee ultimately will be entitled to indemnification.

          (c) As to the disposition of any action, suit, investigation or proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding shall have been brought, that an indemnitee is liable to the Company or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office, indemnification shall be provided pursuant to Section 3.7(a) hereof if (i) it is approved as in the best interests of the Company by a majority of the Directors (excluding any Director who is either seeking indemnification hereunder or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for indemnification hereunder) upon a determination based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such indemnitee acted in good faith and in the reasonable belief that such actions were in the best interests of the Company and that such indemnitee is not liable to the Company or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office, or (ii) the Board of Directors secures a written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) to the effect that such indemnification would not protect such indemnitee against any liability to the Company or its Members to which such indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office.

          (d) Any indemnification or advancement of expenses made pursuant to this Section 3.7 shall not prevent the recovery from any indemnitee of any such amount if such indemnitee subsequently shall be determined in a decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to such indemnification or advancement of expenses to be liable to the Company or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office. In (i) any suit brought by a Director (or other person entitled to indemnification hereunder) to enforce a right to indemnification under this
     Section 3.7 it shall be a defense that, and (ii) in any suit in the name of the Company to recover any indemnification or advancement of expenses made pursuant to this Section 3.7 the Company shall be entitled to recover such expenses upon a final adjudication that, the Director or other person claiming a right to indemnification under this Section 3.7 has not met the applicable standard of conduct set forth in this Section 3.7. In any such suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made pursuant to this Section 3.7, the burden of proving that the Director or other person claiming a right to indemnification is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this Section 3.7 shall be on the Company (or any Member acting derivatively or otherwise on behalf of the Company or its Members).

          (e) An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.7 or to which such indemnitee may otherwise be entitled except out of the assets of the Company, and no Member shall be personally liable with respect to any such claim for indemnification or advancement of expenses.

          (f) The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law. Nothing contained in this Section 3.7 shall affect the power of the Company to purchase and maintain liability insurance on behalf of any Director or other person.

     3.8 FEES, EXPENSES AND REIMBURSEMENT.

          (a) So long as the Investment Manager provides Management Services to the Company, it shall be entitled to receive fees for such services as may be agreed to by the Investment Manager and the Company pursuant to the Investment Management Agreement.

          (b) The Board of Directors may cause the Company to compensate each Director for his or her services as such. In addition, the Directors shall be reimbursed by the Company for reasonable out-of-pocket expenses incurred by them in performing their duties under this Agreement.

          (c) The Company shall bear all of its own operating expenses other than those specifically required to be borne by the Investment Manager or another party pursuant to the Investment Management Agreement or another agreement with the Company. The Investment Manager shall be entitled to reimbursement from the Company for any expenses that it pays on behalf of the Company.

          (d) For purposes of maintaining the Members' Capital Accounts, the Company's organizational expenses shall be allocated by the Managing Member among the Members based on each Member's Investment Percentage as of the allocation date that next follows the Initial Closing Date and the date organizational expenses are incurred. These allocations will thereafter be adjusted, together with allocations of any subsequently incurred organizational expenses, on subsequent allocation dates through and including the date which is twelve months after the Initial Closing Date.

          (e) Subject to procuring any required regulatory approvals, from time to time the Company may, alone or in conjunction with other accounts for which the Investment Manager, or any Affiliate of the Investment Manager, acts as general partner or investment adviser, purchase Insurance in such amounts, from such insurers and on such terms as the Board of Directors shall determine.

                                  ARTICLE IV.

                   TERMINATION OF STATUS OF INVESTMENT MANAGER
                    AND DIRECTORS, TRANSFERS AND REPURCHASES

     4.1 TERMINATION OF STATUS OF THE INVESTMENT MANAGER.

     The status of the Investment Manager shall terminate if the Investment Management Agreement with the Investment Manager terminates and the Company does not enter into a new Investment Management Agreement with the Investment Manager, effective as of the date of such termination.

     4.2 TERMINATION OF STATUS OF A DIRECTOR.

     The status of a Director shall terminate if the Director (i) shall die;
(ii) shall be adjudicated incompetent; (iii) shall voluntarily withdraw as a Director (upon not less than 90 days' prior written notice to the other Directors); (iv) shall be removed; (v) shall be certified by a physician to be mentally or physically unable to perform his duties hereunder; (vi) shall be declared bankrupt by a court with appropriate jurisdiction, file a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) shall have a receiver appointed to administer the property or affairs of such Director; or (viii) shall otherwise cease to be a Director of the Company under the Delaware Act.

     4.3 REMOVAL OF THE DIRECTORS.

     Any Director may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Directors not subject to the removal vote or (b) the vote or written consent of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

     4.4 TRANSFER OF UNITS OF MEMBERS.

          (a) Units of a Member may be Transferred only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency or dissolution of such Member or (ii) with the written consent of the Board of Directors (which may be withheld in its sole discretion); provided, however, that the Board of Directors may not consent to any Transfer other than a Transfer
     (i) in which the tax basis of the Units in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferor (e.g., certain Transfers to affiliates, gifts and contributions to family partnerships), (ii) to members of the Member's immediate family (brothers, sisters, spouse, parents and children), or
     (iii) a distribution from a qualified retirement plan or an individual retirement account, unless it consults with counsel to the Company and counsel to the Company confirms that such Transfer will not cause the Company to be treated as a "publicly traded partnership" taxable as a corporation.

          (b) The Board of Directors may not consent to a Transfer of Units unless: (i) the person to whom such Units are Transferred is a person whom the Company believes is an accredited investor, as such term is defined in Regulation D under the Securities Act of 1933 or any successor thereto;
     (ii) the person to whom such Units are Transferred (or each of such person's beneficial owners if such person is a "private investment company" as defined in paragraph (d)(3) of Rule 205-3 under the Advisers Act) is a person whom the Company believes meets the requirements of paragraph (d)(1) of Rule 205-3 under the Advisers Act; and
     (iii) all of the Units of the Member are Transferred to a single transferee or, after the Transfer of Units, the balance of the Capital Account of each of the transferee and transferor is not less than $25,000. Any transferee that acquires Units by operation of law as the result of the death, divorce, bankruptcy, insolvency or dissolution of a Member or otherwise, shall be entitled to the allocations and distributions allocable to the Unit or Units so acquired and to Transfer such Unit or Units in accordance with the terms of this Agreement, but shall not be entitled to the other rights of a Member unless and until such transferee becomes a substituted Member. If a Member transfers Units with the approval of the Board of Directors, the Board of Directors shall promptly take all necessary actions so that the transferee to whom such Units are transferred is admitted to the Company as a Member. Each Member effecting a Transfer and its transferee agree to pay all expenses, including attorneys' and accountants' fees, incurred by the Company in connection with such Transfer.

          (c) Each Member shall indemnify and hold harmless the Company, the Directors, the Investment Manager, each other Member and any Affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from (i) any Transfer made by such Member in violation of this Section 4.4 and (ii) any misrepresentation by such Member in connection with any such Transfer.

     4.5 REPURCHASE OF UNITS.

          (a) Except as otherwise provided in this Agreement, no Member or other person holding a Unit or Units shall have the right to withdraw or tender to the Company for repurchase that person's Units or any portion thereof. The Board of Directors from time to time, in its complete and exclusive discretion and on such terms and conditions as it may determine, may cause the Company to repurchase Units or portions thereof pursuant to written tenders. However, the Company shall not offer to repurchase Units on more than two occasions during any one Fiscal Year unless it has been advised by counsel to the Company to the effect that such more frequent offers would not cause any adverse tax consequences to the Company or the Members. In determining whether to cause the Company to repurchase Units or portions thereof pursuant to written tenders, the Board of Directors shall consider the recommendation of the Investment Manager, and shall also consider the following factors, among others:

               (1) whether any Members have requested to tender Units or portions thereof to the Company;

               (2)  the liquidity of the Company's assets;

               (3) the investment plans and working capital requirements of the Company;

               (4) the relative economies of scale with respect to the size of the Company;

               (5) the history of the Company in repurchasing Units or portions thereof;

               (6)  the economic condition of the securities markets; and

               (7) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

          (b) The Investment Manager may tender its Units or any portion thereof as a Member under Section 4.5(a) hereof.

          (c) The Board of Directors, in its sole discretion, may require the Company to repurchase, and any Member or any person acquiring a Unit or Units from or through a Member, to sell, a Unit or Units for any reason whatsoever.

          (d) Repurchases of Units or portions thereof by the Company shall be payable promptly after the date of each such repurchase or, in the case of an offer by the Company to repurchase Units, promptly after the expiration date of such repurchase offer in accordance with the terms of the Company's repurchase offer and the repurchase procedures adopted by the Board of Directors, as the same may be amended from time to time. Payment of the purchase price of Units may consist of cash or a promissory note, which need not bear interest. Notwithstanding anything in the foregoing to the contrary, the Board of Directors, in its discretion, may pay all or any portion of the repurchase price in marketable or non-marketable Securities (or any combination of Securities and cash) having a value, determined as of the date of repurchase, equal to the amount to be repurchased. All repurchases of Units shall be subject to any and all conditions as the Board of Directors may impose in its sole discretion. The amount due to any Member whose Units are repurchased shall be equal to the value of such Member's Capital Account or portion thereof, as applicable, as of the effective date of repurchase, after giving effect to all allocations to be made to such Member's Capital Account as of the close of business on such date.

                                   ARTICLE V.

                                     CAPITAL

     5.1 CONTRIBUTIONS TO CAPITAL.

          (a) The minimum initial contribution of each Member to the capital of the Company shall be such amount as the Board of Directors, in its discretion, may determine from time to time, but in no event shall be less than $25,000. The amount of the initial contribution of each Member on the Initial Closing Date shall be recorded on the books and records of the Company upon acceptance as a purchase of Units with an initial net asset value of $5,000 per Unit. Thereafter contributions of capital shall be recorded on the books and records of the Company upon acceptance as a purchase of Units at the then-existing net asset value per Unit. The Directors shall not be entitled to make voluntary contributions of capital to the Company as Directors of the Company, but may make voluntary contributions to the capital of the Company as Members. The Investment Manager may make voluntary contributions to the capital of the Company as a Member.

          (b) The Members may make additional contributions to the capital of the Company of at least $10,000, effective as of such times as the Board of Directors in its discretion may permit, subject to the limitations applicable to the admission of Members pursuant to Section

     2.7 hereof, but no Member shall be obligated to make any additional contribution to the capital of the Company except to the extent provided in
     Section 5.6 hereof.

          (c) Except as otherwise permitted by the Board of Directors, (i) initial and any additional contributions to the capital of the Company by any Member shall be payable in cash or in such Securities that the Board of Directors, in its absolute discretion, may agree to accept on behalf of the Company, and (ii) initial and any additional contributions in cash shall be payable in readily available funds at the date of the proposed acceptance of the contribution. The Company shall charge each Member making a contribution in Securities to the capital of the Company such amount as may be determined by the Board of Directors not exceeding 2% of the value of such contribution in order to reimburse the Company for any costs incurred by the Company by reason of accepting such Securities, and any such charge shall be due and payable by the contributing Member in full at the time the contribution to the capital of the Company to which such charges relate is due. The value of contributed Securities shall be determined in accordance with Section 7.3 hereof as of the date of contribution.

          (d) The minimum initial and additional contributions set forth in (a) and (b) of this Section 5.1 may be reduced by the Board of Directors in accordance with such schedule of reductions as may be adopted by the Board of Directors it its sole discretion.

     5.2 RIGHTS OF MEMBERS TO CAPITAL.

     No Member shall be entitled to interest on any contribution to the capital of the Company, nor shall any Member be entitled to the return of any capital of the Company except (i) upon the repurchase by the Company at the discretion of The Board of Directors of a Unit or all of such Member's Units pursuant to
Section 4.5 hereof, (ii) pursuant to the provisions of Section 5.6(c) hereof or
(iii) upon the liquidation of the Company's assets pursuant to Section 6.2 hereof. No Member shall be liable for the return of any amounts distributed under this Section 5.2. No Member shall have the right to require partition of the Company's property or to compel any sale or appraisal of the Company's assets.

     5.3 CAPITAL ACCOUNTS.

          (a) The Company shall maintain a separate Capital Account for each Member.

          (b) Each Member's Capital Account shall have an initial balance equal to the amount of cash and the value of any Securities (determined in accordance with Section 7.3 hereof) (net of any liabilities secured by such Securities that the Company is considered to assume or take subject to under Section 752 of the Code) constituting such Member's initial contribution to the capital of the Company.

          (c) Each Member's Capital Account shall be increased by the sum of (i) the amount of cash and the value of any Securities (determined in accordance with Section 7.3 hereof) (net of any liabilities secured by such Securities that the Company is considered to assume or take subject to under Section 752 of the Code) constituting additional contributions by such Member to the capital of the Company permitted pursuant to Section 5.1 hereof, plus (ii) all amounts credited to such Member's Capital Account pursuant to Sections 5.4 through 5.6.

          (d) Each Member's Capital Account shall be reduced by the sum of (i) the amount of any repurchase of any Units of such Member or distributions to such Member pursuant to Sections 4.5, 5.8 or 6.2 hereof which are not reinvested (net of any liabilities secured by any asset distributed that such Member is deemed to assume or take subject to under Section 752 of the
     Code), plus (ii) any amounts debited against such Capital Account pursuant to Sections 5.4 through 5.6 hereof.

     5.4 ALLOCATION OF NET PROFIT AND NET LOSS.

     As of the last day of each Allocation Period, any Net Profit or Net Loss for the Allocation Period shall be allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Investment Percentages for such Allocation Period.

     5.5 ALLOCATION OF CERTAIN EXPENDITURES.

     Except as otherwise provided for in this Agreement and unless prohibited by the Investment Company Act, any expenditures payable by the Company, to the extent determined by the Board of Directors to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. Such charges shall be debited from the Capital Accounts of such Members as of the close of the Allocation Period during which any such items were paid or accrued by the Company.

     5.6 RESERVES.

          (a) Appropriate reserves may be created, accrued and charged against Net Assets and proportionately against the Capital Accounts of the Members for contingent liabilities, if any, as of the date any such contingent liability becomes known to the Investment Manager or the Board of Directors, such reserves to be in the amounts that the Board of Directors in its sole discretion deems necessary or appropriate. The Board of Directors may increase or reduce any such reserves from time to time by such amounts as the Board of Directors in its sole discretion deems necessary or appropriate. The amount of any such reserve, or any increase or decrease therein, shall be proportionately charged or credited, as appropriate, to the Capital Accounts of those parties who are Members at the time when such reserve is created, increased or decreased, as the case may be; provided, however, that if any such individual reserve item, adjusted by any increase therein, exceeds the lesser of $500,000 or 1% of the aggregate value of the Capital Accounts of all such Members, the amount of such reserve, increase, or decrease shall instead be charged or credited to those parties who were Members at the time, as determined by the Board of Directors in its sole discretion, of the act or omission giving rise to the contingent liability for which the reserve was established, increased or decreased in proportion to their Capital Accounts at that time.

          (b) If at any time an amount is paid or received by the Company (other than contributions to the capital of the Company, distributions or repurchases of Units or portions thereof) and such amount exceeds the lesser of $500,000 or 1% of the aggregate value of the Capital Accounts of all Members at the time of payment or receipt and such amount was not accrued or reserved for but would nevertheless, in accordance with the Company's accounting practices, be treated as applicable to one or more prior Allocation Periods, then such amount shall be proportionately charged or credited, as appropriate, to those parties who were Members during such prior Allocation Period or Periods.

          (c) If any amount is required by paragraph (a) or (b) of this Section
     5.6 to be charged or credited to a party who is no longer a Member, such amount shall be paid by or to such party, as the case may be, in cash, with interest from the date on which the Board of Directors determines that such charge or credit is required. In the case of a charge, the former Member shall be obligated to pay the amount of the charge, plus interest as provided above, to the Company on demand; provided, however, that (i) in no event shall a former Member be obligated to make a payment exceeding the amount of such Member's Capital Account at the time to which the charge relates; and (ii) no such demand shall be made after the expiration of three years since the date on which such party ceased to be a Member. To the extent that a former Member fails to pay to the Company, in full, any amount required to be charged to such former Member pursuant to paragraph
     (a) or (b), whether due to the expiration of the applicable limitation period or for any other reason whatsoever, the deficiency shall be charged proportionately to the Capital Accounts of the Members at the time of the act or omission giving rise to the charge to the extent feasible, and otherwise proportionately to the Capital Accounts of the current Members.

     5.7 TAX ALLOCATIONS.

     For each Taxable Year, items of income, deduction, gain, loss or credit shall be allocated for income tax purposes among the Members in such manner as to reflect equitably amounts credited or debited to each Member's Capital Account for the current and prior fiscal years (or relevant portions thereof). Allocations under this Section 5.7 shall be made pursuant to the principles of Sections 704(b) and 704(c) of the Code and in conformity with Regulations Sections 1.704-1(b)(2)(iv)(f), 1.704-1(b)(4)(i) and 1.704-3(e) promulgated thereunder, as applicable, or the successor provisions to such Section and Regulations. Notwithstanding anything to the contrary in this Agreement, there shall be allocated to the Members such gains or income as shall be necessary to satisfy the "qualified income offset" requirement of Treasury Regulation Section 1.704-1(b)(2)(ii)(d).

     If the Company realizes net capital gains (including net short-term capital gains) for Federal income tax purposes ("gains") for any Taxable Year during or as of the end of which all the Units of one or more Positive Basis Members (as hereinafter defined) are repurchased by the Company pursuant to Article IV, the Board of Directors, in its sole discretion, may allocate such net gains as follows: (i) to allocate such gains among such Positive Basis Members, PRO RATA in proportion to the respective Positive Basis (as hereinafter defined) of each such Positive Basis Member, until either the full amount of such net gains shall have been so allocated or the Positive Basis of each such Positive Basis Member shall have been eliminated and (ii) to allocate any net gains not so allocated to Positive Basis Members to the other Members in such manner as shall equitably reflect the amounts allocated to such Members' Capital Accounts pursuant to Section 5.4.

     If the Company realizes net capital losses for Federal income tax purposes for any Taxable Year during or as of the end of which all the Units of one or more Negative Basis Members (as hereinafter defined) are repurchased by the Company pursuant to Article IV, the Board of Directors in its sole discretion, may allocate such net losses as follows: (i) to allocate such losses among such Negative Basis Members, PRO RATA in proportion to the respective Negative Basis (as hereinafter defined) of each such Negative Basis Member, until either the full amount of such net losses shall have been so allocated or the Negative Basis of each such Negative Basis Member shall have been eliminated; and (ii) to allocate any net losses not so allocated to Negative Basis Members to the other Members in such manner as shall reflect equitably the amounts debited to such Members' Capital Accounts pursuant to Section 5.4.

     As used herein, (i) the term "Positive Basis" shall mean, with respect to any Member and as of any time of calculation, the excess of the amount such Member is entitled to receive upon repurchase of his Units or liquidation of the Company, over such Member's "adjusted tax basis," for Federal income tax purposes, in its Units as of such time (determined without regard to any adjustments made to such "adjusted tax basis" by reason of any transfer or assignment of such Units, including by reason of death, and without regard to such Member's share of the liabilities of the Company under Section 752 of the
Code), (ii) the term "Positive Basis Member" shall mean any Member whose Units are repurchased by the Company and who has Positive Basis as of the effective date of such repurchase, but such Member shall cease to be a Positive Basis Member at such time as it shall have received allocations pursuant to clause (i) of the second paragraph of this Section 5.7 equal to its Positive Basis as of the effective date of such repurchase, (iii) the term "Negative Basis" means, with respect to any Member and as of any time of calculation the excess of such Member's "adjusted tax basis" in its Units (determined without regard to any adjustments made to such adjusted tax basis by reason of any transfer or assignment of such Units, including by reason of death and without regard to such Member's share of the liabilities of the Company under section 752 of the
Code) over the amount which such Member is entitled to receive upon repurchase of his Units or liquidation of the Company, and (iv) the term "Negative Basis Member" shall mean any Member whose Units are repurchased by the Company and who has a Negative Basis as of the effective date of such repurchase, but such Member shall cease to be a Negative Basis Member at such time if it shall have received allocations equal to such Member's Negative Basis as of the effective date of the repurchase.

     5.8 DISTRIBUTIONS.

     The Board of Directors, in its sole discretion, may authorize the Company to make distributions in cash at any time to all of the Members on a pro rata basis in accordance with the Members' Investment Percentages.

     5.9 WITHHOLDING.

          (a) The Board of Directors may withhold and pay over to the Internal Revenue Service (or any other relevant taxing authority) taxes from any distribution to any Member to the extent required by the Code or any other applicable law.

          (b) For purposes of this Agreement, any taxes so withheld by the Company with respect to any amount distributed by the Company to any Member shall be deemed to be a distribution or payment to such Member, reducing the amount otherwise distributable to such Member pursuant to this Agreement and reducing the Capital Account of such Member. If the amount of such taxes is greater than any such distributable amounts, then such Member and any successor to such Member's Units shall pay to the Company as a contribution to the capital of the Company, upon demand of the Board of Directors, the amount of such excess.

          (c) The Board of Directors shall not be obligated to apply for or obtain a reduction of or exemption from withholding tax on behalf of any Member that may be eligible for such reduction or exemption. To the extent that a Member claims to be entitled to a reduced rate of, or exemption from, a withholding tax pursuant to an applicable income tax treaty, or otherwise, the Member shall furnish the Board of Directors with such information and forms as such Member may be required to complete where necessary to comply with any and all laws and regulations governing the obligations of withholding tax agents. Each Member represents and warrants that any such information and forms furnished by such Member shall be true and accurate and agrees to indemnify the Company and each of the Members from any and all damages, costs and expenses resulting from the filing of inaccurate or incomplete information or forms relating to such withholding taxes.

                                  ARTICLE VI.

                           DISSOLUTION AND LIQUIDATION

     6.1 DISSOLUTION.

     The Company shall be dissolved:

          (a) upon the affirmative vote to dissolve the Company by: (i) the Board of Directors or (ii) Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members;

          (b) upon the failure of Members to elect a successor Director at a meeting called by the Investment Manager in accordance with Section 2.6(c) hereof when no Director remains to continue the business of the Company;

          (c) upon the expiration of any two year period that commences on the date on which any Member has submitted a written notice to the Company requesting to tender its Units for repurchase by the Company if such Units have not been repurchased by the Company; or

          (d) as required by operation of law.

     Dissolution of the Company shall be effective on the later of the day on which the event giving rise to the dissolution shall occur or the conclusion of any applicable 60 day period during which the Board of Directors and Members may elect to continue the business of the Company as provided above, but the Company shall not terminate until the assets of the Company have been liquidated in accordance with Section 6.2 hereof and the Certificate has been canceled.

     6.2 LIQUIDATION OF ASSETS.

          (a) Upon the dissolution of the Company as provided in Section 6.1 hereof, the Board of Directors shall promptly appoint the Administrator as the liquidator and the Administrator shall liquidate the business and administrative affairs of the Company, except that if the Board of Directors does not appoint the Administrator as the liquidator or the Administrator is unable to perform this function, a liquidator elected by Members holding a majority of the total number of votes eligible to be cast by all Members shall promptly liquidate the business and administrative affairs of the Company. Net Profit and Net Loss during the period of liquidation shall be allocated pursuant to Section 5.4 hereof. The proceeds from liquidation (after establishment of appropriate reserves for contingencies in such amount as the Board of Directors or liquidator shall deem appropriate in its sole discretion as applicable) shall be distributed in the following manner:

               (1) the debts of the Company, other than debts, liabilities or obligations to Members, and the expenses of liquidation (including legal and accounting expenses incurred in connection therewith), up to and including the date that distribution of the Company's assets to the Members has been completed, shall first be paid on a pro rata basis;

               (2) such debts, liabilities or obligations as are owing to the Members shall next be paid in their order of seniority and on a pro rata basis; and

               (3) the Members shall next be paid on a pro rata basis in accordance with their respective Capital Accounts after giving effect to all allocations to be made to such Members' Capital Accounts for the Allocation Period ending as of the close of business on the date of the distributions under this Section 6.2(a)(3).

          (b) Anything in this Section 6.2 to the contrary notwithstanding, upon dissolution of the Company, the Board of Directors or other liquidator may distribute ratably in kind any assets of the Company; provided, however, that if any in-kind distribution is to be made (i) the assets distributed in kind shall be valued pursuant to Section 7.3 hereof as of the actual date of their distribution and charged as so valued and distributed against amounts to be paid under Section 6.2(a) above, and (ii) any profit or loss attributable to property distributed in-kind shall be included in the Net Profit or Net Loss for the Allocation Period ending on the date of such distribution.

                                  ARTICLE VII.

                  ACCOUNTING, VALUATIONS AND BOOKS AND RECORDS

     7.1 ACCOUNTING AND REPORTS.

          (a) The Company shall adopt for tax accounting purposes any accounting method that the Board of Directors shall decide in its sole discretion is in the best interests of the Company. The Company's accounts shall be maintained in U.S. currency.

          (b) As soon as practicable after the end of each Taxable Year, the Company shall furnish to each Member such information regarding the operation of the Company and such Member's Units as is necessary for Members to complete Federal, state and local income tax or information returns and any other tax information required by Federal, state or local law.

          (c) Except as otherwise required by the Investment Company Act, or as may otherwise be permitted by rule, regulation or order, within 60 days after the close of the period for which a report required under this
     Section 7.1(c) is being made, the Company shall furnish to each

     Member a quarterly report and an annual report containing the information required by such rule, regulation or order. The Company shall cause financial statements contained in each annual report furnished hereunder to be accompanied by a certificate of independent public accountants based upon an audit performed in accordance with generally accepted accounting principles. The Company may furnish to each Member such other periodic reports as it deems necessary or appropriate in its discretion.

     7.2 DETERMINATIONS BY THE BOARD OF DIRECTORS.

          (a) All matters concerning the determination and allocation among the Members of the amounts to be determined and allocated pursuant to Article V hereof, including any taxes thereon and accounting procedures applicable thereto, shall be determined by the Board of Directors unless specifically and expressly otherwise provided for by the provisions of this Agreement or required by law, and such determinations and allocations shall be final and binding on all the Members.

          (b) The Board of Directors may make such adjustments to the computation of Net Profit, Net Loss or any components comprising either of the foregoing as it considers appropriate to reflect fairly and accurately the financial results of the Company and the intended allocation thereof among the Members.

     7.3 VALUATION OF ASSETS.

          (a) Except as may be required by the Investment Company Act, the Board of Directors shall value or have valued any Securities or other assets and liabilities of the Company as of the close of business on the last day of each Allocation Period in accordance with such valuation procedures as shall be established from time to time by the Board of Directors and which conform to the requirements of the Investment Company Act. In determining the value of the assets of the Company, no value shall be placed on the goodwill or name of the Company, or the office records, files, statistical data or any similar intangible assets of the Company not normally reflected in the Company's accounting records, but there shall be taken into consideration any items of income earned but not received, expenses incurred but not yet paid, liabilities, fixed or contingent, and any other prepaid expenses to the extent not otherwise reflected in the books of account, and the value of options or commitments to purchase or sell Securities or commodities pursuant to agreements entered into prior to such valuation date.

          (b) The Company will value interests in Underlying Funds at fair value, which ordinarily will be the value determined by their investment managers in accordance with the policies established by the relevant Underlying Fund.

          (c) The value of Securities and other assets of the Company and the net worth of the Company as a whole determined pursuant to this Section 7.3 shall be conclusive and binding on all of the Members and all parties claiming through or under them.

                                 ARTICLE VIII.

                            MISCELLANEOUS PROVISIONS

     8.1 AMENDMENT OF LIMITED LIABILITY COMPANY AGREEMENT.

          (a) Except as otherwise provided in this Section 8.1, this Agreement may be amended, in whole or in part, with the approval of (i) the Board of Directors or (ii) a majority of the outstanding Units of the Company.

          (b) Any amendment that would:

               (1) increase the obligation of a Member to make any contribution to the capital of the Company;

               (2) reduce the Capital Account of a Member other than in accordance with Article V; or

               (3) modify the events causing the dissolution of the Company; may be made only if (i) the written consent of each Member adversely affected thereby is obtained prior to the effectiveness thereof or
          (ii) such amendment does not become effective until (A) each Member has received written notice of such amendment and (B) any Member objecting to such amendment has been afforded a reasonable opportunity (pursuant to such procedures as may be prescribed by the Board of Directors) to tender its Units for repurchase by the Company.

          (c) The Board of Directors shall cause written notice to be given of any amendment to this Agreement to each Member, which notice shall set forth (i) the text of the amendment or (ii) a summary thereof and a statement that the text thereof will be furnished to any Member upon request.

     8.2 SPECIAL POWER OF ATTORNEY.

          (a) Each Member hereby irrevocably makes, constitutes and appoints each Director, acting severally, and any liquidator of the Company's assets appointed pursuant to Section 6.2 hereof with full power of substitution, the true and lawful representatives and attorneys-in-fact of, and in the name, place and stead of, such Member, with the power from time to time to make, execute, sign, acknowledge, swear to, verify, deliver, record, file and/or publish:

               (1) any amendment to this Agreement that complies with the provisions of this Agreement (including the provisions of Section 8.1 hereof);

               (2) any amendment to the Certificate required because this Agreement is amended, including, without limitation, an amendment to effectuate any change in the membership of the Company; and

               (3) all such other instruments, documents and certificates that, in the opinion of legal counsel to the Company, may from time to time be required by the laws of the United States of America, the State of Delaware or any other jurisdiction in which the Company shall determine to do business, or any political subdivision or agency thereof, or that such legal counsel may deem necessary or appropriate to effectuate, implement and continue the valid existence and business of the Company as a limited liability company under the Delaware Act.

          (b) Each Member is aware that the terms of this Agreement permit certain amendments to this Agreement to be effected and certain other actions to be taken or omitted by or with respect to the Company without such Member's consent. If an amendment to the Certificate or this Agreement or any action by or with respect to the Company is taken in the manner contemplated by this Agreement, each Member agrees that, notwithstanding any objection that such Member may assert with respect to such action, the attorneys-in-fact appointed hereby are authorized and empowered, with full power of substitution, to exercise the authority granted above in any manner that may be necessary or appropriate to permit such amendment to be made or action lawfully taken or omitted. Each Member is fully aware that each Member will rely on the effectiveness of this special power-of-attorney with a view to the orderly administration of the affairs of the Company.

          (c) This power-of-attorney is a special power-of-attorney and is coupled with an interest in favor of each of the Directors and as such:

               (1) shall be irrevocable and continue in full force and effect notwithstanding the subsequent death or incapacity of any party granting this power-of-attorney, regardless of whether the Company or Board of Directors shall have had notice thereof; and

               (2) shall survive the delivery of a Transfer by a Member of the whole or any portion of such Member's Units, except that where the transferee thereof has been approved by the Board of Directors for admission to the Company as a substituted Member, this power-of-attorney given by the transferor shall survive the delivery of such assignment for the sole purpose of enabling the Board of Directors to execute, acknowledge and file any instrument necessary to effect such substitution.

     8.3 NOTICES.

     Notices that may be or are required to be provided under this Agreement shall be made, if to a Member, by regular mail, or if to the Board of Directors or the Investment Manager, by hand delivery, registered or certified mail return receipt requested, commercial courier service, telex or telecopier, and shall be addressed to the respective parties hereto at their addresses as set forth in the books and records of the Company. Notices shall be deemed to have been provided when delivered by hand, on the date indicated as the date of receipt on a return receipt or when received if sent by regular mail, commercial courier service, telex or telecopier. A document that is not a notice and that is required to be provided under this Agreement by any party to another party may be delivered by any reasonable means.

     8.4 AGREEMENT BINDING UPON SUCCESSORS AND ASSIGNS.

     This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective heirs, successors, assigns, executors, trustees or other legal representatives, but the rights and obligations of the parties hereunder may not be Transferred or delegated except as provided in this Agreement and any attempted Transfer or delegation thereof that is not made pursuant to the terms of this Agreement shall be void.

     8.5 APPLICABILITY OF INVESTMENT COMPANY ACT AND FORM N-2.

     The parties hereto acknowledge that this Agreement is not intended to, and does not, set forth the substantive provisions contained in the Investment Company Act and the Form N-2 that affect numerous aspects of the conduct of the Company's business and of the rights, privileges and obligations of the Members. Each provision of this Agreement shall be subject to and interpreted in a manner consistent with the applicable provisions of the Investment Company Act and the Form N-2.

     8.6 CHOICE OF LAW; ARBITRATION.

          (a) Notwithstanding the place where this Agreement may be executed by any of the parties hereto, the parties expressly agree that all the terms and provisions hereof shall be construed under the laws of the State of Delaware, including the Delaware Act without regard to the conflict of law principles of such State.

          (b) UNLESS OTHERWISE AGREED IN WRITING, EACH MEMBER AGREES TO SUBMIT ALL CONTROVERSIES ARISING BETWEEN MEMBERS OR ONE OR MORE MEMBERS AND THE COMPANY TO ARBITRATION IN ACCORDANCE WITH THE PROVISIONS SET FORTH BELOW AND UNDERSTANDS THAT:

               (1) ARBITRATION IS FINAL AND BINDING ON THE PARTIES;

               (2) THEY ARE WAIVING THEIR RIGHT TO SEEK REMEDIES IN COURT, INCLUDING THE RIGHT TO A JURY TRIAL;

               (3) PRE-ARBITRATION DISCOVERY IS GENERALLY MORE LIMITED AND DIFFERENT FROM COURT PROCEEDINGS;

               (4) THE ARBITRATOR'S AWARD IS NOT REQUIRED TO INCLUDE FACTUAL FINDINGS OR LEGAL REASONING AND A PARTY'S RIGHT TO APPEAL OR TO SEEK MODIFICATION OF RULINGS BY ARBITRATORS IS STRICTLY LIMITED; AND

               (5) THE PANEL OF ARBITRATORS WILL TYPICALLY INCLUDE A MINORITY OF ARBITRATORS WHO WERE OR ARE AFFILIATED WITH THE SECURITIES INDUSTRY.

          (c) ALL CONTROVERSIES THAT MAY ARISE AMONG MEMBERS AND ONE OR MORE MEMBERS AND THE COMPANY CONCERNING THIS AGREEMENT SHALL BE DETERMINED BY ARBITRATION IN BERWYN, PENNSYLVANIA IN ACCORDANCE WITH THE THEN EXISTING RULES OF THE AMERICAN ARBITRATION ASSOCIATION TO THE FULLEST EXTENT PERMITTED BY LAW. JUDGMENT ON ANY AWARD OF ANY SUCH ARBITRATION MAY BE ENTERED IN THE COURTS OF THE

     COMMONWEALTH OF PENNSYLVANIA OR IN ANY OTHER COURT HAVING JURISDICTION OF THE PERSON OR PERSONS AGAINST WHOM SUCH AWARD IS RENDERED. ANY NOTICE OF SUCH ARBITRATION OR FOR THE CONFIRMATION OF ANY AWARD IN ANY ARBITRATION SHALL BE SUFFICIENT IF GIVEN IN ACCORDANCE WITH THE PROVISIONS OF THIS AGREEMENT. EACH MEMBER AGREES THAT THE DETERMINATION OF THE ARBITRATORS SHALL BE BINDING AND CONCLUSIVE UPON THEM.

          (d) NO MEMBER SHALL BRING A PUTATIVE OR CERTIFIED CLASS ACTION TO ARBITRATION, NOR SEEK TO ENFORCE ANY PRE-DISPUTE ARBITRATION AGREEMENT AGAINST ANY PERSON WHO HAS INITIATED IN COURT A PUTATIVE CLASS ACTION; OR WHO IS A MEMBER OF A PUTATIVE CLASS WHO HAS NOT OPTED OUT OF THE CLASS WITH RESPECT TO ANY CLAIMS ENCOMPASSED BY THE PUTATIVE CLASS ACTION UNTIL: (I) THE CLASS CERTIFICATION IS DENIED; OR (II) THE CLASS IS DECERTIFIED; OR
     (III) THE MEMBER IS EXCLUDED FROM THE CLASS BY THE COURT. SUCH FORBEARANCE TO ENFORCE AN AGREEMENT TO ARBITRATE SHALL NOT CONSTITUTE A WAIVER OF ANY RIGHTS UNDER THIS AGREEMENT EXCEPT TO THE EXTENT STATED HEREIN.

     8.7 NOT FOR BENEFIT OF CREDITORS.

     The provisions of this Agreement are intended only for the regulation of relations among past, present and future Members, Directors and the Company. This Agreement is not intended for the benefit of non-Member creditors and no rights are granted to non-Member creditors under this Agreement.

     8.8 CONSENTS.

     Any and all consents, agreements or approvals provided for or permitted by this Agreement shall be in writing and a signed copy thereof shall be filed and kept with the books of the Company.

     8.9 MERGER AND CONSOLIDATION.

          (a) The Company may merge or consolidate with or into one or more limited liability companies formed under the Delaware Act or other business entities pursuant to an agreement of merger or consolidation that has been approved in the manner contemplated by Section 18-209(b) of the Delaware Act.

          (b) Notwithstanding anything to the contrary contained elsewhere in this Agreement, an agreement of merger or consolidation approved in accordance with Section 18-209(b) of the Delaware Act may, to the extent permitted by Section 18-209(f) of the Delaware Act, (i) effect any amendment to this Agreement, (ii) effect the adoption of a new limited liability company agreement for the Company if it is the surviving or resulting limited liability company in the merger or consolidation, or
     (iii) provide that the limited liability company agreement of any other constituent limited liability company to the merger or consolidation (including a limited liability company formed for the purpose of consummating the merger or consolidation) shall be the limited liability company agreement of the surviving or resulting limited liability company.

     8.10 PRONOUNS.

     All pronouns shall be deemed to refer to the masculine, feminine, neuter, singular or plural, as the identity of the person or persons, firm or corporation may require in the context thereof.

     8.11 CONFIDENTIALITY.

          (a) A Member may obtain from the Company such information regarding the affairs of the Company as is just and reasonable under the Delaware Act, subject to reasonable standards (including standards governing what information and documents are to be furnished, at what time and location and at whose expense) established by the Board of Directors.

          (b) Each Member covenants that, except as required by applicable law or any regulatory body, it will not divulge, furnish or make accessible to any other person the name and/or address (whether business, residence or mailing) of any Member (collectively, "Confidential Information") without the prior written consent of the Board of Directors, which consent may be withheld in its sole discretion.

          (c) Each Member recognizes that in the event that this Section 8.11 is breached by any Member or any of its principals, partners, members, directors, officers, employees or agents or any of its affiliates, including any of such affiliates' principals, partners, members, directors, officers, employees or agents, irreparable injury may result to the non-breaching Members and the Company. Accordingly, in addition to any and all other remedies at law or in equity to which the non-breaching Members and the Company may be entitled, such Members shall also have the right to obtain equitable relief, including, without limitation, injunctive relief, to prevent any disclosure of Confidential Information, plus reasonable attorneys' fees and other litigation expenses incurred in connection therewith. In the event that any non-breaching Member or the Company determines that any of the other Members or any of its principals, partners, members, directors, officers, employees or agents or any of its affiliates, including any of such affiliates' principals, partners, members, directors, officers, employees or agents should be enjoined from or required to take any action to prevent the disclosure of Confidential Information, each of the other non-breaching Members agrees to pursue in a court of appropriate jurisdiction such injunctive relief.

     8.12 CERTIFICATION OF NON-FOREIGN STATUS.

     Each Member or transferee of Units from a Member shall certify, upon admission to the Company and at such other times thereafter as the Board of Directors may request, whether such Member is a "United States Person" within the meaning of Section 7701(a)(30) of the Code on forms to be provided by the Company, and shall notify the Company within 30 days of any change in such Member's status. Any Member who shall fail to provide such certification when requested to do so by the Board of Directors may be treated as a non-United States Person for purposes of U.S. federal tax withholding.

     8.13 SEVERABILITY.

     If any provision of this Agreement is determined by a court of competent jurisdiction not to be enforceable in the manner set forth in this Agreement, each Member agrees that it is the intention of the Members that such provision should be enforceable to the maximum extent possible under applicable law. If any provisions of this Agreement are held to be invalid or unenforceable, such invalidation or unenforceability shall not affect the validity or enforceability of any other provision of this Agreement (or portion thereof).

     8.14 FILING OF RETURNS.

     The Board of Directors or its designated agent shall prepare and file, or cause the Administrator or accountants of the Company to prepare and file, a Federal information tax return in compliance with Section 6031 of the Code and any required state and local income tax and information returns for each Taxable Year of the Company.

     8.15 TAX MATTERS PARTNER.

          (a) A Director who is a Member shall be designated on the Company's annual Federal income tax return, and have full powers and responsibilities, as the Tax Matters Partner of the Company for purposes of
     Section 6231(a)(7) of the Code. In the event that no Director is a Member, a Member shall be so designated. Should any Member be designated as the Tax Matters Partner for the Company pursuant to Section 6231(a)(7) of the Code, it shall, and each Member hereby does, to the fullest extent permitted by law, delegate to a Director selected by the Board of Directors all of its rights, powers and authority to act as such Tax Matters Partner and hereby constitutes and appoints such Director as its true and lawful attorney-in-fact, with power to act in its name and on its behalf, including the power to act through such agents or attorneys as it shall elect or appoint, to receive notices, to make, execute and deliver, swear to, acknowledge and file any and all reports, responses and notices and to do any and all things required or advisable, in the Director's judgment, to be done by such a Tax Matters Partner. Any Member designated as the Tax Matters Partner for the Company under Section 6231(a)(7) of the Code shall be indemnified and held harmless by the Company from any and all liabilities and obligations that arise from or by reason of such designation.

          (b) Each person (for purposes of this Section 8.15, called a "Pass-Thru Member") that holds or controls an interest as a Member on behalf of, or for the benefit of, another person or persons, or which Pass-Thru Member is beneficially owned (directly or indirectly) by another person or persons, shall, within 30 days following receipt from the Tax Matters Partner of any notice, demand, request for information or similar document, convey such notice or other document in writing to all holders of beneficial interests in the Company holding such interests through such Pass-Thru Member. In the event the Company shall be the subject of an income tax audit by any Federal, state or local authority, to the extent the Company is treated as an entity for purposes of such audit, including administrative settlement and judicial review, the Tax Matters Partner shall be authorized to act for, and its decision shall be final and binding upon, the Company and each Member thereof. All expenses incurred in connection with any such audit, investigation, settlement or review shall be borne by the Company.

     8.16 SECTION 754 ELECTION.

     In the event of a distribution of Company property to a Member or an assignment or other transfer (including by reason of death) of all or part of the interest of a Member in the Company, the Board of Directors, in its discretion, may cause the Company to elect, pursuant to Section 754 of the Code, or the corresponding provision of subsequent law, to adjust the basis of the Company property as provided by Sections 734 and 743 of the Code.

EACH OF THE UNDERSIGNED ACKNOWLEDGES HAVING READ THIS AGREEMENT IN ITS ENTIRETY BEFORE SIGNING, INCLUDING THE PRE-DISPUTE ARBITRATION CLAUSE SET FORTH IN
SECTION 8.6 AND THE CONFIDENTIALITY CLAUSE SET FORTH IN SECTION 8.11.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

DIRECTORS:


----------------------------
Name:


----------------------------
Name:


----------------------------
Name:


ORGANIZATIONAL MEMBER:


----------------------------
Name:

MEMBERS:


Each person who shall sign a Member Signature Page in the Subscription Agreement shall be deemed to have agreed to each of the provisions found herein and shall become a Member upon acceptance by the Board of Directors.

                                    EXHIBIT B

                  SUBSCRIPTION AGREEMENT AND POWER OF ATTORNEY


INSTRUCTIONS: THIS SUBSCRIPTION AGREEMENT MUST BE COMPLETED BY ALL INITIAL INVESTORS. SEE PAGE B-4 FOR ADDITIONAL INSTRUCTIONS. IF YOU ARE ALREADY A MEMBER AND ARE MAKING A SUBSEQUENT INVESTMENT, PLEASE USE AN ADDITIONAL INVESTMENT FORM (SEE EXHIBIT D). IF YOU HAVE ANY QUESTIONS REGARDING COMPLETION OF THIS FORM, PLEASE CALL JOHN LEHNING AT 484-329-2361.

ACP Strategic Opportunities Fund II, LLC
1235 Westlakes Drive, Suite 350
Berwyn, PA 19312

Ladies and Gentlemen:

     The undersigned hereby irrevocably agrees to purchase the membership units ("Units") that may be purchased with the subscription amount which the undersigned has indicated below and that the undersigned is otherwise eligible to purchase. The undersigned acknowledges that the Board of Directors (the "Board") of ACP Strategic Opportunities Fund II, LLC (the "Company") has the discretion to place the subscribed amount in the Company, based on whether the undersigned is an "accredited investor." Terms not defined herein have the meaning set forth in the Company's Confidential Private Placement Memorandum ("Memorandum"). The undersigned acknowledges and agrees that, unless waived by the Company, purchases must be for a minimum of $25,000, that additional purchases must be for a minimum of $10,000 and that the Company may accept or reject any subscription in whole or in part.

INVESTOR REPRESENTATIONS AND AGREEMENTS

     In connection with the sale of Units to the undersigned and to induce the Company to issue the Units, the undersigned hereby represents, warrants and agrees as follows:

     1. The undersigned, by reason of the knowledge and experience in financial and business matters of the undersigned and the access which the undersigned has had to information about the Company (including an opportunity to ask questions of the officers of the Company and receive answers concerning the Company's operations), believes that the undersigned is capable of evaluating the merits and risks of an investment in the Units.

     2. The undersigned acknowledges receipt of a copy of the Memorandum, setting forth the relevant terms and conditions of this investment, as well as all such information as the undersigned deems necessary or appropriate as a prudent and knowledgeable investor in evaluating the purchase of Units. The undersigned has carefully read the Memorandum, including particularly the portions thereof entitled "Risk Factors" and "Fees and Expenses." The undersigned acknowledges that the Board has made available the opportunity to obtain additional information to verify the accuracy of the information contained in the Memorandum and to evaluate the merits and risks of this investment. The undersigned acknowledges that the undersigned has had an opportunity to ask questions of the officers and representatives of the Company regarding the prospects of the Company or otherwise related to the merits and risks of this investment and, to the extent the undersigned has taken advantage of such opportunity, has received satisfactory answers concerning the terms and conditions of the offering and the information in the Memorandum. In reaching the conclusion that the undersigned desires to acquire Units, the undersigned acknowledges, represents and warrants that the undersigned has carefully evaluated the financial resources, net worth and investment position of the undersigned, including with respect to natural persons all investments in securities that are not readily marketable, and the risks associated with this investment and acknowledges, represents and warrants that the undersigned is able to bear the economic risks of this investment, could sustain a loss of the entire investment in the Units and, with respect to natural persons, has adequate net worth to provide for current needs and no need for liquidity in the Units.

     3. The undersigned acknowledges that pursuant to the terms of the Company's Operating Agreement, Units in the Company are non-transferable without the written consent of the Board, and that no member will have the right to require the Company to redeem Units or portions thereof. Members may not be able to liquidate their investment other than as a result of repurchases of Units by the Company, which are scheduled to occur at least twice a year. In addition, the undersigned hereby represents, warrants and agrees that the undersigned is acquiring Units solely for the account of the undersigned, for investment and not on behalf of other persons or with the view to the distribution or resale thereof. The undersigned further represents that the financial condition of the undersigned is such that the undersigned is not under any present necessity or constraint to dispose of any of such Units to satisfy any existing or contemplated debt or undertaking. The undersigned further represents that the undersigned has no present or contemplated agreement, undertaking, arrangement, obligation, indebtedness or commitment providing for or which is likely to compel a disposition in any manner of any of the Units, that the undersigned is not aware of any circumstances presently in existence which are likely to promote in the future any disposition by the undersigned of the Units and that the undersigned does not have in mind any sale of any Units upon the occurrence or nonoccurrence of any predetermined or undetermined event or circumstance.

     4. The undersigned understands that the Company is not currently issuing certificates to members.

     5. The undersigned understands that no federal or state agency has recommended or endorsed the purchase of the Units or passed upon the adequacy of the information set forth in the Memorandum.

     6. The undersigned acknowledges that neither the Company, the Board nor any person acting on behalf of the Company or the Board offered the Units by means of any form of general advertising, such as media advertising or seminars.

     7. All of the negotiations concerning this transaction have been carried on solely by the parties and their respective employees, counsel and financial advisors. The undersigned has not dealt with any unaffiliated broker or other person who could claim a broker's fee or other remuneration with regard to any purchase of the Units nor is the undersigned aware of any commission or other remuneration being paid or given or to be paid or given directly or indirectly with regard to such purchase. The undersigned has relied upon the undersigned's own legal counsel as to all legal matters and questions presented with reference to the offering and has relied upon the accountant or other financial advisor of the undersigned and/or the financial experience of the undersigned as to all financial matters and questions presented with reference to this offering.

     8. The undersigned agrees that the Board's acceptance of this Subscription Agreement on behalf of the Company shall in no way obligate the Company to proceed with the offering described in the Memorandum or to complete such offering and acknowledges that the Company has the right, in its sole and absolute discretion, to abandon the offering at any time prior to completion thereof and to return the purchase price of the Units, without interest.

     9. The undersigned hereby agrees that this subscription is irrevocable and that the representations and warranties set forth in this Subscription Agreement shall survive the acceptance hereof by the Board on behalf of the Company and that said representations and warranties will be deemed reaffirmed at any time the undersigned makes an additional purchase of Units.

     10. This Subscription Agreement and the representations set forth herein shall become effective and binding upon the undersigned, and upon the undersigned's heirs, legal representatives, successors and assigns, upon the Board's acceptance hereof, on behalf of the Company, in the space provided below.

     11. The undersigned fully comprehends the terms, conditions and consequences related to this offering, including the possibility that the undersigned must hold the Units indefinitely, and agrees that the laws of the State of Delaware shall apply to this transaction.

     12. The undersigned acknowledges that by executing this Subscription Agreement that the undersigned is appointing the Board as the undersigned's attorney-in-fact for, among other purposes, execution of the Operating Agreement and that such execution by the Board as attorney-in-fact for the undersigned will obligate the undersigned as if the undersigned executed the Operating Agreement.

POWER OF ATTORNEY

     The undersigned hereby irrevocably constitutes, and empowers to act alone, the Board, as the undersigned's attorney-in-fact with authority to execute, acknowledge and swear to all instruments and file all documents requisite to carry out the intention and purpose of this Subscription Agreement and Power of Attorney, including without limitation, the Company's Operating Agreement, all amendments to the Operating Agreement and any schedules thereto effected in accordance with the Operating Agreement, all amendments to the Certificate of Formation filed with the Delaware Secretary of State and the Operating Agreement and all business certificates and other certificates and amendments thereto to be executed and/or filed from time to time in accordance with applicable laws. This Power of Attorney authorizes the Board to appoint its substitute under this Power of Attorney.

     The foregoing appointment shall be deemed to be a power coupled with an interest in recognition of the fact that each of the members will be relying upon the power of the manager to act as contemplated in the Operating Agreement in such filing and other action by it on behalf of the Company. The foregoing power of attorney shall be irrevocable and shall survive the incapacity, bankruptcy, insolvency, death, dissolution or termination of the undersigned.

     The undersigned acknowledges that the terms of the Operating Agreement permit certain amendments to the Operating Agreement, the schedules thereto and the articles of organization to be effected and certain other actions to be taken or omitted by, or with respect to, the Company, in each case with the approval of less than all the members. If, and when (i) such an amendment is proposed or such an action is proposed to be taken or omitted by, or with respect to, the Company which requires, under the terms of the Operating Agreement, actual consent of less than all the members, and (ii) the consent of those members whose consent is required has been given in the manner contemplated by the Operating Agreement, then each non-consenting member agrees that the attorney-in-fact specified above, with full power of substitution, is hereby authorized and empowered to make, swear to, verify, deliver, record, file and/or publish, for and on behalf of such non-consenting member, and in such member's name, place and stead, any and all instruments and documents which may be necessary or appropriate under Delaware law and any and all other applicable laws and regulations to permit such amendment to be lawfully made or action lawfully taken or omitted. Each consenting and non-consenting member is fully aware that such member and each other member had executed this, or a similar, Power of Attorney and that each member will rely on the effectiveness of such powers with a view to the orderly administration of the Company's affairs.

INDEMNIFICATION

     The undersigned hereby agrees to indemnify the Board from liability to the extent provided in Section 3.7 of the Operating Agreement.

                                  INSTRUCTIONS

     1. For this Subscription Agreement and Power of Attorney to constitute a valid subscription for membership Units, it must be executed in duplicate by the undersigned and must be returned to the Board. A Subscription Agreement and Power of Attorney may be accepted by the Board on behalf of the Company as of the first day of each month.

     2. This Subscription Agreement and Power of Attorney will become effective only upon the Board's acceptance hereof, on behalf of the Company, in the space provided below. If, after reviewing the qualifications of the undersigned, the Board determines to accept this Subscription Agreement as to any or all of the amount for which subscription is hereby made, the Board will designate which Company the investor is eligible to invest in, execute this Subscription Agreement and Power of Attorney in duplicate, and will return one executed copy to the undersigned.

     3. This Subscription Agreement and Power of Attorney and accompanying documents should be returned to the Company c/o the Board of Directors at the following address, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. Payment should be made by certified check payable to the Company. Wire transfer instructions to the Company's custodial account are available by contacting John Lehning at 484-329-2361.

     4. If the investor is an entity (I.E., a trust, partnership, corporation or other organization), the Certificate of Signatory attached hereto must be executed by a duly authorized person.

     IN WITNESS WHEREOF, the undersigned has executed this Subscription Agreement this ____ day of _________________, _____.

MANNER IN WHICH TITLE IS TO BE HELD  (check one)

    ___  Individual Ownership                          ___  Partnership(1)
    ___  Joint Tenant with Right of Survivorship       ___  Corporation(1)
         (both parties must sign)                      ___  Other(1)__________
    ___  Trust/IRA(1)
    ___  Tenants in Common
          (both parties must sign)

    Subscription Amount $______________________________ (Minimum $25,000)

INDIVIDUALS, TRUSTS, PARTNERSHIPS OR              JOINT OWNER OR ADDITIONAL REQUIRED SIGNATURE
OTHER ENTITIES(2)                                 (IF ANY)

INSTRUCTION:  THIS COLUMN MUST BE COMPLETED       INSTRUCTION:  THIS COLUMN SHOULD ONLY BE
BY ALL INVESTORS.                                 COMPLETED FOR JOINT TENANTS OR TENANTS IN
                                                  COMMON (OR FOR AN ENTITY THAT REQUIRES TWO
                                                  SIGNATURES).

------------------------------------------        ------------------------------------------
Name of Individual or Entity                      Name of Individual or Entity


------------------------------------------        ------------------------------------------
Signature                                         Signature

----------
(1) Entities (including trusts and partnerships) must also have the Certificate of Signatory attached hereto executed.

(2) By executing this Subscription Agreement and inserting the Tax Identification or Social Security Number, the undersigned is certifying (i) that the Social Security or Tax Identification number is true and complete, and (ii) that the undersigned, or entity on whose behalf the undersigned is signing, is not subject to backup withholding either because the person has not been notified that such person is subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified the person that such person is no longer subject to backup withholding. (Please cross out the statement in (ii) if the IRS has notified the subscriber that such person is subject to backup withholding because of underreporting of interest or dividends.)



------------------------------------------        ------------------------------------------
Title (if any)                                    Title (if any)


------------------------------------------        ------------------------------------------
Street Address                                    Street Address


------------------------------------------        ------------------------------------------
City, State and Zip Code                          City, State and Zip Code


------------------------------------------        -----------------------------------------
Tax ID or                                         Tax ID or
Social Security Number                            Social Security Number

                            CERTIFICATE OF SIGNATORY


INSTRUCTION: THIS CERTIFICATE OF SIGNATORY SHOULD BE COMPLETED IF THE INVESTOR IS AN ENTITY. IF TWO SIGNATURES ARE REQUIRED BY THE ENTITY, PLEASE COMPLETE A CERTIFICATE OF SIGNATORY FOR EACH PERSON SIGNING THE SUBSCRIPTION AGREEMENT.


     I, __________________________, am the __________________________________ of
____________________________________________ ("Entity").

     I certify that I am empowered and duly authorized by the Entity to execute and carry out the terms of the Subscription Agreement and Power of Attorney and to purchase and hold the Units, and certify further that the Subscription Agreement and Power of Attorney has been duly and validly executed on behalf of the Entity and constitutes a legal and binding obligation of the Entity.

     IN WITNESS WHEREOF, I have set my hand this ___ day of __________________.



                                   ---------------------------------------
                                   (Signature)

                                   ACCEPTANCE


     The Board of Directors of ACP Strategic Opportunities Fund II, LLC, on behalf of ACP Strategic Opportunities Fund II, LLC, hereby accepts the subscription embodied in the Subscription Agreement and Power of Attorney as to $____________ of membership Units, which shall be effective on ____________________, on all the terms and conditions set forth herein and in the Memorandum.

                                     ACP Strategic Opportunities Fund II, LLC


                                     By:
                                         -------------------------------------


                                     Its:
                                          ------------------------------------


                                     Date:
                                           -----------------------------------

                                    EXHIBIT C

                       PURCHASER SUITABILITY QUESTIONNAIRE

INSTRUCTIONS: THIS QUESTIONNAIRE MUST BE COMPLETED BY ALL INITIAL INVESTORS. PLEASE CALL JOHN LEHNING AT 484-329-2361 IF YOU HAVE ANY QUESTIONS ON COMPLETING THIS QUESTIONNAIRE.

ACP Strategic Opportunities Fund II, LLC
1235 Westlakes Drive, Suite 350
Berwyn, PA 19312

Ladies and Gentlemen:

     The undersigned is furnishing the information contained herein to you in order to enable you to determine whether the subscription of the undersigned to purchase membership units ("Units") in ACP Strategic Opportunities Fund II, LLC (the "Company") may be accepted in accordance with the provisions of the Securities Act of 1933, as amended ("Act"), including Section 4(2) thereof, and Regulation D promulgated by the Securities and Exchange Commission thereunder. The undersigned understands that (a) you will rely on the information contained herein for the purposes of making such determination, (b) the Units will not be registered under the Act in reliance upon the exemptions from registration afforded by Section 4(2) of the Act and Regulation D promulgated thereunder and
(c) this Questionnaire is not an offer of any Units or any other securities to the undersigned.

     The undersigned hereby makes the following representations and provides the following information:

     (1) PLEASE INITIAL IN THE SPACE PROVIDED ALL APPLICABLE ITEMS IN SUBSECTION
(A), IF ANY, AND ONE ALTERNATIVE IN SUBSECTION (B), IF ANY.

     (a) The undersigned is an "Accredited Investor" as defined in Rule 501(a) under the Act because:

                                   INDIVIDUALS

          ___        (i)    The undersigned, individually or jointly with his or
                            her spouse, has a net worth in excess of $1,000,000;
                            or

          ___        (ii)   The undersigned has had individual income in excess
                            of $200,000 or jointly with his or her spouse has had income in excess of $300,000 in each of the two most recent years and reasonably expects to have income in excess of such levels in the current year;
                            or

                                   TRUSTS/IRAS

          ___        (iii)  The undersigned is a trust, with total assets in
                            excess of $5,000,000, not formed for the specific purpose of acquiring the Units, whose purchases are directed by a person who qualifies under either (i) or (ii), above; or

          ___        (iv)   The undersigned is a revocable grantor trust and the
                            grantors of such trust qualify as accredited investors under either (i) or (ii), above; or

          ___        (v)    The undersigned is an individual retirement account
                            (IRA) and the owner of such account qualifies as an accredited investor under (i) or (ii), above; or

                            PARTNERSHIPS/CORPORATIONS OR OTHER ENTITIES

          ___        (vi)   The undersigned is a corporation, partnership or
                            other entity, all the equity investors of which satisfy either (i) or (ii), above; or

          ___        (vii)  The undersigned is a corporation or partnership
                            which was not formed for the specific purpose of acquiring the Units, with total assets in excess of $5,000,000; or

          ___        (viii) The undersigned is an employee benefit plan within
                            the meaning of Title I of ERISA (i) whose plan fiduciary is either a bank, insurance company or registered investment advisor or (ii) whose total assets exceed $5,000,000. If the decision to invest in the Company is NOT made by the plan fiduciary, each participant in the plan must be an "accredited investor."

     (b) SELECT ONE OF THE FOLLOWING. Persons who do not qualify under one of the following subsections may NOT purchase Units in the offering regardless of whether they qualify under Section (a), above.

          ___        (i)    The undersigned is a natural person with a net worth
                            (I.E., total assets minus total liabilities) of $1.5 million as of the date hereof, either alone or with such person's spouse, or the undersigned will invest at least $750,000 in the Company; or

          ___        (ii)   The undersigned is a corporation, partnership,
                            association, joint stock company, trust or any other organized group of persons ________________________
                            (insert form of organization) with a net worth
                            (I.E., total assets minus total liabilities) of $1.5 million as of the date hereof or the undersigned will invest at least $750,000 in the Company. In addition, the undersigned represents and warrants that if the undersigned is (x) an entity that would be a registered investment company but for the exception provided from that definition in Section
                            3(c)(1) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), (y) a registered investment company under the Investment
                            Company Act or (z) a business development company within the meaning of Section 202(a)(22) of the Investment Advisers Act of 1940, as amended (the
                            "Investment Advisers Act"), each of its equity owners independently meet the requirements of either
                            Subsection (b)(i), (b)(ii) or (b)(iii); or

          ___        (iii)  The undersigned is an executive officer or director of Ascendant Capital Partners, LLC (the "Investment
                            Manager") or employee of the Investment Manager who, in connection with such person's regular functions or duties participates in the investment activities of the Investment Manager and has performed such activities for the Investment Manager or another investment adviser for at least 12 months.

     (2) The undersigned is willing and able to bear the economic risk of an investment in the Units in an amount equal to the total amount for which the undersigned desires to subscribe. In making the foregoing statement, the undersigned has given consideration to whether the undersigned can afford to hold the Units indefinitely and whether, at the present time, the undersigned can afford a complete loss of such investment. The undersigned has further considered that the minimum investment in the Company is $25,000.

     (3) Any purchase of Units will be solely for the account of the undersigned and not for the account of any other person or with a view to any resale, division or other distribution thereof.

     (4) The undersigned hereby warrants and represents to you that (a) the information contained herein is true, accurate and complete and may be relied upon by you and (b) the undersigned will notify you immediately of any material change in any of the information contained herein occurring prior to your acceptance of any subscription from the undersigned with respect to the undersigned's purchase of any Units now or in the future.

     ITEMS (5)-(8) MUST BE PROVIDED BY EACH PROSPECTIVE OFFEREE:

     (5) Name(s) of Offeree(s): _____________________________________________

     ____________________________________

     Age(s) (for natural persons only):________________________

     (6) Home Address and Telephone Number: ____________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________

     (7) Employer or Business Association and Position: ________________________

     ___________________________________________________________________________

     ___________________________________________________________________________

     (8) Business Address and Telephone Number:_________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________


     IN WITNESS WHEREOF, the undersigned has executed this Purchaser Suitability Questionnaire this ______ day of ____________, _____.


                                         IF THE OFFEREE IS A CORPORATION,
IF THE OFFEREE IS AN INDIVIDUAL:         PARTNERSHIP, TRUST OR OTHER ENTITY:


------------------------------------     ---------------------------------------
Signature of Offeree                     Print or Type Name of Offeree


                                         By:
------------------------------------        ------------------------------------
Signature of Joint Offeree, if any


------------------------------------     ---------------------------------------
Print or Type Name(s) of Offeree(s)      Print or Type Name and Title

                                    EXHIBIT D

                           ADDITIONAL INVESTMENT FORM


ACP Strategic Opportunities Fund II, LLC
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

Ladies and Gentlemen:

     The undersigned member of ACP Strategic Opportunities Fund II, LLC (the "Company") hereby makes the following additional investment in the Company in accordance with the terms of the Operating Agreement of the Company and the Confidential Private Placement Memorandum of the Company. The undersigned agrees that this additional investment will not be effective until the Board of Director's acceptance below. In connection with this additional investment, the undersigned agrees that the representations, warranties and agreements contained in the undersigned's Subscription Agreement and Power of Attorney remain true and correct and agrees to all the terms and conditions contained therein.

Additional Investment Amount $____________ (Minimum $10,000)

     INSTRUCTION: THIS FORM SHOULD BE SIGNED IN THE SAME MANNER AND BY THE SAME PERSONS AS THE ORIGINAL SUBSCRIPTION AGREEMENT.

INDIVIDUALS, TRUSTS, PARTNERSHIPS         JOINT OR ADDITIONAL REQUIRED SIGNATURE
OR OTHER ENTITIES                         (IF ANY)


------------------------------------      --------------------------------------
Name of Individual or Entity              Name of Individual or Entity


------------------------------------      --------------------------------------
Signature                                 Signature


------------------------------------      --------------------------------------
Title (if any)                            Title (if any)

                                   ACCEPTANCE



     The Board of Directors of ACP Strategic Opportunities Fund II, LLC, on behalf of ACP Strategic Opportunities Fund II, LLC, hereby accepts the additional investment embodied in the Additional Investment Form as to $______________ of membership Units, which shall be effective on _________________________________, on all the terms and conditions set forth herein and in the Memorandum.

                                     ACP Strategic Opportunities Fund II, LLC


                                     By:
                                         -------------------------------------


                                     Its:
                                          ------------------------------------


                                     Date:
                                           -----------------------------------

                                    EXHIBIT E

                             REPURCHASE REQUEST FORM


ACP Strategic Opportunities Fund II, LLC
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

Ladies and Gentlemen:

     The undersigned hereby requests repurchase by the Company of: (Please check one of the following alternatives)

     |_|  $_______________ of my Units

     |_| All of my Units (after payment of fees, expenses and performance allocations in accordance with the Operating Agreement)

The undersigned understands that the repurchase will be effected in accordance with the terms and conditions of the Operating Agreement of the Company and as set forth in the Confidential Private Placement Memorandum of the Company, as amended and supplemented from time to time. Members choosing to tender Units (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the "Expiration Date") which generally will be sixty (60) days before the date as of which Units are to be repurchased. The undersigned (either in my individual capacity or as an authorized representative of an entity, if applicable) hereby represents and warrants that the undersigned is the true, lawful and beneficial owner of the Units of the Company to which this Repurchase Request relates with full power and authority to request repurchase of such Units. Such Units are not subject to any pledge or otherwise encumbered in any fashion.

SIGNATURES MUST BE IDENTICAL TO NAME(S) IN WHICH UNITS ARE REGISTERED.



------------------------------------      --------------------------------------
Name(s)                                   Street Address


------------------------------------      --------------------------------------
City                                      State               Zip Code


------------------------------------      --------------------------------------
(Signature and title (if applicable))     (Signatures of joint owner (if any))


Date: ________________

(PLEASE ATTACH ANY SPECIAL DELIVERY INSTRUCTIONS FOR THE PROCEEDS OF UNITS TO BE REDEEMED HEREBY).

                       STATEMENT OF ADDITIONAL INFORMATION

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC,
                      A DELAWARE LIMITED LIABILITY COMPANY

              A PRIVATE OFFERING OF LIMITED LIABILITY COMPANY UNITS
                                  $100,000,000



                         ASCENDANT CAPITAL PARTNERS, LLC
                         1235 WESTLAKES DRIVE, SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                            TOLL-FREE (800) 224-6312

                                February 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus. This SAI relates to and should be read in conjunction with the prospectus of ACP Strategic Opportunities Fund II, LLC (the "Fund"), dated February 1, 2002. A copy of the prospectus may be obtained by contacting the Fund at the telephone numbers or address set forth above.

The information in this SAI is not complete and may be changed. The Fund may not sell these Units until the registration statement has been filed with the Securities and Exchange Commission (the "SEC"). This SAI is not an offer to sell these Units and is not soliciting an offer to buy these Units in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                            PAGE


GENERAL DESCRIPTION OF THE FUND................................................1

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS........................1

INVESTMENT RESTRICTIONS........................................................3

RISK FACTORS...................................................................4

FEES & EXPENSES...............................................................11

UNITS OF THE FUND.............................................................13

PLAN OF DISTRIBUTION..........................................................13

USE OF PROCEEDS...............................................................15

REDEMPTIONS, REPURCHASES OF UNITS AND TRANSFERS...............................15

MANAGEMENT OF THE FUND........................................................19

CODE OF ETHICS................................................................26

BROKERAGE PRACTICES...........................................................26

ALLOCATION OF NET PROFITS AND NET LOSSES......................................27

ALLOCATION OF SPECIAL ITEMS...................................................27

RESERVES .....................................................................28

VOTING .......................................................................28

TAXES ........................................................................28

TAX TREATMENT OF FUND INVESTMENTS.............................................31

ERISA CONSIDERATIONS..........................................................38

SUMMARY OF OPERATING AGREEMENT................................................39

OTHER SERVICE PROVIDERS.......................................................41

FISCAL YEAR...................................................................41

GENERAL DESCRIPTION OF THE FUND

ACP Strategic Opportunities Fund II, LLC (the "Fund") is a newly-formed Delaware limited liability company. The Fund is a closed-end, non-diversified investment company that is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). However, its units (the "Units") are not registered under the Securities Act of 1933, as amended (the "Securities Act"). Ascendant Capital Partners, LLC (the "Investment Manager") intends to invest the Fund's assets in a "fund of funds" investment style whereby it will invest in other unregistered investment funds (I.E., hedge funds) that employ various investment styles.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Manager believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund's investment objective.

The Investment Manager intends to allocate the Fund's capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Underlying Funds may combine investment strategies. The Investment Manager will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund's investment objective.

Generally, the Underlying Funds held by the Fund will utilize one of three basic types of investment strategies: Opportunistic, Relative Value and Event Driven.

OPPORTUNISTIC. This strategy combines long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. Opportunistic strategies aim at seizing opportunities in both rising and falling markets. Opportunistic strategies cover a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Opportunistic strategies include holding both long and short positions, short-selling only and stock picking.

RELATIVE VALUE. In using a relative value strategy, portfolio managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from mis-priced securities and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. Relative value strategies are not dependent on the general direction of market movements, and often involve arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing.

EVENT-DRIVEN. This strategy relies on the anticipated occurrence of particular corporate events, such as mergers and acquisitions, liquidation, reorganization or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations.

The Fund's Underlying Funds will likely trade in U.S. dollar denominated securities. However, the Investment Manager may, in its discretion, select Underlying Funds that trade in non-U.S. markets and securities that are not U.S. dollar denominated. Some of the Underlying Funds utilized by the Investment Manager may effect transactions in commodity interests on domestic exchanges.

There can be no assurance that the Investment Manager will generate profits for the Fund. Certain of the practices employed by the Underlying Funds, including short selling, leverage and limited diversification, can maximize the adverse impact on the Investment Manager's investment portfolio.

The Investment Manager believes that a systematic due diligence and monitoring process is crucial in the identification and selection of superior investment managers of the Underlying Funds capable of generating the returns required to meet the Fund's objective. Managers selected should have extensive investment experience, a complete understanding of their investment strategy and excellent risk controls. In addition, managers will be selected based on the Investment Manager's belief that the managers of the Underlying Funds will be able to deliver above average absolute returns, focus on the preservation of capital, and be able to perform well regardless of market conditions. Furthermore, managers will be selected on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies.

The Investment Manager will on a routine basis follow the systematic screening, due diligence, selection, portfolio construction and monitoring processes described below. The Investment Manager will:

o Screen hedge fund databases, extensive lists of personal contacts, recommendations and referrals for managers whose background, experience, investment style and performance meet the Investment Manager's criteria;

o Begin the due diligence process by reviewing performance, background and general information describing each manager's investment style, investment philosophy, investment strategies, risk controls business plan, and growth prospects;

o Visit the manager's offices to have discussions, interview key employees and review trading and operation procedures. The Investment Manager will also collect audited financial statements and references;

o Review past performance through thorough analysis of past audited financials;

o Interview the manager's auditors, lawyers, prime broker and clients, and perform background checks on key employees for past securities and criminal violations;

o Present selected managers for weekly review to the Investment Manager's Advisory Committee;

o Group managers with uncorrelated styles together so as to generate the desired stream of investment returns;

o Capture weekly manager portfolios from each manager's prime broker to monitor risk levels and review whether the stated strategies are being followed; and

o Maintain personal contact with managers through periodic phone calls, quarterly on-site visits, and scheduled conference calls.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or
(ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund's fundamental investment restrictions are as follows:

(1) The Fund will not invest more than 15% of the Fund's net assets in any one Underlying Fund.

(2) The Fund will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund's investments in Underlying Funds.

(3) The Fund will not issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund of "senior securities" representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

(4) The Fund will not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

(5) The Fund will not make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

(6) The Fund will not purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to the Fund to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

(7) The Fund will not purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

The investment objective of the Fund is non-fundamental. Thus, it may be changed without a vote of a majority of the Fund's outstanding Units. Except as otherwise indicated, the Fund's investment policies and restrictions are not fundamental and may be changed without a vote of the Members.

With respect to these investment restrictions, and other policies described in this Memorandum, the Fund will not look through the Underlying Funds to their underlying securities. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Investment Manager will not cause the Fund to make loans to, or to receive loans from, the Investment Manager or its affiliates, except to the extent permitted by the Investment Company Act or as otherwise permitted by applicable law. The Fund may effect brokerage transactions, if any, through the affiliates of the Investment Manager, in accordance with the requirements of the Investment Company Act.

RISK FACTORS

RISKS ASSOCIATED WITH THE INVESTMENT MANAGER

GENERAL. The Fund intends to invest substantially all of its available capital (other than capital the Investment Manager determines to retain in cash or cash equivalents) in securities of private investment companies. Markets for such instruments in general are subject to fluctuations and the market value of any particular investment may be subject to substantial variation. The Fund's investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. In addition to being illiquid, securities may be issued by unseasoned companies and may be highly speculative.

UNDERLYING FUND SELECTION, MONITORING AND CONCENTRATION. The Investment Manager will follow a systematic screening, due diligence and monitoring process of Underlying Funds and will select managers on the basis of their willingness and ability to provide portfolio transparency so that the Investment Manager can monitor leverage levels, position concentration and adherence to stated strategies. Although the Investment Manager will seek to select only Underlying Funds with managers who will invest the Fund's assets with the highest level of integrity, the Investment Manager will have no control over the day-to-day operations of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to these standards.

In most cases, the Fund will have little ability to assess the accuracy of the valuations received from an Underlying Fund. Furthermore, these valuations will typically be estimates only, subject to revision through the end of each Underlying Fund's annual audit. Revisions to the Fund's gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund's annual audit is completed.

Certain securities in which Underlying Funds invest may not have a readily ascertainable market price. Such securities will nevertheless generally be valued by portfolio managers, which valuation will be conclusive with respect to the Fund, even though the portfolio managers will generally face a conflict of interest in valuing such securities because the value thereof will affect their compensation.

The Fund's portfolio will consist of securities of a limited number of Underlying Funds that may invest in the same or similar securities. The Investment Manager will seek to reduce the company- and sector-specific risk of its portfolio by investing in certain Underlying Funds that are industry-, sector- or security-specific. However, there can be no assurance that Underlying Funds with these characteristics will be made available to the Fund or that the Investment Manager will ultimately choose to invest in these types of Underlying Funds. Concentrations in industries or sectors that produce unfavorable performance may cause the Fund to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

Investment decisions for the Underlying Funds are made by their respective portfolio managers entirely independent of each other and the Investment Manager. As a result, at any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are either held or being sold by another Underlying Fund. Consequently, the Fund could directly or indirectly incur certain transaction costs without accomplishing any net investment result.

LIMITED OPERATIONAL HISTORY. The Fund has no operating history on the basis of which prospective investors might evaluate its performance. There can be no assurance that the Fund's investment objective will be realized or that the Fund's investment strategy will prove successful. No assurance can be given that the Fund's investment portfolio will generate any income or appreciate in value.

RELIANCE ON THE INVESTMENT MANAGER. The likelihood that Members will realize income or gain from investing in the Fund will depend on the investment selection and monitoring by the Investment Manager and the acumen and expertise of its Chief Investment Officer, Gary Shugrue. If Mr. Shugrue were to cease working for the Investment Manager, the Investment Manager may not be able to hire a qualified replacement, or may require an extended period of time to do so.

SPECIAL RISKS OF FUND OF FUNDS STRUCTURE. The Underlying Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not have the protections of the Investment Company Act with respect to its investments in the Underlying Funds. Each Underlying Fund will pay any performance-based allocations or fees for which they are obligated irrespective of the performance of the other Underlying Funds and the Fund generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Fund, and thus indirectly from Members, even if the Fund's overall investment return is negative.

Underlying Funds generally are permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Underlying Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include distributions in kind to Members.

TAX CONSIDERATIONS AND DELAYED TAX REPORTING. The tax aspects of an investment in the Fund are complicated and each prospective investor should have them reviewed by professional advisors familiar with such investor's personal tax situation and with the tax laws and regulations applicable to the investor and investment funds.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to Members, it must receive information on a timely basis from the Underlying Funds. An Underlying Fund's delay in providing this information could delay the Fund's preparation of tax information for Members, which might require Members to seek extensions of the deadline to file their tax returns, or could delay the preparation of the Fund's annual report.

Due to the limitation on withdrawal rights, transferability and the fact that Units will not be traded on any securities exchange or other market an investment in the Fund is an illiquid investment. Furthermore, the Fund may invest in Underlying Funds that do not permit frequent withdrawals from the Underlying Funds. Investors will not be able to make a withdrawal from the Fund prior to the first anniversary of their initial investment in the Fund. An investment in Units of the Fund should be considered only by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Fund has received an opinion of counsel to the effect that the Fund will not be treated as a corporation for federal income tax purposes. However, there can be no assurance that the Underlying Funds will not be treated as a corporation for federal income tax purposes. If an Underlying Fund is treated as a corporation, the distributions from such funds will be treated as dividends to the extent of such fund's earnings and profits and neither the Fund nor its Members will report the income or loss of such fund.

RISKS RELATIVE TO UNDERLYING FUNDS

MARKET RISKS. The profitability of a significant portion of the Fund's investment program will depend to a great extent on correct assessments of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements. The securities markets have in recent years been characterized by great volatility and unpredictability. There is likely to be a significant degree of market risk assumed by one or more of the managers of the Underlying Funds.

SMALL CAP SECURITIES. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter market typically are larger than the spreads for more actively traded securities. As a result, the Underlying Funds could incur a loss if they were to sell such a security (or close a short position) a short time after its acquisition. When making a large sale, an Underlying Fund may have to sell a portfolio holding at a discount from quoted prices or may have to make a series of small sales over an extended period of time because of the limited trading volume of smaller company securities.

HEDGING STRATEGIES. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options and the use of leverage (including, but not limited to, margin trading and investing in derivatives) and other strategies from time to time in order to "hedge" or offset investment risk. Any hedging strategies discussed herein should be expected to increase the Underlying Funds' transaction costs, interest expense and other costs and expenses. These securities may also be subject to greater than ordinary investment risks and such investment strategies could result in material losses for the Underlying Funds.

Derivative instruments present special considerations and risks. Successful use of these instruments depends on the manager of the Underlying Fund's ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. In adverse circumstances the use of derivatives may result in sudden and severe losses.

SHORT SALES. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that an Underlying Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

To make a short sale, the Underlying Fund must borrow the securities being sold short. In this regard, it may be impossible for the Underlying Fund to borrow securities at the most desirable time to make a short sale. In addition, there are rules prohibiting short sales of securities at prices below the last sale price, which may prevent the Underlying Fund from executing short sales of securities at the most desirable time. If the prices of securities sold short increase, the Underlying Fund may be required to provide additional funds or collateral to maintain the short positions. This could require the Underlying Fund to liquidate other investments to provide additional collateral, and such liquidations might not be at favorable prices.

LEVERAGE; BORROWING. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund's investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investments.

If an Underlying Fund does not generate sufficient cash flow from operations, it may not be able to repay borrowings, or it may be forced to sell investments at disadvantageous times to repay borrowings. An Underlying Fund's performance may be adversely affected if it is not able to repay borrowings (because of the continuing interest expense) or if it is forced to sell investments at disadvantageous times in order to repay borrowings. The Underlying Funds likely will sell their more liquid assets first to repay borrowings, thus increasing their concentration in private securities. As the percentage of an Underlying Fund's portfolio invested in private securities increases, the associated risk described under "Small Cap Securities" will increase.

The rights of any lenders to an Underlying Fund to receive payments of interest or repayments of principal will be senior to those of the holders of an Underlying Fund's Units, and the terms of any borrowings may contain provisions that limit certain activities of an Underlying Fund. Payments of interest and fees incurred in connection with borrowings will increase an Underlying Fund's expense ratio and will reduce any income the Underlying Fund otherwise would have available. An Underlying Fund's obligation to make interest or principal payments on borrowings may prevent the Underlying Fund from taking advantage of attractive investment opportunities.

FOREIGN INVESTMENTS. An Underlying Fund may invest in securities of non-U.S. companies, which are generally denominated in foreign currencies, and American Depository Receipts ("ADRs") traded on U. S. securities exchanges and representing interests in foreign securities. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U. S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information with respect to issuers of securities, less governmental supervision of foreign issuers of securities, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located. Individual foreign economies may differ favorably or unfavorably from the U. S. economy in growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions, and in other respects. Underlying Funds may invest in securities of foreign governments (or agencies or subdivisions thereof), and some or all of the foregoing considerations may apply to such investments as well.

LIMITED LIQUIDITY. The Fund is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited semi-annual repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Investment Manager expects that it will not recommend to the Board of Directors that the Fund offer to repurchase Units from Members prior to March 31, 2003. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Directors that the Fund offer to repurchase Units from Members beginning twice each year, effective March 31 and September 30.

The Fund will offer to purchase only a small portion of its Units, and there is no guarantee that an investor will be able to sell all of the Units that an investor desires to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by investors, the Fund will repurchase only a PRO RATA portion of the Units tendered by each investor. The potential for pro-ration may cause some investors to tender more Units for repurchase than they wish to have repurchased.

The Fund's repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Therefore, it may force the Underlying Funds to sell assets they otherwise would not sell. It also may reduce the investment opportunities available to the Underlying Funds and cause expense ratios to increase. In addition, because of the limited market for an Underlying Fund's investments in private securities, the Underlying Fund may be forced to sell its publicly traded securities to meet cash requirements for repurchases. This may have the effect of substantially increasing an Underlying Fund's ratio of illiquid investments to liquid investments for the remaining investors.

SECURITIES LENDING ARRANGEMENTS. An Underlying Fund may also lend securities to broker-dealers and other institutions as a means of earning additional income. If the borrower becomes insolvent or bankrupt, the Underlying Funds could experience delays and costs in recovering securities. To the extent that, in the meantime, the value of securities on loan declines, the Underlying Funds could experience further losses.

REPURCHASE AGREEMENTS. An Underlying Fund may also enter into repurchase agreements, where it buys a security and simultaneously agrees to sell it back later at a higher price, or in reverse repurchase agreements, by which the Underlying Fund sells a security and simultaneously agrees to buy it back later at a higher price. The repurchase date is usually within 7 days of the initiation of the agreement. If the other party to a repurchase or reverse repurchase agreement becomes insolvent or bankrupt, the Underlying Fund may experience delays and incur costs in recovering payment or the securities. To the extent that the value of the security purchased changes in the meantime, the Underlying Fund could experience further losses. Repurchase agreements to which the Underlying Fund is a party must be fully collateralized. Repurchase and reverse repurchase agreements can have effects similar to margin trading and other leveraging strategies.

OPTIONS. Stock options that may be purchased or sold by the Underlying Funds include options not traded on a securities exchange. Options not traded on an exchange or traded on a foreign exchange are not issued by The U.S. Options Clearing Corporation, therefore, the risk of nonperformance by the obligor on such an option may be greater and the ease with which the Underlying Funds can dispose of such an option may be less than in the case of an exchange traded option issued by The U.S. Options Clearing Corporation.

Options can be highly volatile investments and involve special risks. Successful investment strategies using options require the ability to predict future movements in securities prices, interest rates and other economic factors. An Underlying Fund's efforts to use options (even for hedging purposes) may not be successful and could result in a reduction in the Underlying Fund's total return.

The Underlying Funds may buy and sell options (including purchasing special expiration price options) to manage exposure to changing interest rates, security prices, currency exchange rates and precious metal prices. Some options strategies, including buying puts and writing calls, hedge the Underlying Fund's investments against price fluctuations. Other strategies, including writing puts and buying calls, tend to increase market exposure. Underlying Funds may invest in options based on any type of security, index or currency related to its investments, including options traded on foreign exchanges and options not traded on exchanges. Options can be volatile investments involving a high degree of risk. If an Underlying Fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options strategies may reduce its return. Options traded on foreign exchanges generally are not regulated by United States authorities and may offer less liquidity and less protection if the other party to the contract defaults. The Underlying Fund also could experience losses if the prices of option positions were to be poorly correlated with its other investments, or if it could not close its positions because of an illiquid secondary market.

Underlying Funds also may purchase put and call options on one or more baskets of securities of issuers in a particular industry or sector if it is believed that their value will increase or decrease generally as a group.

PORTFOLIO TURNOVER. The Underlying Funds should be expected to have higher portfolio turnover than many other investment funds. The brokerage commissions and other transaction costs incurred by the Underlying Funds will be generally higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See "Tax Considerations," and "Tax Treatment of Fund Investments" below.

RESTRICTED SECURITIES. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

OPERATING DEFICITS. It is anticipated that the Underlying Funds will trade securities actively and incur significant brokerage, custody and other transaction costs and expenses. These and other expenses of operating the Underlying Funds may exceed their income, thereby requiring that the difference be paid out of capital, reducing the Underlying Fund's investments and potential for profitability.

LIMITED OR NO DISTRIBUTIONS. It is expected that the Underlying Funds will not make substantial periodic distributions to investors and may not make any distributions at all. Instead, the Underlying Funds will generally reinvest substantially all income and gain. Cash that might otherwise be available for distribution is likely to be reduced by payment of obligations of the Underlying Funds and establishment of appropriate reserves. As a result, if an Underlying Fund is profitable, investors (including the Fund) in all likelihood will be credited with net income, and will incur the consequent income tax liability, even though investors may receive little or no distributions of cash to cover that liability.

PERFORMANCE FEES. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid. In addition, since performance fees are generally calculated based on unrealized as well as realized gains on securities positions, the amount of any performance fee ordinarily will be greater in any period than if it were based solely on realized gains.

FEES AND EXPENSES

Operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Members. The Investment Manager will incur annual operating expenses on behalf of the Fund that shall include, but not be limited to, the following expenses:

o all costs and expenses directly related to portfolio transactions and positions for the Fund's account, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold short but not yet purchased, custodial fees, member servicing fees, margin fees, transfer taxes and premiums and taxes withheld on foreign dividends;

o all costs and expenses associated with the organization and registration of the Fund, certain offering costs and the costs of compliance with any applicable Federal or state laws;

o the costs and expenses of holding any meetings of any investors that are regularly scheduled, permitted or required to be held under the terms of the Fund's Operating Agreement ("Operating Agreement") or other applicable law;

o fees and disbursements of any attorneys, accountants, auditors and other consultants and professionals engaged on behalf of the Fund;

o the fees of custodians and other persons providing administrative services to the Fund;

o the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund of the Investment Manager;

o all costs and expenses of preparing, setting in type, printing and distributing reports, repurchase notices, and other communications to investors;

o all expenses of computing the Fund's net asset value, including any equipment or services obtained for the purpose of valuing the Fund's investment portfolio, including appraisals and valuation services provided by third parties;

o all charges for equipment or services used for communications between the Fund and any custodian, or other agent engaged by the Fund; and

o such other types of expenses as may be approved from time to time by the Investment Manager.

The Fund will reimburse the Investment Manager for any of the above expenses that it pays on behalf of the Fund.

The Fund will also pay its organizational and offering expenses which are estimated at $100,000. Before a recent change to the guidelines as adopted by the American Institute of Certified Public Accountants, the Fund would have been able to amortize the organizational expenses over a 60-month period. Because of that change, however, the organizational expenses now must be expensed as incurred. To achieve a more equitable distribution of the impact of those expenses among the Members, an amount equal to the organizational expenses incurred by the Fund will be allocated among the Members based on each Member's Units, expressed as each Member's Percentage Interest, as of the relevant allocation date. For accounting purposes only, an initial allocation of organizational costs will be made as of the Initial Closing Date. These allocations will thereafter be adjusted as of each date on which additional capital is contributed to the Fund by its Members through and including, the date which is twelve months after the Initial Closing Date.

UNITS OF THE FUND

The Fund will issue up $100,000,000 in Units at an initial net asset value of $5,000 per Unit. The Board of Directors may, from time to time, in accordance with the Operating Agreement, authorize the issue of additional Units at the then existing net asset value or series and classes of Units containing such terms and conditions, including conversion rights, sales, repurchase and other charges and terms of redemptions, as the Board of Directors may determine. Each Unit participates ratably with all other outstanding Units in the Fund's profits and losses and has the redemption rights described below.

No conversion or preemptive rights exist in connection with any Units. All Units when duly issued, will be fully paid and nonassessable.

PLAN OF DISTRIBUTION

The Fund is offering Units to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. The Fund will not commence operations until such time as $1 million in Units have been purchased. Investors must subscribe for Units in an amount that equals or exceeds $25,000. Additional subscriptions for Units will be subject to a minimum investment amount of $10,000. The Board of Directors may waive any minimum investment amounts in its sole discretion.

The Fund expects the Initial Closing Date to be on April 1, 2002. Thereafter, additional closings are expected to occur on the first business day of each month.

Turner Investment Distributors, Inc. (the "Placement Agent") acts as the distributor for the Units on a best efforts basis, pursuant to the terms of a Placement Agent Agreement with the Fund. Units will be offered on a monthly basis. Therefore, there is no pre-determined termination date of the offering. Funds received by the Placement Agent on or after the Initial Closing Date, but prior to the time when the Fund commences operations, will be placed in an interest-bearing escrow account. The Fund will pay a shareholder servicing fee to the Placement Agent at the annual rate of 0.25% of the outstanding Units owned by its customers. The Placement Agent will provide customary investor services, including responding to investor questions about the Fund and assisting the Fund in administering repurchases.

Pursuant to the Placement Agent Agreement, the Placement Agent will actively market the Units. The Fund has agreed to indemnify and hold the Placement Agent harmless against, or contribute to losses arising out of, certain liabilities, including liabilities under the Securities Act, except for any liability to the Fund or its security holders to which the Placement Agent would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by its reckless disregard of its obligations and duties under its agreement with the Fund. The Placement Agent Agreement may be terminated without penalty by the Placement Agent, by a vote of a majority of Qualified Directors or by a vote of a majority of the outstanding voting Units of the Fund upon 30 days' prior written notice to the other party.

Through the Placement Agent Agreement, the Fund has agreed to indemnify and hold harmless the Placement Agent and its directors, officers and control persons against any loss, liability, claim, damages, or expense arising by reason of any person acquiring Units, based upon the ground that the registration statement, prospectus, any reports or other information filed or made public by the Fund included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Placement Agent or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Placement Agent.

INVESTOR QUALIFICATIONS. Units are offered only to investors who are "accredited investors." An accredited investor is an investor who meets one of the following standards:

     (i) Such investor, if a corporation, bank, trust, partnership or other entity, has total assets in excess of $5,000,000 and was not formed for the specific purpose of acquiring the Units (and in the case of a trust, the purchase of the Units is directed by a sophisticated person);

     (ii) Such investor is a private business development company as defined in
     Section 202(a)(22) of the Investment Advisers Act;

     (iii) Such investor is an organization described in section 501(c)(3) of the Code (i.e., tax-exempt organizations) that has total assets in excess of $5,000,000 and was not formed for the specific purpose of acquiring the Units;

     (iv) Such investor is a natural person whose individual net worth or joint net worth with that person's spouse, at the time of purchase, exceeds $1,000,000;

     (v) Such investor is a natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person's spouse in excess of $300,000 in each of those years and has a reasonable expectation of reaching the same income level in the current year; or

     (vi) Such investor is an entity in which all of the equity owners are "accredited investors" (E.G., a revocable grantor trust, partnership, corporation or other entity where each of the equity owners is an accredited investor).

In addition, all investors must have a net worth, either as individuals or collectively with their spouses, of more than $1,500,000 OR invest at least $750,000 in the Fund or with other accounts managed by the Investment Manager.

PAYMENT FOR UNITS. Payment for Units ordinarily must be received in cash at the time the order is placed on the first business day of a calendar month. The Board of Directors, in its sole discretion, may permit a grace period to facilitate a transfer of funds by the investor.

INVESTMENTS BY TAX-QUALIFIED RETIREMENT PLANS. Units are available for purchase in connection with certain types of tax-qualified retirement plans. Eligible investors may establish individual retirement accounts ("IRAs"); Employee Pensions ("SEPs"); other pension and profit sharing plans or 401(k) plans. The purchase of Units may be limited by the plans' provisions.

Investors considering establishing a retirement plan or purchasing any Units in connection with a retirement plan, should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the Investor.

The illiquid nature of the Units may affect the nature of distributions from tax sheltered retirement plans and may affect the ability of participants in such plans to rollover assets to other tax sheltered retirement plans.

USE OF PROCEEDS

The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as soon as practicable after the commencement of the offering. Based on current market conditions, the Investment Manager expects the Fund to be fully invested within three months from the date of this Memorandum. The Investment Manager believes that, under current market conditions, it would be able to invest up to approximately $100 million in accordance with the Fund's objective, policies and strategies in this time frame. Pending the full investment of the proceeds of the offering in accordance with the Fund's objective, the proceeds of the offering will be invested in money market instruments. If the Fund is unable to invest the proceeds of the offering within this time frame, the Fund may not be able to achieve its investment objective. The Investment Manager will be eligible to receive its Management Fee from the commencement of the Fund's operations. The Fund will pay organizational and offering expenses estimated to be $100,000 from the proceeds of the offering.

REDEMPTIONS, REPURCHASES OF UNITS AND TRANSFERS

NO RIGHT OF REDEMPTION. No Member or other person holding a Unit or a portion of a Unit acquired from a Member will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund, as described below.

REPURCHASES OF UNITS. The Board of Directors may, from time to time and in their sole discretion, determine to cause the Fund to repurchase Units or portions thereof from Members pursuant to written tenders by Members at such times and on such terms and conditions as they may determine. In determining whether the Fund should offer to repurchase Units or portions thereof from Members, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Directors that the Fund offer to repurchase Units from Members prior to March 31, 2003. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Directors that the Fund offer to repurchase Units from Members beginning twice each year, effective March 31 and September 30. The Board of Directors will also consider the following factors, among others, in making this determination:

     o whether any Members have requested to tender Units or portions thereof to the Fund;

     o the liquidity of the Fund's assets and the investment plans and working capital requirements of the Fund;

     o    the relative economies of scale with respect to the size of the Fund;

     o    the history of the Fund in repurchasing Units or portions thereof;

     o the availability of information as to the value of the Fund's interest in the Underlying Funds;

     o    the economic condition of the securities markets; and

     o the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

The Fund will repurchase Units or portions thereof from Members pursuant to written tenders on terms and conditions that the Board of Directors determine to be fair to the Fund and to all Members or persons holding Units acquired from Members, or to one or more classes of Members, as applicable. Only Units held for at least twelve (12) months will be eligible for repurchase by the Fund. The value of a Member's Unit (or the portion thereof) that is being repurchased is equal to the value of the Member's capital account (or the portion thereof being repurchased) as of the Valuation Date (as defined below), after giving effect to all allocations that are made as of such date. When the Board of Directors determines that the Fund shall repurchase Units or portions thereof, notice will be provided to Members describing the terms thereof, containing information Members should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Members who are deciding whether to tender their Units or portions thereof during the period that a repurchase offer is open may ascertain the approximate net asset value of their Units by contacting the Investment Manager prior to the date upon which such Member must decide whether to participate in the repurchase opportunity. Under the repurchase procedures described herein, Members will have to decide whether to tender their Units for repurchase without the benefit of having current information regarding the value of the Units as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Members must tender their Units and the date they can expect to receive payment for their Interests from the Fund.

The Fund's Operating Agreement provides that the Fund shall be dissolved if the Units of any Member that has submitted a written request for the repurchase of all of its Units by the Fund, in accordance with the terms of the Operating Agreement, are not repurchased by the Fund within a period of two years of the date of the request.

Repurchases of Units or portions thereof from Members by the Fund may be made, in the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Fund does not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Members not tendering Units for repurchase. Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of

Units or portions thereof from Members. Any in-kind distribution of securities may consist of marketable or non-marketable securities (valued in accordance with the Operating Agreement), which will be distributed to all tendering Members on a PRO RATA basis. The Fund does not impose any charges in connection with repurchases of Units or portion of Units.

Due to liquidity restraints associated with the Fund's investments in Underlying Funds and the fact that the Fund may have to effect withdrawals from those funds to pay for Units being repurchased, the Fund presently expects to employ the following repurchase procedures:

1. Members choosing to tender Units (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the "Expiration Date") which generally will be sixty (60) days before the date as of which Units are to be repurchased. The Units (or portions thereof) will be valued as of the date on which Units are to be repurchased (the "Valuation Date"), which is generally expected to be either March 31 or September 30;

2. Promptly after the Expiration Date, the Fund will give to each Member whose Units (or portion thereof) have been accepted for repurchase a promissory note (the "Promissory Note") entitling the Member to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Unit (or portion thereof). The determination of the value of Units as of the Valuation Date is subject to adjustment based upon the results of the next annual audit of the Fund's financial statements.

3. The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

     The first payment (the "Initial Payment") will be in an amount equal to at least 90% of the estimated value of the repurchased Unit (or portion thereof), determined as of the Valuation Date. The Initial Payment will be made as of the later of (a) within 30 days after the Valuation Date, or (b) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Units, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds.

     The second and final payment (the "Contingent Payment") is expected to be in an amount equal to the excess, if any, of (a) the value of the repurchased Units (or portion thereof), determined as of the Valuation Date and based upon the results of the annual audit of the Fund's financial statements for the year in which the Valuation Date falls, over (b) the Initial Payment. It is anticipated that the annual audit of the Fund's financial statements will be completed within 60 days after the end of each fiscal year of the Fund and that the Contingent Payment will be made promptly after the completion of the audit.

4. Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above pay all or a portion of the amounts due by the in-kind distribution of marketable or non-marketable securities.

The foregoing procedures may be amended by the Board of Directors from time to time and will be effective upon notification to the Members in accordance with the Operating Agreement.

Repurchases of Units by the Fund are subject to certain regulatory requirements imposed by SEC rules. The Fund believes that the repurchase procedures described above comply with these requirements. However, if modification of the Fund's repurchase procedures is deemed necessary to comply with regulatory requirements, the Board of Directors will adopt revised procedures designed to provide Members substantially the same liquidity for Units as would be available under the procedures described above.

A Member that tenders all of its Units will generally have a taxable event when such Units are repurchased. Gain, if any, will be recognized by a tendering Member only as and after the total proceeds received by the Member exceed the Member's adjusted tax basis in the Units. A loss, if any, will be recognized only after the Member has received full payment under the promissory note that will be given to the Member prior to the Fund's payment of the repurchase amount.

Upon its acceptance of tendered Units for repurchase, the Fund will maintain daily on its books a segregated account consisting of (i) cash, (ii) liquid securities or (iii) interests in Investment Funds that the Fund has requested be withdrawn (or any combination of the foregoing), in an amount equal to the aggregate estimated unpaid dollar amount of the promissory notes issued to Members tendering Units.

Payment for repurchased Units may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Investment Manager intends to take measures (subject to such policies as may be established by the Board of Directors) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Units.

A Member who tenders for repurchase only a portion of such Member's Units will be required to maintain a capital account balance of at least $25,000. If a Member tenders an amount that would cause the Member's capital account balance to fall below the required minimum, the Fund reserves the right to reduce the amount to be purchased from such Member so that the required minimum balance is maintained.

The Fund may be required to repurchase a Unit or portion thereof of a Member or any person acquiring a Unit or portion thereof from or through a Member, and such person may be required to sell a Unit or any portion thereof, in the sole discretion of the Board of Directors, for any reason whatsoever.

In the event that the Investment Manager or an affiliate holds a Unit in its capacity as a Member, such Unit or a portion thereof may be tendered for repurchase in connection with any repurchase offer made by the Fund.

TRANSFERS OF UNITS. A Member may transfer his Units only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency or dissolution of such Member or (ii) with the written consent of the Board of Directors (which may be withheld in its sole discretion); provided, however, that the Board of Directors may not consent to any Transfer other than a Transfer (i) in which the tax basis of the Units in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferor (e.g., certain transfers to affiliates, gifts and contributions to family partnerships), (ii) to members of the Member's immediate family (brothers, sisters, spouse, parents and children), or (iii) a distribution from a qualified retirement plan or an individual retirement account, unless it consults with counsel to the Fund and counsel to the Fund confirms that such Transfer will not cause the Fund to be taxable as a corporation.

The Operating Agreement provides that each Member in the Fund has agreed to indemnify and hold harmless the Fund, the Board of Directors and each other Member and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Member in violation of the Operating Agreement or any misrepresentation made by such Member in connection with any such transfer.

MANAGEMENT OF THE FUND

The Board of Directors provides broad oversight over the affairs of the Fund. The day-to-day affairs of the Fund are managed by the Investment Manager, subject to the ultimate supervision of and any policies established by the Board of Directors, and pursuant to the terms of the Operating Agreement and the Investment Management Agreement.

BOARD OF DIRECTORS. The Board of Directors has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Directors exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Members of the Board of Directors are not required to contribute to the capital of the Fund or hold Units in the Fund. A majority of the Board of Directors are not "interested persons" (as defined in the Investment Company Act) of the Fund (collectively, the "Independent Directors") and perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Directors and brief biographical information regarding each Director is set forth below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk.

----------------------------------------------------------------------------------------------------------------------
Name, (Age) and Address   Position(s) Held     Term of Office and    Principal Occupation(s)        Other
During the Past 5 Years   with Fund            Length of Time        During Past 5 Years            Directorships
                                               Served                                               Held by Director
----------------------------------------------------------------------------------------------------------------------
Robert Turner,* Age 46,   Director             N/A                   Chief Investment Officer       Turner Funds,
1235 Westlakes Drive,                                                and Co-Chief Executive         Berwyn, PA,
Suite 350, Berwyn, PA                                                Officer of Turner              Alpha Select
19312                                                                Investment Partners, Inc.      Funds, Berwyn,
                                                                                                    PA, Episcopal
                                                                                                    Academy, Mercer,
                                                                                                    PA and Bradley
                                                                                                    University,
                                                                                                    Peoria, IL.
----------------------------------------------------------------------------------------------------------------------
John Connors, Age 59,     Director             N/A                   Portfolio Manager, Guyasuta    N/A
467 Belrose Lane,                                                    Investment Advisors;
Radnor, PA  19087                                                    previously, Portfolio
                                                                     Manager, Delaware
                                                                     Investments.
----------------------------------------------------------------------------------------------------------------------

* Mr. Turner is considered an "interested person" of the Fund as that term is defined in the Investment Company Act. Mr. Turner is the Chairman and Chief Investment Officer of Turner Investment Partners, Inc. ("Turner"). Mr. Turner also owns a majority interest in Turner. Turner owns a majority interest in Ascendant Capital Partners, LLC.

The Board of Directors has overall responsibility for the management and supervision of the operations of the Fund. The initial Directors serving on the Board of Directors have been elected by the organizational Member of the Fund (who is affiliated with the Investment Manager). By signing the Operating Agreement, each Member will be deemed to have voted for the election of each of the initial Directors. Any vacancy in the position of Director may be filled by the remaining Directors, or, if required by the Investment Company Act, by vote of a plurality of the vote at a meeting of the Members at which a quorum of Members is present in person or by proxy.

The Directors serve on the Board of Directors for terms of indefinite duration. A Director's position in that capacity will terminate if such Director is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the other Directors, and may be removed either by vote of two-thirds of the Directors not subject to the removal vote or by vote of the Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members. The Directors will render assistance to Members on the question of the removal of Directors in the manner required by Section 16(c) of the Investment Company Act. In the event of any vacancy in the position of a Director, the remaining Directors may appoint an individual to serve as a Director, so long as immediately after such appointment at least two-thirds of the Directors then serving would have been elected by the Members. The Directors may call a meeting of Members to fill any vacancy in the position of a Director, and must do so within 60 days after any date on which Directors who were elected by the Members cease to constitute a majority of the Directors then serving.

The Operating Agreement provides that a Director's responsibilities shall terminate if the Director (i) dies; (ii) is adjudicated incompetent; (iii) voluntarily withdraws as a Director

(upon not less than 90 days' prior written notice to the other Directors); (iv) is removed; (v) is certified by a physician to be mentally or physically unable to perform his duties hereunder; (vi) is declared bankrupt by a court with appropriate jurisdiction or files a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) has a receiver appointed to administer his property or affairs; or (viii) otherwise ceases to be a Director of the Fund under law. A Director may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Directors not subject to the removal vote or (b) the vote or written consent of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

The Operating Agreement provides that a Director shall not be liable to the Fund or to any of its Members for any loss or damage caused by any act or omission in the performance of his or her services under the Operating Agreement, unless it is determined that such loss is due to an act or omission of the Director constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Director's office. Directors are also entitled to be indemnified to the fullest extent permitted by law against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the Director may be or may have been involved as a party or otherwise, or with which the Director may be or may have been threatened, while in office or thereafter, by reason of being or having been a Director of the Fund or the past or present performance of services to the Fund by the Director, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by the Director by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such the Director's office. The rights of indemnification and exculpation provided under the Operating Agreement do not provide for indemnification under Federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

BOARD STANDING COMMITTEES. The Board of Directors has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the Independent Directors of the Fund. The Audit Committee operates under a written charter approved by the Board. The Audit Committee will meet periodically, as necessary.

FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Independent Director and various officers and representatives of the Fund's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee will meet periodically, as necessary.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the Independent Directors of the Fund. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Fund's Board, if any. The Nominating Committee will meet periodically, as necessary.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Director's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the Securities and Exchange Commission. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). As of the date of this SAI, the Directors and officers of the Fund did not own any shares of the Fund.

----------------------------------------------------------------------------------------------------
        NAME           DOLLAR RANGE OF FUND SHARES        AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                                         REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                            BY DIRECTOR IN FAMILY OF INVESTMENT
                                                                         COMPANIES
----------------------------------------------------------------------------------------------------
    Robert Turner                   $0                                      $0
----------------------------------------------------------------------------------------------------
    John Connors                    $0                                      $0
----------------------------------------------------------------------------------------------------

COMPENSATION OF THE DIRECTORS.

--------------------------------------------------------------------------------------------------------------
Name and Position with Fund   Aggregate           Pension or           Total Compensation   Estimated Annual
                              Compensation from   Retirement Benefits  from Fund and Fund   Benefits Upon
                              the Fund*           Accrued as Part of   Complex Paid to      Retirement
                                                  Fund Expenses        Directors
--------------------------------------------------------------------------------------------------------------
Robert Turner, Director               $0                  N/A                   $0                  N/A
--------------------------------------------------------------------------------------------------------------
John Connors, Director              $2,500                N/A                 $2,500                N/A
--------------------------------------------------------------------------------------------------------------

* Estimated for the fiscal year ending December 31, 2002.

The Independent Directors are each paid an annual retainer of $1,000 and per meeting fees of $500, or $250 in the case of telephonic meetings by the Fund. The other Directors receive no annual or other fees from the Fund. All Directors are reimbursed by the Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Fund.

FUND OFFICERS. Set forth below are the names, dates of birth, position with the Fund, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each Officer is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. None of the Officers receive compensation from the Fund for their services.

----------------------------------------------------------------------------------------------------------------------
Name, (Age) and Address   Position(s) Held      Term of Office and    Principal Occupation(s)        Other
During the Past 5 Years   with Fund             Length of Time        During Past 5 Years            Directorships
                                                Served                                               Held by Director
----------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley        President             N/A                   President & Co-Chief           N/A
                                                                      Executive Officer for
                                                                      Turner Investment Partners,
                                                                      Inc.
----------------------------------------------------------------------------------------------------------------------
John H. Grady             Executive Vice        N/A                   General Counsel and Chief      N/A
                          President and Chief                         Operating Officer of Turner
                          Operating Officer                           Investment Partners, Inc.;
                                                                      previously, Partner, Morgan
                                                                      Lewis & Bockius, LLP.
----------------------------------------------------------------------------------------------------------------------
Thomas R. Trala           Treasurer and Chief   N/A                   Treasurer and Chief            N/A
                          Financial Officer                           Financial Officer of Turner
                                                                      Investment Partners, Inc.
----------------------------------------------------------------------------------------------------------------------
Gary Shugrue              Vice President and    N/A                   Chief Investment Officer of    N/A
                          Chief Investment                            Ascendant Capital Partners,
                          Officer                                     LLC; previously, Chief
                                                                      Operating Officer for
                                                                      Double Agent, LLC; and
                                                                      General Partner of Argos
                                                                      Advisors.
----------------------------------------------------------------------------------------------------------------------
Diane Drake               Secretary and Vice    N/A                   Deputy Counsel of Turner       N/A
                          President                                   Investment Partners, Inc.;
                                                                      previously, Associate,
                                                                      Stradley, Ronon, Stevens &
                                                                      Young, LLP; Staff Attorney,
                                                                      Rodney Square Management
                                                                      Corporation.
----------------------------------------------------------------------------------------------------------------------
Brian Ferko               Vice President        N/A                   Product Manager/ Director      N/A
                                                                      of Mutual Fund
                                                                      Administration and
                                                                      Operations of Turner
                                                                      Investment Partners, Inc.;
                                                                      previously, Account
                                                                      Director, SEI Investments.
----------------------------------------------------------------------------------------------------------------------
John Canning              Vice President        N/A                   Subadvisory Institutional      N/A
                                                                      Service Product Manager,
                                                                      Turner Investment Partners,
                                                                      Inc.; previously, Transfer
                                                                      Agent Manager, Pilgrim
                                                                      Baxter and Associates;
                                                                      Portfolio Implementation
                                                                      Analyst, SEI Investments
----------------------------------------------------------------------------------------------------------------------
Rami Livelsberger         Vice President and    N/A                   Legal Assistant, Turner        N/A
                          Assistant Secretary                         Investment Partners, Inc.;
                                                                      previously, Legal
                                                                      Assistant, Morgan Lewis &
                                                                      Bockius, LLP; Temporary
                                                                      Employee, Kelly Services;
                                                                      Temporary Employee,
                                                                      McCallion.
----------------------------------------------------------------------------------------------------------------------

INVESTMENT MANAGER. Ascendant Capital Partners, LLC, a newly-formed Delaware limited liability company, will serve as investment manager to the Fund. The Investment Manager is responsible for formulating a continuing investment program for the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"). The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. ("Turner"). Turner and its affiliates provide a wide range of investment advisory services to individual and institutional clients, including investment companies registered under the Investment Company Act. The principal business address of the Investment Manager is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. As of December 31, 2001, the Investment Manager and its affiliates, including Turner, managed assets of approximately $10 billion.

The Fund's investment portfolio is managed by the Investment Manager. Gary Shugrue, who has over twenty years investment experience, serves as Chief Investment Officer of the Investment Manager and is primarily responsible for managing the Fund's assets. Prior to founding the Investment Manager, Mr. Shugrue served as the Chief Operating Officer for Double Agent, LLC, from September 2000 until August, 2001. Previously, he was General Partner of Argos Advisors, the manager of a family of hedge funds, from June 1988 until September 2000. During his tenure at Argos Advisors, Mr. Shugrue was primarily responsible for operations, investment strategy and marketing for the firm. Mr. Shugrue received his B.S. degree in Accounting from Villanova University, and his MBA from the University of Pennsylvania - Wharton School.

MANAGEMENT FEE. Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The Management Fee will be equal to 1.50% of the Fund's net assets and will be subject to an adjustment (the "Management Fee Adjustment") after the first twelve months of operation based on the Fund's rolling twelve month return. Specifically, after the first twelve months of operation, the monthly Management Fee will equal one-twelfth of the applicable Net Management Fee below based on the Fund's annual return for the preceding twelve-month period. The Investment Manager may voluntarily reduce its Management Fee at times in the future. The Investment Manager's fee will be calculated and accrued monthly, and paid out to the Investment Manager on a quarterly basis. The Management Fee Adjustment will be determined in accordance with the following scale.

RETURN FOR PRIOR 12 -     MANAGEMENT FEE ADJUSTMENT+      NET MANAGEMENT FEE+
MONTH PERIOD+

Less than 6.00%                      - 0.50%                      1.00%

6.00% to 25.00%                         --                        1.50%

Greater than 25.00%                    0.50%                      2.00%

+ Annualized

For example, if the annual return of the Fund is 30% for the preceding twelve-month period, then the monthly Management Fee will be equal to one-twelfth of 2.00% of the Fund's net assets.

For purposes of determining the Management Fee, net assets will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The Management Fee presents risks that are not present in investment funds that do not make allocations based on the performance of such funds. The overall fees payable by the Members may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board continuance of the Investment Management Agreement must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the Members of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the Investment Management Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors will call and hold a meeting to decide whether to renew the Investment Management Agreement for the upcoming year. In preparation for the meeting, the Board will request and review a wide variety of information from the Investment Manager. The Directors will use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Investment Management Agreement for another year.

Before approving the Investment Management Agreement, the Board requested and received written materials from the Investment Manager about: (a) the quality of the Investment Manager's services; (b) the Investment Manager's personnel; (c) the Investment Manager's operations and financial condition; and (d) the Fund's overall fees and operating expenses compared with similar mutual funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously: (a) concluded that terms of the Investment Management Agreement are fair and reasonable; (b) concluded that the Investment Manager's fees are reasonable in light of the services that the Investment Manager will provide to the Fund; and (c) agreed to adopt the Investment Management Agreement.

CODE OF ETHICS

The Fund and the Investment Manager each have adopted codes of ethics under Rule 17j-1 of the Investment Company Act that applies to their activities. The codes of ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The code is available on the EDGAR database on the SEC's web site at http.//www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following email address: PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

BROKERAGE PRACTICES

The Investment Manager seeks to execute each transaction for Underlying Funds at a net price that provides the most favorable cost for the Fund. It is anticipated that most transactions on behalf of the Fund will be conducted on a private placement basis and may be subject to commissions or placement agent fees payable to one or more broker. In this regard, the Investment Manager will generally be unable to seek competitive fees payable in such transactions.

The investment decisions for the Fund are made independently from those for other accounts managed by the Investment Manager. The Investment Manager and its affiliates have other clients and other accounts with investment objectives similar to those of the Fund. The Investment Manager and its affiliates are permitted to make an investment decision on behalf of the Fund that differs from decisions made for, or advice given to, such other accounts and clients even though the investment objectives may be the same or similar, provided that the Investment Manager or its affiliates act in good faith and follow a policy of allocating over a period of time investment opportunities to the Fund on a basis intended to be fair and equitable relative to such other accounts and clients, taking into consideration the investment policies and investment restrictions to which such other accounts and clients and the Fund are subject. Neither the Investment Manager nor its affiliates are obligated to treat the Fund more favorably than the treatment provided to such other accounts and clients.

The Investment Manager may retain the services of consultants and sub-advisers, which may be affiliates, when the Investment Manager determines it to be appropriate.

ALLOCATION OF NET PROFITS AND NET LOSSES

Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each Allocation Period in accordance with Members' respective Investment Percentages for such period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including organizational expenses) during an Allocation Period), before giving effect to any redemptions of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective Investment Percentages.

Allocations for Federal income tax purposes generally will be made among the Members so as to reflect equitably amounts credited or debited to each Member's capital account for the current and prior taxable years. (i.e., "Taxes - Allocation of Profits and Losses.")

ALLOCATION OF SPECIAL ITEMS

Generally, any expenditures payable by the Fund, to the extent paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more, but fewer than all of the Members, will be charged to only those Members on whose behalf the payments are made or whose particular circumstances gave rise to the payments. These charges shall be debited to the capital accounts of the applicable Members as of the close of the period during which the items were paid or accrued by the Fund.

RESERVES

Appropriate reserves may be created, accrued and charged against net assets and proportionately against the capital accounts of the Members for contingent liabilities as of the date the contingent liabilities become known to the Fund. Reserves will be in such amounts (subject to increase or reduction) which the Fund may deem necessary or appropriate. The amount of any reserve (or any increase or decrease therein) will be proportionately charged or credited, as appropriate, to the capital accounts of those investors who are Members at the time when the reserve is created, increased or decreased, as the case may be; provided, however, that if the reserve (or any increase or decrease therein) exceeds the lesser of $500,000 or 1% of the aggregate value of the capital accounts of all those Members, the amount of the reserve, increase, or decrease shall instead be charged or credited to those Members who were Members at the time, as determined by the Fund, of the act or omission giving rise to the contingent liability for which the reserve was established, increased or decreased in proportion to their capital accounts at that time.

VOTING

Each Member has the right to cast a number of votes based on the value of the Member's respective capital account at a meeting of Members called by the Board of Directors or by Members holding 25% or more of the total number of votes eligible to be cast. Members will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would normally be entitled to vote, including election of Directors, approval of the Investment Management Agreement, and approval of the Fund's auditors, and on certain other matters. Except for the exercise of their voting privileges, Members in their capacity as such are not entitled to participate in the management or control of the Fund's business, and may not act for or bind the Fund.

TAXES

The following is a summary of certain aspects of the income taxation of the Fund and its Members that should be considered by a prospective investor. The Fund has not sought a ruling from the Internal Revenue Service (the "Service") or any other federal, state or local agency with respect to any of the tax issues affecting the Fund, nor has it obtained an opinion of counsel with respect to any tax issues other than the characterization of the Fund as a partnership for Federal income tax purposes.

The discussion below is based upon the Internal Revenue Code of 1986, as amended (the "Code"), judicial decisions, Treasury Regulations (the "Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular Member, to all Members that acquire Units other than for cash or to certain Members subject to special treatment under the Federal income tax laws, such as insurance companies, banks, regulated investment companies, personal holding companies and dealers in securities. Foreign persons, such as nonresident aliens, foreign corporations, and foreign trusts and estates could become subject to United States taxation and to the requirement of filing United States tax returns as a result of investing in the Fund.

EACH PROSPECTIVE INVESTOR SHOULD CONSULT WITH ITS OWN TAX ADVISOR IN ORDER TO FULLY UNDERSTAND THE FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

In addition to the particular matters set forth in this section, tax-exempt organizations should review carefully those sections of this Memorandum regarding liquidity and other financial matters to ascertain whether the investment objective of the Fund is consistent with their overall investment plans. Each prospective tax-exempt investor is urged to consult its own counsel regarding the acquisition of Units and to review carefully the discussion below under "Tax Treatment of Fund Investments - Unrelated Business Taxable Income."

CLASSIFICATION OF THE FUND. The Fund has received an opinion of Morgan, Lewis & Bockius LLP, counsel to the Fund, that under the provisions of the Code and the Regulations, as in effect on the date of the opinion, the Fund will be treated as a partnership for Federal income tax purposes and not as an association or a publicly traded partnership taxable as a corporation.

As an entity taxable as a partnership, the Fund is not itself subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions for each taxable year of the Fund ending with or within the Member's taxable year. Each item will have the same character to a Member, and generally will have the same source (either United States or foreign), as though the Member realized the item directly. Members must report these items regardless of the extent to which, or whether, the Fund or Members receive cash distributions for such taxable year, and thus may incur income tax liabilities that exceed any distributions from the Fund.

Code section 7704(a) treats publicly traded limited partnerships that engage in active business activities as corporations for Federal income tax purposes. Publicly traded partnerships include those whose interests: (a) are traded on an established securities market (including the over-the-counter market), or (b) are readily tradable on a secondary market or the substantial equivalent thereof. Units in the Fund will not be traded on an established securities market. Regulations under Section 7704 provide certain safe harbors under which interests in an entity taxable as a partnership will not be considered readily tradable on a secondary market or the substantial equivalent thereof. The Fund will not be eligible for any safe harbors provided by the Regulations.

The Regulations specifically provide, however that the fact that a partnership does not qualify for the safe harbors is disregarded for purposes of determining whether interests in a partnership are readily tradable on a secondary market or the substantial equivalent thereof. Rather, in this event the partnership's status is examined under a general facts and circumstances test set forth in the Regulations. We believe that, under this "facts and circumstances" test, and based upon the anticipated operations of the Fund as well as the legislative history to Section 7704 and the text of the Regulations, interests in the Fund will not be readily tradable on a secondary market or the substantial equivalent thereof.

Based on the foregoing, Morgan Lewis & Bockius LLP, counsel to the Fund, is of the opinion that the Fund should be treated as a partnership rather than an association or publicly traded partnership taxable as a corporation for Federal income tax purposes.

The opinion of counsel described above, however, is not binding on the Service or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for Federal income tax purposes, as a result of a successful challenge to such opinion by the Service, changes in the Code, the Regulations or judicial interpretations thereof, a material adverse change in facts, or otherwise, the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of such income, other than in certain redemptions of Units, would be treated as dividend income when received by the Members to the extent of the Fund's current or accumulated earnings and profits; and Members would not be entitled to report profits or losses realized by the Fund.

ALLOCATION OF PROFITS AND LOSSES. Under the Operating Agreement, the Fund's net capital appreciation or capital depreciation for each Allocation Period is allocated among the Fund Units of Members and to their capital accounts without regard to the amount of income or loss actually recognized by the Fund for Federal income tax purposes. The Operating Agreement provides that items of income, deduction, gain, loss or credit actually recognized by the Fund for each fiscal year generally are to be allocated for income tax purposes among the Members pursuant to Regulations issued under Sections 704(b) and 704(c) of the Code, based upon amounts of the Fund's net capital appreciation or net capital depreciation allocated to each Member's Units and capital account for the current and prior fiscal years.

Under the Operating Agreement, the Board of Directors, has the discretion to allocate specially an amount of the Fund's realized net capital gains and losses including short-term capital gain and loss for Federal income tax purposes to a withdrawing Member to the extent that the Member's capital account exceeds or is less than its Federal income tax basis in its interest in the Fund. There can be no assurance that, if the Board of Directors makes such a special allocation, the Service will accept such allocation. If such allocation is successfully challenged by the Service, the Fund's gains allocable to the remaining Members would be increased.

DISTRIBUTIONS TO MEMBERS AND PAYMENT OF TAX LIABILITY. The Fund has no present intention of making substantial periodic distributions of its net income or gains, if any, to investors, and the Fund may not distribute any net income or gains at all. Whether or not distributions are made, investors will be required each year to pay applicable Federal and state income taxes based on the Fund's taxable income, and will have to pay these taxes from sources other than Fund distributions. The amount and timing of any distributions will be determined in the sole discretion of the Board of Directors.

TAX ELECTIONS; RETURNS; TAX AUDITS. The Code provides for optional adjustments to the basis of partnership property upon distributions of partnership property to a Member and transfers of partnership interests, including by reason of death, provided that a partnership election has been made pursuant to Section
754. Under the Operating Agreement, at the request of a Member, the Board of Directors, in its sole discretion, may cause the Fund to make such an election. Any such election, once made, cannot be revoked without the Service's consent. As a result of the complexity and added expense of the tax accounting required to implement such an election, the Board of Directors does not presently intend to make such election.

The Board of Directors decides how to report the Fund items on the Fund's tax returns, and all Members are required under the Code to treat the items consistently on their own returns, unless they file a statement with the Service disclosing the inconsistency. In the event the income tax returns of the Fund are audited by the Service, the tax treatment of the Fund's income and deductions generally is determined at the Fund level in a single proceeding rather than by individual audits of the Members. A Director of the Fund who is a Member shall be designated as the Fund's "Tax Matters Partner" in the Operating Agreement. In the event that no Director is a Member, a Member shall be designated. The Tax Matters Partner has considerable authority to make decisions affecting the tax treatment and procedural rights of all Members. In addition, the Tax Matters Partner has the authority to bind certain Members to settlement agreements and the right on behalf of all Members to extend the statute of limitations relating to the Members' tax liabilities with respect to Fund items.

TAX CONSEQUENCES TO A WITHDRAWING MEMBER. A Member receiving a cash liquidating distribution from the Fund, in connection with a complete withdrawal from the Fund, generally will recognize capital gain or loss to the extent of the difference between the proceeds received by such Member and such Member's adjusted tax basis in its Units. Such capital gain or loss will be short-term, long-term, or some combination of both, depending upon the timing of the Member's contributions to the Fund. However, a withdrawing Member will recognize ordinary income to the extent such Member's allocable share of the Fund's "unrealized receivables" exceeds the Member's basis in such unrealized receivables (as determined pursuant to the Regulations). For these purposes, accrued but untaxed market discount, if any, on securities held by the Fund will be treated as an unrealized receivable, with respect to which a withdrawing Member would recognize ordinary income. A Member receiving a cash non-liquidating distribution will recognize income in a similar manner only to the extent that the amount of the distribution exceeds such Member's adjusted tax basis in its Units.

As discussed above, the Operating Agreement provides that the Board of Directors may specially allocate items of Fund capital gain and loss (including short-term capital gain and loss) to a withdrawing Member to the extent its capital account would otherwise exceed or be less than, as the case may be, its adjusted tax basis in its Units. Such a special allocation of gain may result in the withdrawing member recognizing capital gain, which may include short-term capital gain, in the Member's last taxable year in the Fund, thereby reducing the amount of long-term capital gain recognized during the tax year in which it receives its liquidating distribution upon withdrawal. Such a special allocation of loss may result in the withdrawing Member recognizing capital loss, which may include long-term loss, in the Member's last taxable year in the Fund, thereby reducing the amount of loss recognized during the tax year in which it receives its liquidating distribution upon withdrawal. For Members that receive liquidating distributions effective January 1 of a given year, these special allocations will be made in the year preceding the distribution.

DISTRIBUTION OF PROPERTY. A partner's receipt of a distribution of property from a partnership is generally not taxable. However, under Section 731 of the Code, a distribution consisting of marketable securities generally is treated as a distribution of cash (rather than property) unless the distributing partnership is an "investment partnership" within the meaning of Section 731(c)(3)(C)(i) and the recipient is an "eligible partner" within the meaning of Section 731(c)(3)(C)(iii). The Fund will determine at the appropriate time whether it qualifies as an "investment partnership." Assuming it so qualifies, if a Member is an "eligible partner," which term should include a Member whose contributions to the Fund consisted solely of cash, the recharacterization rule described above would not apply.

TAX TREATMENT OF FUND INVESTMENTS

IN GENERAL. The Fund expects that it and the Underlying Funds will act as a trader or investor, and not as a dealer, with respect to securities transactions. A trader and an investor are persons who buy and sell securities for their own accounts. A dealer, on the other hand, is a person who purchases securities for resale to customers rather than for investment or speculation.

Generally, the gains and losses realized by a trader or investor on the sale of securities are capital gains and losses. Thus, subject to the treatment of certain currency exchange gains as ordinary income and certain other transactions described below, the Fund expects that its gains and losses and the gains and losses of the Underlying Funds from securities transactions typically will be capital gains and capital losses. See "Currency Fluctuations - `Section 988' Gains or Losses" below and certain other transactions described below.

Capital gains and losses may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules relating to short sales, to so-called "straddle" and "wash sale" transactions and to "Section 1256 contracts" may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization of gains and losses as long-term or short-term, and also the timing of the realization, of certain gains or losses. Moreover, the straddle rules and short sale rules may require the capitalization of certain related expenses.

The Fund and the Underlying Funds may realize ordinary income from accruals of interest and dividends on securities. The Fund and the Underlying Funds may hold debt obligations with "original issue discount." In such case, the Fund generally would be required to include amounts in taxable income on a current basis even though receipt of such amounts may occur in a subsequent year. The Fund and the Underlying Funds also may acquire debt obligations with "market discount." Upon disposition of such an obligation, the Fund generally would be required to treat gain realized as interest income to the extent of the market discount which accrued during the period the debt obligation was held by the Fund or the Underlying Funds. The Fund and the Underlying Funds may realize ordinary income or loss with respect to its investments in partnerships engaged in a trade or business. Income or loss from transactions involving derivative instruments, such as swap transactions, entered into by the Fund or the Underlying Funds also may constitute ordinary income or loss. Moreover, gain recognized from certain "conversion transactions" will be treated as ordinary income.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES. The amount of gain or loss on securities denominated in a foreign currency frequently will be affected by the fluctuation in the value of such foreign currencies relative to the value of the dollar. Generally, gains or losses with respect to investments in common stock of foreign issuers will be taxed as capital gains or losses at the time of the disposition of such stock. However, under Section 988 of the Code, gains and losses on the acquisition and disposition of foreign currency (e.g., the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, gains or losses on disposition of debt securities denominated in a foreign currency to the extent attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the taxpayer accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the taxpayer actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SECTION 1256 CONTRACTS. In the case of "Section 1256 Contracts," the Code generally applies a "mark to market" system of taxing unrealized gains and losses on such contracts and otherwise provides for special rules of taxation. Under these rules, Section 1256 Contracts, which include certain regulated futures contracts, foreign currency contracts and options contracts, held at the end of each taxable year are treated for Federal income tax purposes as if they were sold by the holder for their fair market value on the last business day of such taxable year. The net gain or loss, if any, resulting from such deemed sales, known as "marking to market," together with any gain or loss resulting from actual sales of Section 1256 Contracts, must be taken into account by the holder in computing its taxable income for such year. If a Section 1256 Contract held at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules. Capital gains and losses from such Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% thereof and as long-term capital gains or losses to the extent of 60% thereof.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the taxpayer's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the taxpayer for more than one year. These rules may also terminate the running of the holding period of "substantially identical property" held by the taxpayer.

Gain or loss on a short sale will generally not be realized until such time that the short sale is closed, or the property becomes substantially worthless. However, if the Fund or an Underlying Fund holds a short sale position with respect to stock, certain debt obligations or partnership interests that has appreciated in value and then acquires property that is the same as or substantially identical to the underlying property, the Fund or an Underlying Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund or an Underlying Fund holds an appreciated financial position with respect to stock, certain debt obligations or partnership interests and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to the constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

EFFECT OF STRADDLE RULES ON MEMBERS' SECURITIES POSITIONS. The Service may treat certain positions in securities held, directly or indirectly, by a Member and its indirect interest in similar securities held by the Fund or an Underlying Fund as "straddles" for Federal income tax purposes. The application of the "straddle" rules in such a case could affect a Member's holding period for the securities involved and may defer the recognition of losses with respect to such securities.

LIMITATION ON DEDUCTIBILITY OF INTEREST. For noncorporate taxpayers, Section 163(d) of the Code limits the deduction for "investment interest" (i.e., interest or short sale expenses on "indebtedness properly allocable to property held for investment"). Investment interest is not deductible in the current year to the extent that it exceeds the taxpayer's "net investment income," consisting of net gain and ordinary income derived from investments in the current year less certain directly connected expenses (other than interest or short sale expenses). For this purpose, any long-term capital gain is excluded from net investment income unless the taxpayer elects to pay tax on such amount at ordinary income tax rates.

For purposes of this provision, the Fund's and the Underlying Fund's activities will be treated as giving rise to investment income for a Member, and the investment interest limitation would apply to a noncorporate Member's share of the interest and short sale expenses attributable to the Fund's operation. In such case, a noncorporate Member would be denied a deduction for all or part of that portion of its distributive share of the Fund's ordinary losses attributable to interest and short sale expenses unless it had sufficient investment income from all sources including the Fund. A Member that could not deduct losses currently as a result of the application of Section 163(d) would be entitled to carry forward such losses to future years, subject to the same limitation. The investment interest limitation would also apply to interest paid by a noncorporate Member on money borrowed to finance its investment in the Fund. Potential investors are advised to consult with their own tax advisors with respect to the application of the investment interest limitation in their particular tax situations.

DEDUCTIBILITY OF FUND INVESTMENT EXPENDITURES BY NONCORPORATE MEMBERS. It is anticipated that the Fund's expenses will be investment expenses rather than trade or business expenses. Investment expenses of an individual (and possibly the investment expenses of a trust or estate) are deductible only to the extent that such expenses exceed 2% of adjusted gross income. Further, in the case of a Member that is a partnership having 100 or more partners and which has elected to be treated as an "electing large partnership," 70% of such deductions will be disallowed, although the remaining deductions generally will be allowed at the partnership level and will not be subject to the 2% floor that would otherwise be applicable to individual Members. In addition, the Code further restricts the ability of an individual with an adjusted gross income in excess of a specified amount to deduct such investment expenses. Under such provision, investment expenses in excess of 2% of adjusted gross income may only be deducted to the extent such excess expenses, along with certain other itemized deductions, exceed the lesser of (i) 3% of the excess of the individual's adjusted gross income over the specified amount, or (ii) 80% of the amount of certain itemized deductions otherwise allowable for the taxable year. Moreover, such investment expenses are miscellaneous itemized deductions which are not deductible by a noncorporate taxpayer in calculating its alternative minimum tax liability.

Although the Fund intends to treat the Management Fee as an allocation and not a fee, and, therefore, as not being subject to the foregoing limitations on deductibility, there can be no assurance that the Service may not treat the Management Fee as an investment expense which is subject to the limitations.

The consequences of these limitations will vary depending upon the particular tax situation of each taxpayer. Accordingly, noncorporate Members, including trusts and estates, should consult their tax advisors with respect to the application of these limitations.

APPLICATION OF RULES FOR INCOME AND LOSSES FROM PASSIVE ACTIVITIES. The Code restricts the deductibility of losses from a "passive activity" against certain income which is not derived from a passive activity. This restriction applies to individuals, personal service corporations and certain closely held corporations. Pursuant to Regulations, income or loss from the securities trading activity of the Fund or an Underlying Fund generally will not constitute income or loss from a passive activity. Therefore, passive losses from other sources generally could not be deducted against a Member's share of income and gain from the Fund. Income or loss attributable to investments in partnerships engaged in a trade or business may constitute passive activity income or loss.

"PHANTOM INCOME" FROM INVESTMENTS. As discussed in more detail below, pursuant to various "anti-deferral" provisions of the Code (particularly the "controlled foreign corporation" and "passive foreign investment company" provisions), investments, if any, by the Fund or an Underlying Fund in certain foreign corporations may cause a Member to (i) recognize taxable income prior to the Fund's receipt of distributable proceeds, (ii) pay an interest charge on receipts that are deemed as having been deferred, or (iii) recognize ordinary income that, but for the "anti-deferral" provisions, would have been treated as capital gain.

CONTROLLED FOREIGN CORPORATIONS. Certain United States persons who hold stock in a foreign corporation that is a "controlled foreign corporation" (a "CFC") for an uninterrupted period of 30 days or more during a taxable year must include in their income their PRO RATA share of certain of the CFC's "subpart F income" for the year, regardless of whether any portion of such income is distributed by the CFC to such shareholders. Subpart F income generally includes income or gain derived from portfolio-type investments, as well as rents and royalties (other than those derived from the active conduct of a trade or business, as defined in Treasury regulations). Subpart F income also includes certain income attributable to the sale of personal property or the provision of services between the CFC and a related person.

A CFC is any non-United States corporation in which "United States shareholders" own, directly or indirectly, more than 50% of either (a) the total combined voting power of all classes of voting stock, or (b) the total value of the stock. For this purpose, a "United States shareholder" is a United States citizen, resident, partnership or domestic corporation that owns, directly or indirectly, 10% or more of the total combined voting power of all classes of the corporation's voting stock. As a result, the Fund will be a "United States shareholder" of any foreign corporation of which it owns, directly or is considered to own through its ownership of interests in the Underlying Funds, stock (or warrants, options or convertible debt to acquire stock) with 10% or more of the voting power, and such corporation will be a CFC if United States shareholders (including the Fund) own directly or by virtue of certain constructive ownership rules, more than 50% of the voting power or the value of the stock of such corporation. In such event, all Fund Members who are United States persons (including those with a less than 10% indirect interest in a CFC) will be taxed on their PRO RATA shares of such CFC's subpart F income.

In addition, gain from the sale of the stock of such CFC to the extent attributable to the Fund's PRO RATA shares of such CFC's earnings and profits while a CFC and while the Fund owned (or was considered to own) its stock would be recharacterized as a dividend to the Fund, subject to tax at ordinary income rates with respect to Members who are United States persons.

PASSIVE FOREIGN INVESTMENT COMPANIES. Fund investments, directly or through its ownership of interests in the Underlying Funds, in securities of certain companies outside the United States may result in the application of the rules relating to a passive foreign investment company (a "PFIC"). A PFIC generally is any foreign corporation if 75% or more of its gross income for the taxable year is "passive income," or the average percentage of assets held by such corporation during the taxable year which produce passive income or which are held for the production of passive income is at least 50%. Stock of a PFIC owned by the Fund or an Underlying Fund would be treated as owned proportionately by the Fund's Members. The holder of stock of a PFIC is required to pay tax and a special interest charge on the receipt of an "excess distribution" or on gain recognized from the disposition of stock in the PFIC. Certain adverse tax consequences caused by the PFIC rules can be avoided if the PFIC Member (the Fund or the Underlying Fund as the case may be) elects to have its investment taxed under the qualified electing fund ("QEF") rules. In general, under the QEF rules, a U.S. investor such as the Fund would include annually in its income its PRO RATA share of the earnings and profits of the PFIC whether or not distributed. The Fund may elect to mark-to-market the "marketable stock" in a PFIC, which is owned by the Fund. If such election were made, the Fund would include in its income in a taxable year the excess of the fair market value of the "marketable stock" over its adjusted basis. If the adjusted basis of such stock exceeds its fair market value, the Fund would be allowed a deduction equal to the lesser of (i) the amount of such excess, or (ii) the "unreversed inclusions" with respect to such stock. Any QEF election or mark-to-market election made by the Fund would be made by the Board of Directors, in its sole discretion, in any case in which the Fund invests in the securities of a PFIC. The Board of Directors expects to make these elections on behalf of the Fund, if applicable, to the extent it receives the information needed to implement these elections. It is not possible to determine whether or not any such election would be made by an Underlying Fund.

FOREIGN TAX CREDIT. Income received by the Fund or an Underlying Fund from sources outside the United States may be subject to withholding and other income taxes imposed by foreign countries. Each non-tax exempt United States Member will be required to include in its income an amount equal to its allocable share of such taxes paid and such Member will be entitled, subject to certain limitations, to credit its portion of these amounts against its United States federal income tax due, if any, or to deduct its portion from its United States taxable income, if any.

UNRELATED BUSINESS TAXABLE INCOME. Generally, an exempt organization (such as an employee benefit plan, Individual Retirement Account or 401 (k) or Keogh Plan) is exempt from Federal income tax on its passive investment income, such as dividends, interest and capital gains, whether realized by the organization directly or indirectly through a partnership in which it is an investor. This general exemption from tax does not apply to the unrelated business taxable income ("UBTI") of an exempt organization. UBTI includes "unrelated debt-financed income," which generally consists of (i) income derived by an exempt organization, directly or through a partnership, from income-producing property with respect to which there is "acquisition indebtedness" at any time during the taxable year, and (ii) gains derived by an exempt organization, directly or through a partnership, from the disposition of property with respect to which there is "acquisition indebtedness" at any time during the 12-month period ending with the date of such disposition. With respect to its investments in partnerships engaged in a trade or business, the Fund's income, or loss, from these investments may be taken into account in determining UBTI of an exempt organization Member.

The Fund may incur "acquisition indebtedness" with respect to certain of its transactions and the transactions of the Underlying Funds. Based upon a published ruling issued by the Service which generally holds that income and gain with respect to short sales of publicly traded stock does not constitute income from debt financed property for purposes of computing UBTI, the Fund will treat short sales of securities as not involving "acquisition indebtedness" and therefore not generating UBTI. The percentage of income (i.e., dividends and interest) from securities with respect to which there is "acquisition indebtedness" during a taxable year which will be treated as UBTI generally will be based on the percentage which the "average acquisition indebtedness" incurred with respect to such securities is of the "average amount of the adjusted basis" of such securities during the taxable year.

Since the calculation of the Fund's "unrelated debt-financed income" is complex and will depend in large part on the amount of indebtedness, if any, incurred by the Fund or the Underlying Funds from time to time, it is impossible to predict what percentage of the Fund's income and gains will be treated as UBTI for a Member which is an exempt organization. An exempt organization's share of the income or gains of the Fund which is treated as UBTI may not be offset by losses of the exempt organization either from the Fund or otherwise, unless such losses are treated as attributable to an unrelated trade or business (e.g., losses from securities for which there is acquisition indebtedness).

In general, if UBTI is allocated to an exempt organization such as an employee benefit plan, the portion of the Fund's income and gains which is not treated as UBTI will continue to be exempt from tax, as will the organization's income and gains from other investments which are not treated as UBTI. Therefore, the possibility of realizing UBTI from its investment in the Fund generally should not affect the tax-exempt status of such an exempt organization. However, a charitable remainder trust will not be exempt from Federal income tax under
Section 664(c) of the Code for any year in which it has UBTI. Charitable remainder trusts may not purchase Units. A title-holding company will not be exempt from tax if it has certain types of UBTI. A prospective investor should consult its tax advisor with respect to the tax consequences of receiving UBTI from the Fund. See "ERISA Considerations."

STATE AND LOCAL TAXATION. In addition to the Federal income tax consequences described above, prospective investors should consider potential state and local tax consequences of an investment in the Fund. State and local tax laws differ in the treatment of limited liability companies such as the Fund. A few jurisdictions, but not Delaware where the Fund is organized, may impose entity level taxes on a limited liability company if it is found to have sufficient contact with that jurisdiction. Such taxes are frequently based on the income, capital and activity of the entity that is allocated to the jurisdiction. Although there can be no assurance, except as noted below, the Fund intends to conduct its activities so that it will not be subject to entity level taxation by any state or local jurisdiction.

State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A Member's distributive share of the taxable income or loss of the Fund generally will be required to be included in determining its reportable income for state and local tax purposes in the jurisdiction in which the Member is a resident.

A limited liability company in which the Fund or an Underlying Fund acquires an interest may conduct business in a jurisdiction, which will subject to tax a Member's share of the Fund's income from that business. Members may be required to file tax returns in any such jurisdiction. Prospective investors should consult their tax advisors with respect to the availability of a credit for such tax in the jurisdiction in which that investor is a resident.

ERISA CONSIDERATIONS

PRUDENCE AND DIVERSIFICATION. Before authorizing an investment in Units of the Fund, fiduciaries of a pension, profit sharing or other employee benefit plan subject to the Employee Income Security Act of 1974, as amended, ("ERISA Plans") should consider (i) whether the investment in such Units satisfies the prudence and diversification requirements of Section 404 of ERISA, (ii) whether such fiduciaries have authority to acquire such Units under the plan's investment policies and appropriate governing instruments (including Title I of ERISA) and
(iii) whether the investment will result in unrelated business taxable income to the plan (see "Tax Treatment of Fund Investments - Unrelated Business Taxable Income"). If a fiduciary with respect to an ERISA Plan breaches its responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held personally liable for losses incurred by the ERISA Plan as a result of such breach. Accordingly, the Board of Directors requires all ERISA Plans proposing to invest in the Fund to represent, among other things, that: it, and any fiduciaries responsible for the Plan's investments are aware and understand the Fund's investment objective, policies and strategies; (ii) the decision to invest assets of the ERISA Plan in the Fund was made with appropriate consideration of relevant investment factors with regard to the ERISA Plan; and (iii) the fiduciary making the investment decision on behalf of the ERISA Plan met its fiduciary duties and obligations as imposed by ERISA in making the decision to invest assets of the ERISA Plan in the Fund.

Also, fiduciaries of an individual retirement account ("IRA"), a Keogh plan or other "plan" described in Section 4975(e)(1) of the Code that is not otherwise subject to Title I of ERISA (collectively "Tax-Qualified Plans"), should consider that a Tax-Qualified Plan may only make investments that are authorized by the appropriate governing instruments.

Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of any Plan investing in the Fund for purposes of the fiduciary rules under ERISA and the prohibited transaction rules under ERISA and the Code. Thus, neither the Board of Directors nor any of its affiliates will be fiduciaries with respect to the Plans investing in the Fund based solely on the Board of Director's investment management of the Fund's assets.

DECISION TO INVEST IN UNITS. Certain prospective Plan investors may currently maintain relationships (I.E., investment management, investment advisory or other services) with the Investment Manager (or an affiliate thereof). Each such affiliated person may be deemed to be a party in interest (or disqualified person) and/or a fiduciary with respect to such prospective Plan investor. Generally, ERISA prohibits (and the Code penalizes) the use of Plan assets for the benefit of a party in interest (or disqualified person) and also prohibits (or penalizes) a Plan fiduciary for using its position to cause a Plan to make an investment from which the fiduciary or a third party in which the fiduciary has an interest would receive a fee or other consideration. Accordingly, fiduciaries of Plans will be required to represent that the decision to invest in the Fund was made by a fiduciary independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decisions and that they have not relied upon any individualized advice or recommendation of such affiliated persons as a primary basis for the decision to invest in the Fund.

In short, it is the responsibility of any fiduciary or other person with investment responsibilities over the assets of a Plan considering an investment in the Units of the Fund to see that the above factors have been carefully considered before making an investment. Moreover, because the provisions of ERISA and the related provisions of the Code are highly technical and subject to extensive and varying administrative and judicial interpretation and review, Plan fiduciaries considering an investment in the Fund should consult with their own counsel and advisors regarding the impact of ERISA and the related provisions of the Code.

SUMMARY OF OPERATING AGREEMENT

The following is a summary description of additional items and of select provisions of the Operating Agreement which are not described elsewhere in this Memorandum. The description of such items and provisions is not definitive and is qualified in its entirety by reference to the Operating Agreement.

MEMBERS. Members are considered "members" in the Fund for all purposes of the Delaware Revised Uniform Limited Liability Company Act (the "Act").

LIABILITY OF MEMBERS. Under Delaware law and the Operating Agreement, a Member will not be liable for the debts, obligations or liabilities of the Fund solely by reason of being a Member, except that the Member may be obligated to make capital contributions to the Fund pursuant to the Operating Agreement to repay any funds wrongfully distributed to the Member. A Member may be required to contribute to the Fund, whether before or after the Fund's dissolution or after the Member ceases to be a Member, such amounts as the Fund deems necessary to meet the Fund's debts, obligations or liabilities (not to exceed for any Member, the aggregate amount of any distributions, amounts in connection with the repurchase of all or a portion of the Member's Units and any other amounts received by the Member from the Fund during or after the fiscal year to which any debt, obligation or liability of the Fund is incurred).

AMENDMENT OF THE OPERATING AGREEMENT. The Operating Agreement may be amended with the approval of (i) the Board of Directors, or (ii) a majority of the outstanding Units of the Fund. Certain amendments involving capital accounts, allocations thereto and the modification of events causing dissolution of the Fund may not be made without the consent of any Members adversely affected thereby or unless each Member has received notice of such amendment and any Member objecting to such amendment has been allowed a reasonable opportunity to tender all of its Units for repurchase by the Fund.

POWER OF ATTORNEY. By purchasing Units in the Fund and by signing the Operating Agreement (which each Member does by virtue of signing the Subscription Agreement), each Member will appoint each Director, acting severally, and any liquidator as his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuance of the Fund as a limited liability company under Delaware law or signing all instruments effecting authorized changes in the Fund or the Operating Agreement and conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

The power-of-attorney granted in the Operating Agreement is a special power-of-attorney coupled with an interest in favor of each of the Directors and the liquidator and as such is irrevocable and continues in effect until all of such Member's Units in the Fund are repurchased or transferred to one or more transferees that have been approved by the Board of Directors for admission to the Fund as substitute Members.

TERM, DISSOLUTION AND LIQUIDATION. The Operating Agreement provides that the Fund will be dissolved: (i) upon the affirmative vote to dissolve the Fund by:
(a) the Board of Directors or (b) Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members; (ii) upon the failure of Members to elect a successor Director at a meeting called by the Investment Manager when no Director remains to continue the business of the Fund; (iii) upon the expiration of any two year period that commences on the date on which any Member has submitted a written notice to the Fund requesting to tender all of its Units for repurchase by the Fund if such Units have not been repurchased by the Fund; or (iv) as required by operation of law.

Upon the dissolution of the Fund the Board of Directors will appoint the Administrator as the liquidator and the Administrator will liquidate the business and administrative affairs of the Fund. The proceeds from liquidation (after establishment of appropriate reserves for contingencies in such amount as the Board of Directors or liquidator deems appropriate in its sole discretion as applicable) will be distributed in the following manner: (x) the debts of the Fund, other than debts, liabilities or obligations to Members, and the expenses of liquidation (including legal and accounting expenses incurred in connection with dissolution), up to and including the date that distribution of the Fund's assets to the Members has been completed, will be paid on a PRO RATA basis; (y) then such debts, liabilities or obligations owed to the Members in their order of seniority and on a PRO RATA basis; and (z) then the Members will be paid on a PRO RATA basis in accordance with their respective Capital Accounts after giving effect to all allocations to be made to such Members' Capital Accounts for the Allocation Period ending on the date of the distributions under this Section 6.2(a)(3). The Board of Directors or other liquidator may distribute ratably in kind any assets of the Fund.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the administrator for the Fund. It provides general management related services, including those relating to valuation of the Fund's assets. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC Trust Company (the "Custodian"), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

AUDITORS AND LEGAL COUNSEL.

Ernst & Young LLP serves as the independent auditors of the Fund. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

Morgan, Lewis & Bockius LLP, acts as legal counsel to the Fund. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

FISCAL YEAR

FISCAL YEAR. The Fund's fiscal year ends on December 31st.

                   ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            PART C: OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


          1.  FINANCIAL STATEMENTS:

          As Registrant has no assets, financial statements are omitted.

         2.   EXHIBITS

ITEM NUMBER        EXHIBITS

          a.       Charter                      (1)  Certificate of Formation as
                                                     filed with the State
                                                     of Delaware on January 28,
                                                     2002 is filed herewith.

                                                (2)  Limited Liability Company
                                                     Operating Agreement dated
                                                     January 28, 2002 is filed
                                                     herewith.

          b.        By-laws                      Not Applicable.

          c.        Any Voting Trust Agreement   Not Applicable.

          d.        All Instruments Defining     See Item 24(a)(2).
                    Rights of Securities'
                    Holders

          e.        Dividend Reinvestment Plan   Not Applicable.

          f.        Constituent Instruments      Not Applicable.
                    Defining the Rights of the
                    Holders of Long-Term Debt

          g.        Investment Advisory          Form of Investment Management
                    Contracts                    Agreement is filed herewith.

          h.        Underwriting or              Form of Placement Agent
                    Distribution Contract        Agreement is filed herewith.

          i.        Bonus, Profit Sharing,       Not Applicable.
                    Pension or Other Similar
                    Contracts

ITEM NUMBER         EXHIBITS
          j.        Custodian Agreements and     (1)  Form of Custodian Services
                    Depositary Contracts              Agreement is filed
                                                      herewith.

                                                 (2)  Form of Escrow Agreement
                                                      is filed herewith.

          k.        All other Material                Form of Administration,
                    Contracts                         Accounting and Investor
                                                      Services Agreement is
                                                      filed herewith.

          l.        Opinion and Consent of       Not Applicable.
                    Counsel

          m.        Consent to Service of        Not Applicable.
                    Process

          n.        Copies of Any Other          Not Applicable.
                    Opinions

          o.        Omitted Financial            Not Applicable.
                    Statements

          p.        Initial Capital Agreements   Subscription Agreement is filed
                                                 herewith.

          q.        Retirement Plan              Not Applicable.

          r.        Code of Ethics               (1) ACP Strategic
                                                     Opportunities Fund
                                                     II, LLC Code of Ethics is
                                                     filed herewith.

                                                 (2) Turner Alternative
                                                     Investments, LLC d/b/a
                                                     Ascendant Capital Partners
                                                     LLC Personal Trading
                                                     Policy/Code of Ethics is
                                                     filed herewith.


ITEM 25.  MARKETING ARRANGEMENTS.

Not Applicable.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:



Registration fees                                                    $ 2,500.00

Federal taxes                                                               N/A

State taxes and fees                                                        N/A

Board fees                                                           $ 2,500.00

Transfer Agent fees                                                  $ 1,000.00

Cost of printing                                                     $   100.00

Legal fees and expenses                                              $40,000.00

Accounting fees and expenses                                         $ 5,000.00

Miscellaneous                                                        $ 3,900.00

                                                                     ----------

Total                                                                $55,000.00



ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

After completion of the private offering of Interests, Registrant expects that no person will be directly or indirectly under common control with Registrant, except that the Registrant may be deemed to be controlled by Ascendant Capital Partners, LLC (the "Investment Manager"), the investment manager to the Registrant. Information regarding the Investment Manager is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-60843).



ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

Not Applicable.



ITEM 29.  INDEMNIFICATION.

Reference is made to Section 3.7 of the Registrant's Limited Liability Company Operating Agreement (the "Operating Agreement") included in the prospectus as Exhibit A and to Paragraph 9 of the Registrant's Investment Management Agreement ("Investment Management Agreement") filed as an exhibit to this Registration Statement. The Registrant hereby undertakes that it will apply the indemnification provisions of the Operating Agreement and Investment Management Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Investment Company Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.

The Registrant, in conjunction with the Investment Manager and the Registrant's directors, maintains insurance on behalf of any person who is or was an independent director, officer, employee, or agent of the Registrant, against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which the Registrant itself is not permitted to indemnify.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ADVISERS

Turner Alternative Investments LLC d/b/a Ascendant Capital Partners, LLC

Turner Alternative Investments, LLC d/b/a Ascendant Capital Partners, LLC ("Ascendant") is the Investment Manager for the ACP Strategic Opportunities Fund II, LLC. Ascendant is a Delaware limited liability company whose principal address is at 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Ascendant is an SEC registered investment adviser. One of Ascendant's members, Turner Investment Partners, Inc. ("Turner"), is an investment adviser registered under the Advisers Act. Turner acts as investment adviser for certain open-end management investment companies including the following: Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Large Cap Value, Turner Midcap Value, Turner Small Cap Value, Turner Technology, Turner Top 20, Turner Global Top 40, Turner New Enterprise, Turner Disciplined Large Cap Growth, Turner International Opportunities, Turner International Discovery, Turner Top 20 Value, Turner Future Financial Services, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner Core Fixed Income, Turner Core High Quality Fixed Income, Turner Ultra Short Duration Fixed Income, and Turner Short Duration Fixed Income Funds.

NAME AND POSITION WITH                                                         POSITION WITH OTHER
COMPANY                              OTHER COMPANY                             COMPANY

John H. Grady, Jr.                   Turner Investment Partners, Inc.          Chief Operating Officer; General
Chairman, Chief Operating Officer    Berwyn, PA                                Counsel, and Secretary
and Managing Member
                                     Turner Investment Distributors, Inc.      President and Chief Compliance Officer
                                     Berwyn, PA

Thomas R. Trala                      Turner Investment Partners, Inc.          Chief Financial Officer and Treasurer
Chief Financial Officer and          Berwyn, PA
Managing Member
                                     Turner Investment Distributors, Inc.      Chief Financial Officer and Treasurer
                                     Berwyn, PA

Gary E. Shugrue                               --                                                --
President, Chief Investment
Officer, and Managing Member


Robert E. Turner                     Turner Investment Partners, Inc.          Chairman; CIO and Co-Chief Executive
Member                               Berwyn, PA                                Officer

                                     Turner Investment Distributors, Inc.      Director
                                     Berwyn, PA

                                     Turner Funds                              Trustee
                                     Berwyn, PA

                                     Alpha Select Funds                        Trustee
                                     Berwyn, PA

                                     Episcopal Academy                         Trustee
                                     Merion, PA

                                     Bradley University                        Trustee
                                     Peoria, IL

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.



         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  PFPC Trust Company
                  400 Bellevue Parkway
                  Wilmington, DE  19808

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator and Sub-Administrator:

                  PFPC Trust Company
                  400 Bellevue Parkway
                  Wilmington, DE  19808


         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Alternative Investments, LLC
                  1235 Westlakes Drive, Suite 350
                  Berwyn, PA 19312

ITEM 32.  MANAGEMENT SERVICE.

         Not Applicable.



ITEM 33.  UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, and the Commonwealth of Pennsylvania, on the 13th day of February, 2002.



                                       ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                                       By: /s/ John H. Grady, Jr.
                                       ---------------------------------------
                                       John H. Grady, Jr.
                                       Director



Pursuant to the requirements of the Investment Company Act of 1940, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



 /s/ John H. Grady, Jr.          Initial Director              February 13, 2002
-----------------------
John H. Grady, Jr.

                                  EXHIBIT INDEX



EXHIBIT



EX-99.2A(1)       Certificate of Formation as filed with the State of Delaware on January 28, 2002 is filed herewith.

EX-99.2A(2)       Limited Liability Company Operating Agreement dated January
                  28, 2002 is filed herewith.

EX-99.2B          Not Applicable.

EX-99.2C          Not Applicable.

EX-99.2D          See Item 24(a)(2).

EX-99.2E          Not Applicable.

EX-99.2F          Not Applicable.

EX-99.2G          Form of Investment Management Agreement is filed herewith.

EX-99.2H          Form of Placement Agent Agreement is filed herewith.

EX-99.2I          Not Applicable.

EX-99.2J(1)       Form of Custodian Services Agreement is filed herewith.

EX-99.2J(2)       Form of Escrow Agreement is filed herewith.

EX-99.2K Form of Administration, Accounting and Investor Services Agreement is filed herewith.

EX-99.2L          Not Applicable.

EX-99.2M          Not Applicable.

EX-99.2N          Not Applicable.

EX-99.2O          Not Applicable.

EX-99.2P          Subscription Agreement is filed herewith.

EX-99.2Q          Not Applicable.

EX-99.2R(1)       ACP Strategic Opportunities Fund II, LLC Code of Ethics is
                  filed herewith.

EX-99.2R(2)       Turner Alternative Investments, LLC d/b/a Ascendant Capital
                  Partners, LLC Personal Trading Policy/Code of Ethics is filed herewith.